UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-08764

UBS PACE Select Advisors Trust

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq. UBS Global Asset Management (US) Inc. 51 West 52nd Street New York, NY 10019-6114
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq. Dechert LLP 1775 I Street, N.W. Washington, DC 20006-2401

Registrant’s telephone number, including area code:  212-882 5000

Date of fiscal year end:  July 31

Date of reporting period:  October 31, 2004

Item 1.  Schedule of Investments

UBS PACE Select Advisors Trust

UBS PACE Money Market Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

U.S. Government Agency Obligations—20.72%
2,000	Federal Farm Credit Bank	11/08/04	1.780 *	2,000,000
7,750	Federal Home Loan Bank	11/15/04 to 10/21/05	1.350 to 3.375	7,747,837
1,500	Federal Home Loan Bank	01/05/05	1.910 *	1,499,664
4,900	Federal Home Loan Mortgage Corp.	11/15/04 to 08/15/05	1.500 to 3.250	4,888,380
3,000	Federal Home Loan Mortgage Corp.	11/16/04	1.620 @	2,997,975
5,000	Federal National Mortgage Association	11/28/04	1.874 *	4,999,882
2,900	Federal National Mortgage Association	12/10/04 to 12/15/04	1.080 to 1.150@	2,896,271
8,800	Federal National Mortgage Association	03/29/05 to 09/30/05	1.400 to 2.300	8,800,000
Total U.S. Government Agency Obligations (cost—$35,830,009)				35,830,009

Certificates of Deposit—17.93%
Non-U.S.—10.99%
4,000	Credit Suisse First Boston NY	11/08/04	1.795	4,000,000
3,000	Fortis Bank NV	11/04/04 to 11/15/04	1.765 to 1.793*	2,999,795
3,000	Landesbank Hessen-Thueringen	12/31/04	1.210	2,999,997
2,000	Royal Bank of Scotland PLC	10/03/05	2.375	1,999,545
4,000	Societe Generale	11/10/04 to 11/12/04	1.786 to 1.788*	3,999,621
3,000	UniCredito Italiano SpA	12/24/04	1.876 *	2,999,459
				18,998,417

U.S.—6.94%
4,000	American Express Bank FSB	11/22/04	1.850	4,000,000
4,000	Discover Bank	12/06/04	1.940	4,000,000
4,000	Wells Fargo Bank N.A.	01/24/05	2.040	4,000,000
				12,000,000
Total Certificates of Deposit (cost—$30,998,417)				30,998,417

Commercial Paper@—58.37%
Asset Backed-Auto & Truck—2.31%
4,000	New Center Asset Trust	11/17/04	1.815	3,996,773

Asset Backed-Banking—2.31%
4,000	Atlantis One Funding	11/10/04	1.780	3,998,220

Asset Backed-Miscellaneous—19.65%
4,000	Amsterdam Funding Corp.	11/15/04	1.820	3,997,169
4,000	Falcon Asset Securitization Corp.	11/17/04	1.850	3,996,711
4,000	Kittyhawk Funding Corp.	11/12/04	1.790	3,997,812
4,000	Old Line Funding Corp.	12/03/04	1.900	3,993,244
4,000	Thunderbay Funding	11/05/04	1.780	3,999,209
4,000	Triple A One Funding	11/29/04	1.900	3,994,089
4,000	Variable Funding Capital Corp.	11/09/04	1.780	3,998,418
2,000	Windmill Funding Corp.	11/09/04	1.780	1,999,209
4,000	Yorktown Capital LLC	11/10/04	1.790	3,998,210
				33,974,071

Asset Backed-Securities—10.11%
3,000	Beta Finance, Inc.	11/19/04	1.800	2,997,300
2,000	Dorada Finance, Inc.	02/01/05	2.140	1,989,062
4,000	Galaxy Funding, Inc.	11/04/04	1.740	3,999,420
4,000	K2 (USA) LLC	11/04/04	1.780	3,999,407
4,500	Scaldis Capital LLC	12/15/04	1.840	4,489,880
				17,475,069

Banking-Non-U.S.—4.91%
2,500	Banque et Caisse d’Epargne de L’Etat	12/09/04	1.900	2,494,986
4,000	Natexis Banques Populaires	11/02/04	1.785	3,999,802
2,000	WestLB AG	12/14/04	1.900	1,995,461
				8,490,249

Banking-U.S.—10.69%
1,000	CBA (Delaware) Finance, Inc.	11/30/04	1.920	998,453
3,500	Danske Corp.	11/22/04	1.820	3,496,284
4,000	National Australia Funding (Delaware), Inc.	11/10/04	1.770	3,998,230
4,000	San Paolo IMI U.S. Financial Co.	11/12/04	1.775	3,997,831

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

2,000	Societe Generale N.A.	12/02/04	1.880		1,996,762
4,000	Stadshypotek Delaware, Inc.	12/06/04	1.870		3,992,728
					18,480,288

Brokerage—1.16%
2,000	Greenwich Capital Holdings, Inc.	11/26/04	1.900	*	2,000,000

Finance-NonCaptive Consumer—1.45%
2,500	Household Finance Corp.	11/04/04	1.770		2,499,631

Finance-NonCaptive Diversified—3.47%
4,000	CIT Group, Inc.	11/16/04	1.820		3,996,967
2,000	General Electric Capital Corp.	11/03/04	1.780		1,999,802
					5,996,769

Utilities-Other—2.31%
4,000	RWE AG	11/08/04	1.790		3,998,608
Total Commercial Paper (cost—$100,909,678)					100,909,678

Short-Term Corporate Obligations—3.77%
Banking-Non-U.S.—1.16%
2,000	Bayerische Landesbank	11/01/04	1.990	*	2,000,606

Banking-U.S.—0.58%
1,000	KFW International Finance, Inc.	04/18/05	4.250		1,012,667

Finance-NonCaptive Consumer—0.87%
1,500	Household Finance Corp.	11/05/04	1.800	*	1,500,000

Finance-NonCaptive Diversified—1.16%
2,000	General Electric Capital Corp.	11/09/04	1.958	*	2,000,000
Total Short-Term Corporate Obligations (cost—$6,513,273)					6,513,273

Number of Shares (000)
Money Market Funds†—0.81%
882	AIM Liquid Assets Portfolio		1.750		882,281
520	BlackRock Provident Institutional TempFund		1.622		519,882
Total Money Market Funds (cost—$1,402,163)					1,402,163
Total Investments (cost—$175,653,540 which approximates cost for federal income tax purposes)—101.60%					175,653,540

*	Variable rate securities—maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of October 31, 2004, and reset periodically.
@	Interest rates shown are the discount rates at date of purchase.
†	Interest rates shown reflect yield at October 31, 2004.

Issuer Breakdown By Country

Percentage of Portfolio Assets (%)
United States	83.2
France	4.6
Germany	4.0
Switzerland	2.3
Belgium	1.7
Italy	1.7
Luxemburg	1.4
United Kingdom	1.1
Total	100.0

Weighted Average Maturity — 48 days

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Government Securities Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Government National Mortgage Association Certificates—13.45%
16	GNMA	12/15/07	8.000	16,935
61	GNMA	08/15/09	8.000	64,523
822	GNMA	08/15/09	9.000	880,076
2	GNMA	03/15/13	11.500	1,785
39	GNMA	02/15/19	10.500	43,921
1,102	GNMA	04/15/19	8.250	1,210,171
4	GNMA	05/15/19	11.500	4,938
81	GNMA	06/15/19	10.500	91,403
158	GNMA	07/15/19	10.500	178,052
31	GNMA	08/15/19	10.500	34,463
25	GNMA	09/15/19	10.500	28,327
5	GNMA	07/15/20	10.500	5,261
107	GNMA	08/15/20	10.500	120,971
11	GNMA	09/15/20	10.500	12,988
28	GNMA	08/15/21	7.500	30,716
6	GNMA	02/15/23	8.000	6,991
7	GNMA	09/15/23	7.500	7,120
268	GNMA	12/15/32	5.500	275,155
439	GNMA	02/15/33	5.500	450,205
911	GNMA	03/15/33	5.500	934,120
1,952	GNMA	07/15/33	5.500	2,001,520
990	GNMA	01/15/34	5.500	1,014,922
6,823	GNMA	03/15/34	5.500	6,992,178
1,548	GNMA	04/15/34	5.500	1,586,511
3,561	GNMA	05/15/34	5.500	3,651,534
124	GNMA II	04/20/25	9.000	138,685
16	GNMA II	12/20/26	9.000	17,347
49	GNMA II	01/20/27	9.000	55,082
36	GNMA II	04/20/30	9.000	39,289
4	GNMA II	05/20/30	9.000	4,046
4	GNMA II	06/20/30	9.000	4,916
29	GNMA II	07/20/30	9.000	31,613
34	GNMA II	09/20/30	9.000	37,115
77	GNMA II	10/20/30	9.000	84,521
107	GNMA II	11/20/30	9.000	117,559
37	GNMA II ARM	07/20/17	4.750	37,204
521	GNMA II ARM	01/20/18	4.000	533,895
53	GNMA II ARM	04/20/18	3.375	53,060
24	GNMA II ARM	05/20/18	4.000	23,693
74	GNMA II ARM	06/20/19	4.000	75,162
63	GNMA II ARM	06/20/19	4.500	62,531
72	GNMA II ARM	05/20/21	3.375	72,862
535	GNMA II ARM	09/20/21	4.750	540,592
97	GNMA II ARM	11/20/21	4.625	98,185
500	GNMA II ARM	06/20/22	3.375	504,806
179	GNMA II ARM	11/20/22	4.625	181,477
395	GNMA II ARM	01/20/23	3.375	397,438
219	GNMA II ARM	03/20/23	3.375	221,204
655	GNMA II ARM	01/20/24	3.375	660,326
502	GNMA II ARM	04/20/24	3.375	508,015
4	GNMA II ARM	12/20/24	4.625	3,796
51	GNMA II ARM	01/20/25	3.375	52,067
143	GNMA II ARM	02/20/25	3.375	145,403
202	GNMA II ARM	03/20/25	3.375	203,914
90	GNMA II ARM	03/20/25	3.500	90,126
412	GNMA II ARM	05/20/25	3.375	415,308
183	GNMA II ARM	06/20/25	3.375	184,315
145	GNMA II ARM	08/20/25	4.750	146,744
156	GNMA II ARM	09/20/25	4.750	158,201
121	GNMA II ARM	10/20/25	4.625	122,537
24	GNMA II ARM	12/20/25	4.625	23,849
114	GNMA II ARM	03/20/26	3.375	114,617
1,039	GNMA II ARM	04/20/26	3.375	1,045,559
495	GNMA II ARM	06/20/26	3.375	498,284
192	GNMA II ARM	08/20/26	4.750	194,845
28	GNMA II ARM	09/20/26	4.750	28,466
95	GNMA II ARM	10/20/26	4.625	96,671
138	GNMA II ARM	12/20/26	4.625	140,382
719	GNMA II ARM	01/20/27	3.375	724,637
80	GNMA II ARM	02/20/27	3.375	81,131

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

387	GNMA II ARM	04/20/27	3.375	390,215
69	GNMA II ARM	07/20/27	4.750	70,404
200	GNMA II ARM	08/20/27	4.750	203,342
375	GNMA II ARM	11/20/27	4.625	378,904
40	GNMA II ARM	12/20/27	4.625	40,551
73	GNMA II ARM	01/20/28	3.375	73,660
20	GNMA II ARM	02/20/28	3.250	19,659
60	GNMA II ARM	02/20/28	3.375	61,065
80	GNMA II ARM	10/20/29	4.625	80,941
369	GNMA II ARM	04/20/30	3.375	372,343
6,792	GNMA II ARM	05/20/30	3.375	6,859,289
81	GNMA II ARM	06/20/30	3.500	82,013
933	GNMA II ARM	07/20/30	3.500	945,251
259	GNMA II ARM	07/20/30	4.000	263,431
362	GNMA II ARM	07/20/30	4.500	364,586
1,068	GNMA II ARM	08/20/30	4.000	1,087,199
158	GNMA II ARM	08/20/30	4.500	159,077
175	GNMA II ARM	10/20/30	4.500	175,428
220	GNMA II ARM	09/20/31	4.500	222,065
91	GNMA II ARM	11/20/31	4.500	92,052
23,500	GNMA TBA	TBA	5.500	24,036,082
Total Government National Mortgage Association Certificates (cost—$64,190,491)				64,593,818

Federal Home Loan Mortgage Corporation Certificates—14.99%
8	FHLMC	12/01/05	10.500	8,434
876	FHLMC	07/01/08	6.000	899,356
12	FHLMC	07/01/09	9.000	12,865
13	FHLMC	02/01/10	9.000	13,694
20	FHLMC	05/01/10	11.500	22,015
16	FHLMC	08/01/10	11.500	18,083
17	FHLMC	11/01/10	11.500	19,074
22	FHLMC	05/01/11	11.000	24,610
288	FHLMC	03/01/13	8.000	314,722
6	FHLMC	03/01/13	11.000	6,996
29	FHLMC	05/01/14	11.500	32,277
9	FHLMC	09/01/14	11.500	9,548
19	FHLMC	07/01/15	11.000	21,361
22	FHLMC	09/01/15	11.000	23,795
5	FHLMC	10/01/15	11.000	5,176
42	FHLMC	12/01/15	11.000	46,766
39	FHLMC	12/01/15	11.500	44,572
4	FHLMC	01/01/16	11.500	4,671
4	FHLMC	02/01/16	11.500	4,939
249	FHLMC	05/01/16	8.500	252,663
95	FHLMC	11/01/16	9.750	103,081
7	FHLMC	10/01/17	7.500	7,150
46	FHLMC	12/01/17	11.500	51,853
14	FHLMC	01/01/18	11.500	15,951
47	FHLMC	01/01/19	11.000	53,617
17	FHLMC	04/01/19	11.000	18,850
9	FHLMC	05/01/19	11.500	9,917
2	FHLMC	06/01/19	11.000	2,367
46	FHLMC	06/01/19	11.500	51,405
20	FHLMC	07/01/19	11.500	23,114
0	FHLMC	08/01/20	11.000	189
49	FHLMC	09/01/20	11.000	54,993
61	FHLMC	11/01/20	10.500	68,320
11	FHLMC	12/01/20	11.000	13,050
14	FHLMC	11/01/24	7.500	15,388
739	FHLMC	04/01/25	9.000	804,909
5	FHLMC	08/01/25	7.000	5,482
1,005	FHLMC	03/01/34	5.000	1,002,818
572	FHLMC ARM	10/01/23	3.714	592,576
939	FHLMC ARM	07/01/24	3.587	975,628
1,525	FHLMC ARM	11/01/25	3.698	1,567,508
1,935	FHLMC ARM	10/01/27	3.803	1,983,522
1,166	FHLMC ARM	10/01/27	3.852	1,199,910
475	FHLMC ARM	11/01/27	3.493	486,046
379	FHLMC ARM	01/01/28	3.387	390,938
1,999	FHLMC ARM	06/01/28	3.638	2,077,236
1,550	FHLMC ARM	07/01/28	3.732	1,590,494
1,167	FHLMC ARM	01/01/29	3.700	1,198,036
1,272	FHLMC ARM	04/01/29	3.682	1,318,244
208	FHLMC ARM	10/01/29	5.826	216,490
2,277	FHLMC ARM	11/01/29	3.682	2,374,599
1,171	FHLMC ARM	12/01/29	3.676	1,205,651

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

416	FHLMC ARM	01/01/30	3.650	432,218
29,000	FHLMC TBA	TBA	5.000	28,909,375
21,000	FHLMC TBA	TBA	5.500	21,387,198
Total Federal Home Loan Mortgage Corporation Certificates (cost—$71,130,410)				71,993,740

Federal Housing Administration Certificates—2.33%
424	FHA Project Certificates	04/01/19	7.480	430,039
1,561	FHA Project Certificates	02/01/20	8.430	1,560,859
2,359	FHA Project Certificates	02/01/21	7.400	2,358,964
182	FHA Project Certificates	05/01/21	7.450	184,705
1,583	FHA Reilly	07/01/20	6.896	1,599,010
96	FHA Reilly	08/01/20	7.430	97,586
105	FHA Reilly	09/01/22	7.430	106,798
4,863	FHA Wingate St. Francis	04/01/31	8.375	4,862,791
Total Federal Housing Administration Certificates (cost—$11,210,721)				11,200,752

Federal National Mortgage Association Certificates—60.19%
10	FNMA	02/01/05	9.000	9,925
1	FNMA	03/01/06	9.500	942
335	FNMA	05/01/09	9.000	358,822
6	FNMA	12/01/09	9.500	7,050
90	FNMA	04/01/10	9.250	97,229
12	FNMA	03/01/11	10.250	12,902
43	FNMA	04/01/11	10.250	47,157
8	FNMA	02/01/12	10.500	8,693
22	FNMA	09/01/12	6.500	23,843
68	FNMA	12/01/12	6.500	73,001
12	FNMA	01/01/13	6.500	12,556
55	FNMA	02/01/13	6.500	58,242
118	FNMA	03/01/13	6.500	124,852
48	FNMA	04/01/13	6.500	50,990
97	FNMA	04/01/13	9.250	104,633
179	FNMA	06/01/13	6.500	189,569
78	FNMA	07/01/13	6.500	82,677
7	FNMA	07/01/13	10.500	7,744
29	FNMA	07/01/13	11.000	32,133
50	FNMA	08/01/13	6.500	53,003
267	FNMA	09/01/13	6.500	283,559
110	FNMA	10/01/13	6.500	117,057
90	FNMA	11/01/13	6.500	95,547
9	FNMA	04/01/14	10.500	9,381
14	FNMA	05/01/14	5.500	14,107
155	FNMA	05/01/14	9.250	164,848
40	FNMA	09/01/15	10.500	45,318
34	FNMA	10/01/15	11.000	38,585
0	FNMA	11/01/15	10.500	221
56	FNMA	11/01/15	11.000	62,472
111	FNMA	12/01/15	9.250	119,621
41	FNMA	01/01/16	11.000	45,547
35	FNMA	02/01/16	11.000	38,198
24	FNMA	03/01/16	11.000	26,083
474	FNMA	06/01/17	5.500	490,630
3,214	FNMA	10/01/17	5.000	3,285,453
2,096	FNMA	02/01/18	5.000	2,142,105
1,598	FNMA	05/01/18	5.000	1,633,053
34	FNMA	06/01/18	5.000	34,786
767	FNMA	07/01/18	5.000	784,668
815	FNMA	08/01/18	5.000	832,947
4,321	FNMA	10/01/18	5.000	4,416,530
24,277	FNMA	11/01/18	5.000	24,809,914
4,328	FNMA	12/01/18	5.000	4,423,116
13,005	FNMA	02/01/19	5.000	13,289,039
620	FNMA	04/01/19	4.500	621,653
3,044	FNMA	05/01/19	4.500	3,055,734
4,498	FNMA	06/01/19	4.500	4,514,658
1,710	FNMA	07/01/19	4.500	1,716,747
240	FNMA	07/01/19	6.500	253,811
15	FNMA	07/01/19	10.500	17,110
985	FNMA	08/01/19	4.500	989,173
182	FNMA	08/01/19	10.000	203,768
231	FNMA	10/01/19	9.000	258,670
34	FNMA	05/01/20	11.000	37,614
7	FNMA	08/01/20	10.500	7,955
3	FNMA	11/01/20	10.500	3,351
17	FNMA	09/01/21	10.500	18,489
25	FNMA	04/01/22	10.500	28,085

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

5	FNMA	06/01/24	7.500		5,400
74	FNMA	07/01/24	7.500		80,020
76	FNMA	08/01/24	7.500		82,764
1	FNMA	10/01/24	7.500		1,092
3	FNMA	12/01/24	7.500		3,076
32	FNMA	06/01/25	7.500		34,354
47	FNMA	07/01/25	7.500		51,167
185	FNMA	07/01/25	8.000		202,305
258	FNMA	09/01/25	8.500		285,119
139	FNMA	02/01/26	9.000		156,515
25	FNMA	04/01/26	6.500		26,914
327	FNMA	10/01/26	7.500		352,346
215	FNMA	11/01/26	7.500		231,855
141	FNMA	11/01/26	8.000		152,466
197	FNMA	03/01/29	6.500		208,110
450	FNMA	05/01/29	6.500		473,997
36	FNMA	03/01/33	6.000		36,933
35,143	FNMA	03/01/34	5.000		35,114,991
177	FNMA ARM	07/01/09	7.249		199,169
615	FNMA ARM	09/01/15	2.736		622,132
41	FNMA ARM	11/01/23	5.394		42,204
912	FNMA ARM	03/01/25	4.240		933,452
211	FNMA ARM	02/01/26	3.330		217,368
545	FNMA ARM	09/01/26	4.145		560,387
11,074	FNMA ARM	10/01/26	3.096		10,939,769
280	FNMA ARM	12/01/27	3.808		288,265
176	FNMA ARM	02/01/29	3.942		179,019
113	FNMA ARM	09/01/29	6.622		114,213
419	FNMA ARM	02/01/30	3.684		429,404
525	FNMA ARM	05/01/30	4.030		539,843
288	FNMA ARM	07/01/30	4.077		299,056
59,500	FNMA TBA	TBA	5.000		60,492,006
73,500	FNMA TBA	TBA	5.500		74,823,748
26,000	FNMA TBA	TBA	6.000		26,888,748
3,500	FNMA TBA	TBA	6.500		3,679,375
Total Federal National Mortgage Association Certificates (cost—$287,964,137)					289,033,148

Collateralized Mortgage Obligations—5.14%
4,634	Chevy Chase Funding LLC, Series 2004-1, Class A1 (2)	01/25/35	1.328	‡	4,630,151
1,321	Federal Agricultural Mortgage Corp., Series 2002, Class AA1	04/25/11	7.827		1,423,052
179	FHLMC REMIC, Series 0023, Class KZ	11/25/23	6.500		189,722
69	FHLMC REMIC, Series 0159, Class H	09/15/21	4.500		69,129
15	FHLMC REMIC, Series 0185, Class E	08/15/06	9.000		15,020
391	FHLMC REMIC, Series 1003, Class H	10/15/20	2.625	‡	391,065
13	FHLMC REMIC, Series 1349, Class PS	08/15/22	7.500		13,438
1,488	FHLMC REMIC, Series 1502, Class PX	04/15/23	7.000		1,574,893
748	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		750,385
241	FHLMC REMIC, Series 1573, Class PZ	09/15/23	7.000		262,252
175	FHLMC REMIC, Series 1658, Class GZ	01/15/24	7.000		186,018
659	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		665,562
37	FHLMC REMIC, Series 1775, Class Z	03/15/25	8.500		38,279
136	FHLMC REMIC, Series 2258, Class F	06/15/29	2.220	‡	136,794
323	FHLMC REMIC, Series 2411, Class FJ	12/15/29	2.220	‡	324,238
10	FNMA REMIC, Trust 1992-074, Class Z	05/25/22	8.000		10,202
49	FNMA REMIC, Trust 1992-129, Class L	07/25/22	6.000		50,696
104	FNMA REMIC, Trust 1992-158, Class ZZ	08/25/22	7.750		112,990
1,683	FNMA REMIC, Trust 1993-037, Class PX	03/25/23	7.000		1,824,029
6	FNMA REMIC, Trust 1993-240, Class Z	12/25/13	6.250		5,871
88	FNMA REMIC, Trust 1993-250, Class Z	12/25/23	7.000		92,798
196	FNMA REMIC, Trust G92-040, Class ZC	07/25/22	7.000		207,815
148	FNMA REMIC, Trust G94-006, Class PJ	05/17/24	8.000		162,839
1,021	FNMA REMIC, Trust Series 1987-002, Class Z	11/25/17	11.000		1,167,870
695	FNMA REMIC, Trust Series 1988-007, Class Z	04/25/18	9.250		760,026
189	GNMA REMIC, Trust Series 2000-009, Class FH	02/16/30	2.389	‡	189,866
3,766	Sequoia Mortgage Trust, Series 5, Class A	10/19/26	2.161	‡	3,763,749
35	Small Business Administration, Series 1995-10, Class B1	03/01/05	7.750		35,317
88	Small Business Administration, Series 1997-P10, Class B11	05/10/07	7.310		95,348
1,218	Small Business Administration, Series 2000-10, Class B1	08/01/10	7.449		1,353,775

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

4,184	Washington Mutual, Series 2003-R1, Class A1	12/25/27	2.203	‡	4,178,890
Total Collateralized Mortgage Obligations (cost—$23,749,180)					24,682,079

Asset-Backed Securities—12.93%
3,000	Citibank Omni-S Master Trust, Series 2002-1, Class A	02/18/09	1.970	‡	2,999,181
4,041	Citifinancial Mortgage Securities, Inc., Series 2003-2, Class AV2	05/25/33	2.243	‡	4,041,737
1,141	Conseco Finance Home Loan Trust, Series 1999-G, Class M2	06/15/24	9.520		1,144,068
350	Conseco Finance Securitizations Corp., Series 1999-F, Class M2	10/15/30	9.300		371,799
1,000	Conseco Finance Securitizations Corp., Series 2000-5, Class M1	02/01/32	8.400		205,000
594	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-HE4, Class A2	08/25/32	2.373	‡	595,684
4,067	Credit-Based Asset Servicing and Securitization, Series 2004-CB5, Class AVI	09/25/21	2.063	‡	4,065,529
3,256	CWABS, Inc., Series 2004-4, Class 3A1	11/25/23	2.033	‡	3,256,418
3,958	CWABS, Inc., Series 2004-5, Class 4A1	08/25/23	1.950	‡	3,955,764
5,072	CWABS, Inc., Series 2004-6, Class 2A1	10/25/21	2.123	‡	5,072,039
1,638	Embarcadero Aircraft Securitization Trust, Series 2000-A, Class B (2)††	08/15/25	2.970	‡	512
1,541	EMC Mortgage Loan Trust, Series 2003-A, Class A2 (2)	08/25/40	2.683	‡	1,553,519
2,595	Equity One ABS, Inc., Series 2004-1, Class AF1	04/25/34	1.990	‡	2,595,386
4,034	First Franklin Mortgage Loan Trust, Series 2003-FF5, Class A2	03/25/34	2.820	‡	4,062,224
3,137	First Franklin Mortgage Loan Trust, Series 2004-FFH3, CLass 2A2	10/25/34	1.730	‡	3,134,759
2,110	Fremont Home Loan Trust, Series 2003-1, Class A2	02/25/33	2.273	‡	2,113,552
3,047	Fremont Home Loan Trust, Series 2004-2, Class 2A1	07/25/34	2.080	‡	3,045,674
140	Green Tree Financial Corp., Series 1998-2, Class A5	11/01/16	6.240		144,889
303	Home Equity Mortgage Trust, Series 2003-3, Class A1	09/25/33	2.333	‡	303,593
271	Long Beach Mortgage Loan Trust, Series 2002-1, Class 2A1	05/25/32	2.253	‡	270,819
3,067	Renaissance Home Equity Loan Trust, Series 2003-2, Class A	08/25/33	2.373	‡	3,075,567
4,218	Renaissance Home Equity Loan Trust, Series 2004-2, Class AV1	07/25/34	2.093	‡	4,218,497
1,913	Residential Asset Mortgage Products, Inc., Series 2003-RZ4, Class A1	06/25/24	1.990	‡	1,913,240
4,800	Residential Asset Mortgage Products, Inc., Series 2004-RS8, Class AII1	05/25/26	2.073	‡	4,797,626
3,152	Residential Asset Mortgage Products, Inc., Series 2004-RZ1, Class AI1	12/25/22	1.950	‡	3,152,233
2,014	Specialty Underwriting & Residential Financing, Series 2003-BC1, Class A	01/25/34	2.273	‡	2,013,812
Total Asset-Backed Securities (cost—$64,463,193)					62,103,121

Stripped Mortgage-Backed Securities†††—0.35%
753	FHLMC REMIC, Series 0013, Class B (1)	06/25/23	7.000		125,294
57	FHLMC REMIC, Series 1554, Class I (1)	08/15/08	6.500		4,292
1,948	FHLMC REMIC, Series 1627, Class PN (1)	09/15/22	6.000		67,437
69	FHLMC REMIC, Series 2136, Class GD (1)	03/15/29	7.000		12,219
332	FHLMC REMIC, Series 2178, Class PI (1)	08/15/29	7.500		55,651
1	FNMA REMIC, Trust 1992-142, Class KB (1)	08/25/07	11.980		10,266
1	FNMA REMIC, Trust 1992-157, Class JA (1)	09/25/07	10.146		10,253
18	FNMA REMIC, Trust 1993-138, Class JC (1)	11/25/22	7.000		92
32	FNMA REMIC, Trust 1994-030, Class IA (1)	11/25/22	6.500		469
40,933	Hilton Hotel Pool Trust, Series 2000-HLTA, Class X (2)	10/03/15	0.946	‡	1,382,229
Total Stripped Mortgage-Backed Securities (cost—$1,766,005)					1,668,202

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Certificates of Deposit—7.00%
U.S.—7.00%
9,600	Bank of America N.A.	11/10/04 to 02/01/05	1.640 to 2.000	9,600,000
14,400	Citibank N.A.	11/12/04 to 01/24/05	1.600 to 2.030	14,400,000
9,600	Wells Fargo Bank N.A.	12/06/04 to 12/13/04	1.860 to 1.900	9,600,000
Total Certificates of Deposit (cost—$33,600,000)				33,600,000

Commercial Paper@—2.97%
Finance-NonCaptive Diversified—2.97%
14,300	General Electric Capital Corp. (cost—$14,270,143)	11/16/04 to 02/04/05	1.610 to 2.040	14,270,143

Short-Term U.S. Government and Agency Obligations@—29.61%
38,100	Federal Home Loan Bank	01/14/05 to 01/21/05	1.929 to 1.982	37,933,592
48,300	Federal Home Loan Mortgage Corp.	11/02/04 to 01/11/05	1.570 to 1.960	48,168,229
48,300	Federal National Mortgage Association	11/01/04 to 01/26/05	1.180 to 2.000	48,198,145
7,895	U.S. Treasury Bills (3)†	12/09/04 to 12/16/04	1.515 to 1.658	7,882,055
Total Short-Term U.S. Government and Agency Obligations (cost—$142,182,021)				142,182,021

Repurchase Agreement—0.48%
2,323	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $2,395,000 U.S. Treasury Bills, zero coupon due 03/25/05; (value—$2,374,044); proceeds: $2,323,316 (cost—$2,323,000)	11/01/04	1.630	2,323,000
Total Investments (cost—$716,849,301)(4)(5)—149.44%				717,650,024

@	Interest rates shown are the discount rates at date of purchase.
‡	Floating rate securities. The interest rates shown are the current rates as of October 31, 2004.
†	Entire or partial amount pledged as collateral for futures and options transactions.
††	Bond Interest in default.
†††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

(1)	Illiquid securities representing 0.06% of net assets.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.58% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)	Security, or portion thereof, was on loan at October 31, 2004.
(4)

Includes $7,188,486 of investments in securities on loan, at value. The custodian held a Federal National Mortgage Association obligation, 6.625% due 09/15/09 having a value of $7,340,726 as collateral for portfolio securities loaned.

(5)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $4,123,645 and $3,322,922, respectively, resulting in net unrealized depreciation of investments of $800,723.

ARM	Adjustable Rate Mortgage—The interest rates shown are the current rates as of October 31, 2004.
REMIC	Real Estate Mortgage Investment Conduit.
TBA

(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Number of Contracts		Value ($)
Written Options
Call Options Written
15,000,000	3 Month LIBOR (1) Interest Rate Swap, strike @ 4.00%, expires 10/31/05	177,600
310	U.S. Treasury Note 10 Year Futures, strike @ $115.00, expires 02/18/05	227,656
		405,256

Put Options Written
15,000,000	3 Month LIBOR (1) Interest Rate Swap, strike @ 7.00%, expires 10/31/05	13,500
Total Written Options (premiums received—$645,463)		418,756

(1) 3 Month LIBOR (London Interbank Offered Rate) at October 31, 2004 was 2.170%.

	Number of Contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	60,000,000	795,015
Options written	620	351,269
Options terminated in closing purchase transactions	(26,700,310)	(368,326)
Options expired prior to exercise	(3,300,000)	(132,495)
Options outstanding at October 31, 2004	30,000,310	645,463

Number of Contracts	Contracts to Deliver	In Exchange For ($)	Expiration Date	Unrealized Appreciation ($)
Futures Contracts
31	U.S. Treasury Note 10 Year Futures	3,509,297	December 2004	11,141

Interest Rate Swaps

	Notional		Rate Type				Unrealized
	Amount (000)	Termination Dates	Payments made by the Portfolio (%)		Payments received by the Portfolio (%)		Appreciation (Depreciation) ($)
USD	62,700	12/15/06	2.170	†	4.000		325,492
USD	9,400	12/15/14	5.000		2.170	†	(61,484)
							264,008

† Rate based on 3 Month LIBOR (London Interbank Offered Rate).

USD    U.S. Dollars

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Intermediate Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—25.22%
2,215	U.S. Treasury Bonds	05/15/10	10.000		2,306,628
4,950	U.S. Treasury Bonds (1)	11/15/10	12.750		5,474,002
12,280	U.S. Treasury Bonds (1)	11/15/12	10.375		14,920,679
1,025	U.S. Treasury Bonds	11/15/21	8.000		1,422,387
1,040	U.S. Treasury Bonds	08/15/23	6.250		1,228,500
10,105	U.S. Treasury Bonds (1)	02/15/31	5.375		10,975,374
2,473	U.S. Treasury Inflation Index Notes †††	07/15/14	2.000		2,558,460
920	U.S. Treasury Notes	11/15/05	5.750		952,883
5,310	U.S. Treasury Notes (1)	11/30/05	1.875		5,288,431
1,065	U.S. Treasury Notes	12/31/05	1.875		1,060,050
25	U.S. Treasury Notes	05/15/06	4.625		25,841
18,975	U.S. Treasury Notes (1)	06/30/06	2.750		19,068,395
2,900	U.S. Treasury Notes	08/31/06	2.375		2,893,089
910	U.S. Treasury Notes	09/30/06	2.500		909,254
7,600	U.S. Treasury Notes	10/31/06	2.500		7,586,394
2,470	U.S. Treasury Notes (1)	06/15/09	4.000		2,550,564
2,435	U.S. Treasury Notes	10/15/09	3.375		2,444,321
1,935	U.S. Treasury Notes (1)	02/15/10	6.500		2,226,384
9,710	U.S. Treasury Notes (1)	02/15/12	4.875		10,406,013
1,190	U.S. Treasury Notes	11/15/12	4.000		1,203,202
Total U.S. Government Obligations (cost—$95,662,194)					95,500,851

Federal Home Loan Mortgage Corporation Certificates—3.65%
3,875	FHLMC	04/01/08	3.500		3,869,598
2,600	FHLMC	01/12/09	3.875		2,606,560
1,125	FHLMC	02/27/09	3.750		1,133,685
1,520	FHLMC	09/15/09	6.625		1,720,728
2,545	FHLMC	12/08/10	4.750		2,570,829
1,600	FHLMC	10/11/12	4.750		1,598,608
17	FHLMC	04/01/17	5.500		17,587
300	FHLMC TBA	TBA	5.500		310,407
Total Federal Home Loan Mortgage Corporation Certificates (cost—$13,706,406)					13,828,002

Federal National Mortgage Association Certificates—10.81%
1,775	FNMA	06/16/06	1.750		1,749,628
7,290	FNMA	09/15/09	6.625		8,251,857
5,235	FNMA	01/15/10	7.250		6,099,429
8,075	FNMA (1)	06/15/10	7.125		9,411,542
4,480	FNMA	02/21/13	4.750		4,475,018
454	FNMA	08/01/15	5.500		471,712
3,528	FNMA	10/25/30	5.500		3,695,292
2,756	FNMA	11/25/30	5.500		2,885,670
819	FNMA ARM	08/01/32	5.740		827,818
3,033	FNMA ARM	04/01/34	4.023		3,045,466
Total Federal National Mortgage Association Certificates (cost—$40,731,983)					40,913,432

Collateralized Mortgage Obligations—8.73%
4,740	Bear Stearns Alt A Trust, Series 2004-13, Class A1	09/25/34	2.260		4,740,000
2,000	Chase Commercial Mortgage Securities Corp., Series 1999-2, Class A2	01/15/32	7.198		2,283,733
103	Enterprise Mortgage Acceptance Co., Series 1998-1, Class A1 (2)	01/15/25	6.110		103,053
1,530	First Union Lehman Brothers Bank of America, Series 1998-C2, Class A2	11/18/35	6.560		1,664,559
1,501	FNMA REMIC Trust, Series 2002-63, Class EJ	10/25/32	6.000		1,583,585
1,868	GMAC Commercial Mortgage Securities, Inc., Series 1999-C3, Class A2	08/15/36	7.179		2,111,711
1,850	LB Commercial Conduit Mortgage Trust, Series 1998-C4, Class A1B	10/15/35	6.210		2,008,839
1,436	LB Commercial Conduit Mortgage Trust, Series 1999-C2, Class A1	10/15/32	7.105		1,519,668
1,106	Nationslink Funding Corp., Series 1999-SL, Class A6	11/10/30	6.608		1,137,677
1,975	Small Business Administration, Series 2004-P10B, Class1	08/10/14	4.754		1,994,315
3,341	Structured ARM Loan Trust, Series 2004-13, Class A2	09/25/34	2.233		3,336,131
1,849	Structured Asset Securities Corp., Series 2003-2, Class C (2)	01/21/09	2.030	‡	1,848,423
1,351	Structured Asset Securities Corp., Series 2003-AL1, Class A (2)	04/25/31	3.356		1,277,225

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

3,812	Structured Asset Securities Corp., Series 2004-6, Class 4A1 ARM	06/25/34	4.906	‡	3,818,503
3,648	Wells Fargo Mortgage Backed Securities Trust, Series 2004-H, Class A1	06/25/34	4.538	‡	3,615,281
Total Collateralized Mortgage Obligations (cost—$32,897,375)					33,042,703

Asset-Backed Securities—9.44%
376	Aames Mortgage Trust, Series 1996-D, Class A1G	03/15/29	7.320		375,338
4,000	American Express Credit Account Master Trust, Series 2000-1, Class A	09/17/07	7.200		4,059,055
4,075	Capital Auto Receivables Asset Trust, Series 2002-3, Class A3	10/16/06	3.580		4,106,667
2,890	Citibank Credit Card Issuance Trust, Series 1998-2, Class A	01/15/10	6.050		3,137,157
3,475	Citibank Credit Card Issuance Trust, Series 2003-A6, Class A6	05/17/10	2.900		3,415,909
3,325	Citibank Credit Card Issuance Trust, Series 2004-A1, Class A1	01/20/09	2.550		3,294,137
3,325	Citibank Credit Card Issuance Trust, Series 2004-A4, Class A4	08/24/09	3.200		3,316,688
2,825	DaimlerChrysler Auto Trust, Series 2004-B, Class A3	09/08/08	3.180		2,836,918
2,000	Epoch 2002 Ltd. (2)	05/30/07	2.190	‡	1,970,000
2,100	MBNA Master Credit Card Trust, Series 2000-E, Class A	10/15/12	7.800		2,510,196
2,925	MBNA Master Credit Card Trust, Series 2004-A4, Class A4	09/15/09	2.700		2,899,753
3,450	Nissan Auto Receivables Owner Trust, Series 2004-B, Class A4	12/15/09	4.000		3,517,760
339	Polaris Securities, Inc., Series 2001-1, Class A1 † (2)	07/17/09	9.370	*	298,589
Total Asset-Backed Securities (cost—$35,445,233)					35,738,167

Corporate Notes—34.31%
Aerospace & Defense—0.82%
720	Lockheed Martin Corp.	12/01/09	8.200		858,159
565	Northrop Grumman Corp.	11/16/06	4.079		575,012
340	Northrop Grumman Corp.	02/15/11	7.125		392,027
1,180	Raytheon Co.	08/15/07	6.750		1,288,891
					3,114,089

Airlines—0.14%
540	Continental Airlines, Inc.	02/02/19	6.545		522,746

Automotive—1.71%
725	American Honda Finance (2)	05/26/09	4.500		747,022
550	DaimlerChrysler N.A. Holding Corp.	09/10/07	2.343	‡	550,362
135	DaimlerChrysler N.A. Holding Corp.	06/04/08	4.050		135,910
825	DaimlerChrysler N.A. Holding Corp.	01/15/08	4.750		849,965
50	DaimlerChrysler N.A. Holding Corp.	11/15/13	6.500		54,599
1,225	Ford Motor Credit Co. MTN	12/30/14	9.140		1,236,008
1,465	General Motors Acceptance Corp.	05/15/09	5.625		1,479,342
1,365	General Motors Acceptance Corp.	09/15/11	6.875		1,420,945
					6,474,153

Banking-Non-U.S.—0.33%
United Kingdom—0.33%
595	Barclays Bank PLC (2)	09/29/49	8.550	‡	732,771
500	HBOS Treasury Services PLC (2)	09/30/08	3.750		503,426
					1,236,197

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Banking-U.S.—6.62%
550	American Express Centurion	07/30/09	4.375		564,415
400	BankBoston N.A.	04/15/08	6.375		437,126
260	Bank of America Corp.	04/15/06	7.200		276,272
295	Bank of America Corp.	02/01/07	5.250		309,138
55	Bank of America Corp.	01/15/08	3.875		55,913
1,315	Bank of America Corp.	02/15/10	7.800		1,548,892
250	Bank of America Corp.	06/15/14	5.375		262,619
425	Bank One Corp.	06/30/08	2.625		411,223
975	Bank One N.A., Illinois	01/15/08	3.700		984,103
2,050	DEPFA ACS Bank	10/29/08	3.625		2,071,756
675	Firstar Bank N.A.	07/05/10	7.800		697,464
680	Fleet National Bank	01/15/09	5.750		732,045
280	Fleetboston Financial Corp.	02/15/08	3.850		284,023
1,450	HSBC Bank USA	09/21/07	1.980	‡	1,448,618
550	HSBC Bank USA	09/15/09	3.875		551,332
250	Huntington National Bank	10/16/06	2.750		248,982
585	National City Bank	10/15/07	3.375		587,214
1,425	National City Bank	06/29/09	2.090	‡	1,423,334
100	Rabobank Capital Fund II (2)	12/31/49	5.260		102,567
635	Suntrust Bank	10/15/07	3.625		640,037
500	Suntrust Bank	06/15/09	4.415		512,550
1,425	U.S. Bank NA	03/12/07	2.400		1,405,667
860	U.S. Bank NA	02/01/08	6.500		940,115
785	U.S. Central Credit Union	05/30/08	2.750		771,270
190	Wachovia Corp.	08/15/08	3.500		190,085
840	Wachovia Corp.	12/15/08	5.625		905,054
715	Wachovia Corp.	02/17/09	3.625		713,424
925	Wells Fargo & Co.	05/21/06	5.900		971,247
550	Wells Fargo & Co.	09/28/07	2.030	‡	549,393
1,150	Wells Fargo & Co.	08/15/08	3.120		1,128,624
1,900	Wells Fargo & Co.	08/15/08	4.000		1,932,000
1,350	Wells Fargo & Co.	09/15/09	1.980	‡	1,347,847
65	Wells Fargo & Co.	11/15/14	5.000		66,405
					25,070,754

Diversified Financials—0.18%
670	Nationwide Building Society (2)	01/30/07	2.625		663,572

Drugs & Medicine—0.21%
745	Bristol Myers Squibb	10/01/11	5.750		804,076

Electric Utilities—0.31%
380	Ontario Hydro	01/30/08	6.100		413,044
750	SP Powerassets Ltd. (2)	10/22/08	3.800		753,839
					1,166,883

Electronics—0.03%
115	Loral Corp.	09/15/23	7.000		129,678

Energy—0.59%
675	Anadarko Petroleum Corp.	05/01/08	3.250		669,909
60	Conoco Funding Co.	10/15/06	5.450		62,839
340	Florida Power Corp.	03/01/13	4.800		343,257
400	Occidental Petroleum Corp.	01/15/12	6.750		457,202
675	Ocean Energy, Inc.	10/01/07	4.375		690,799
					2,224,006

Finance-Consumer—0.46%
1,175	Commercial Credit Co.	07/01/07	6.750		1,280,139
475	Deluxe Corp. (2)	10/01/07	3.500		470,981
					1,751,120

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Financial Services—10.59%
450	Bank of New York Co., Inc. MTN	09/01/07	3.900		458,032
1,100	Citigroup, Inc.	05/10/06	5.750		1,149,098
1,070	Citigroup, Inc.	03/06/07	5.000		1,116,433
2,903	Citigroup, Inc. (2)	09/15/14	5.000		2,945,372
2,875	Eksportfinans	07/15/09	4.375		2,962,388
2,270	General Electric Capital Corp. MTN	07/16/07	3.450		2,286,117
1,225	General Electric Capital Corp.	08/15/07	3.500		1,235,036
975	General Electric Capital Corp. MTN	07/28/08	2.219	‡	973,715
5,230	General Electric Capital Corp. MTN	10/15/08	3.600		5,229,650
690	Goldman Sachs Group, Inc.	01/15/11	6.875		784,985
675	Household Finance Corp.	07/15/06	7.200		721,642
350	Household Finance Corp.	01/30/07	5.750		369,946
525	Household Finance Corp.	12/15/08	4.125		532,954
50	Household Finance Corp.	08/01/10	6.375		55,233
2,125	Household Finance Corp.	10/15/11	6.375		2,370,097
475	Household Finance Corp.	11/27/12	6.375		530,282
2,765	J.P. Morgan Chase & Co.	05/30/07	5.250		2,899,866
1,530	J.P. Morgan Chase & Co.	02/01/08	4.000		1,556,908
570	J.P. Morgan Chase & Co.	03/15/12	6.625		643,570
375	Lehman Brothers Holdings, Inc.	02/05/06	6.625		393,006
300	Lehman Brothers Holdings, Inc.	02/01/08	7.000		331,308
800	Massmutual Global Funding (2)	07/15/08	2.550		771,934
1,000	New York Life Global Funding MTN (2)	01/15/09	3.875		1,002,955
1,600	Principal Life Global Funding (2)	04/30/08	3.625		1,620,622
1,030	SLM Corp.	04/10/07	5.625		1,085,908
1,180	SLM Corp.	03/17/08	3.625		1,187,047
660	SLM Corp.	08/27/12	5.125		681,813
650	State Street Capital Trust II	02/15/08	2.790	‡	653,442
345	State Street Corp.	06/15/10	7.650		410,859
1,970	TIAA Global Markets (2)	01/22/08	3.875		1,998,047
375	U.S. Bancorp	08/23/07	3.950		381,676
700	Washington Mutual Finance Corp.	05/15/06	6.250		737,181
					40,077,122

Food & Beverage—1.82%
355	Anheuser Busch Cos., Inc.	04/15/12	4.700		366,237
460	Cadbury Schweppes US Finance (2)	10/01/08	3.875		463,225
310	Diageo Capital PLC	03/20/08	3.375		309,831
525	Fosters Finance Corp. (2)	10/01/14	4.875		526,417
735	General Mills, Inc.	10/15/06	6.449		781,431
1,750	General Mills, Inc.	02/15/07	5.125		1,821,978
200	General Mills, Inc.	11/30/07	3.875		202,801
400	Kellogg Co.	04/01/11	6.600		453,313
585	Kraft Foods, Inc.	11/01/11	5.625		623,312
650	Kroger Co.	04/01/11	6.800		734,137
610	Nabisco, Inc.	06/15/05	6.850		625,198
					6,907,880

Information & Computer Services—0.23%
875	First Data Corp.	10/01/09	3.900		878,247

Insurance—2.05%
325	ACE LTD	04/01/07	6.000		341,149
450	AIG SunAmerica Global Financing IX (2)	01/17/07	5.100		468,928
2,200	ASIF Global Financing XVIII ‡‡‡ (2)	11/26/07	3.850		2,227,170
1,050	ASIF Global Financing XXIII (2)	10/22/08	3.900		1,058,315
1,125	Aspen Insurance Holdings Limited (2)	08/15/14	6.000		1,141,561
570	Marsh & McLennan Cos., Inc.	07/13/07	2.193	‡	551,566
235	Metropolitan Life Global Funding (2)	07/30/09	4.250		237,577
425	Monumental Global Funding (2)	07/30/09	4.375		432,392
445	Protective Life Second Trust	11/24/08	3.700		447,603
850	Prudential Financial, Inc.	05/01/08	3.750		850,770
					7,757,031

Media—1.42%
745	Comcast Corp.	02/15/08	7.625		829,685
1,060	Comcast Corp.	03/15/11	5.500		1,117,514
2,195	Continental Cablevision, Inc.	05/15/06	8.300		2,362,402
425	Time Warner, Inc.	05/01/12	6.875		483,427
350	Time Warner, Inc.	02/01/24	7.570		406,227
175	Walt Disney Co.	06/20/14	6.200		192,429
					5,391,684

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Medical Products—0.07%
270	Boston Scientific	06/15/14	5.450		283,803

Medical Providers—0.07%
270	Unitedhealth Group, Inc.	08/15/07	3.375		269,025

Oil & Gas—0.19%
150	Encana Corp.	08/15/09	4.600		154,468
550	Encana Corp.	10/15/13	4.750		549,232
					703,700

Oil Refining—0.15%
225	Enterprise Products Operating LP (2)	10/15/07	4.000		226,772
300	Tosco Corp.	01/01/07	7.250		324,799
					551,571

Pharmaceuticals—0.35%
575	Merck & Co. Inc.	02/15/13	4.375		571,418
740	Wyeth	02/01/14	5.500		758,249
					1,329,667

Railroads—0.61%
875	Burlington Northern Santa Fe Corp.	04/15/07	7.875		970,378
750	Canadian National Railway Co.	03/15/13	4.400		738,161
555	Union Pacific Corp.	12/01/06	6.700		593,871
					2,302,410

Real Estate Investment Trusts—1.57%
340	Archstone-Smith Operating Trust	08/15/07	5.000		352,368
425	Archstone-Smith Operating Trust	06/15/08	3.000		414,434
555	AvalonBay Communities, Inc. MTN	08/01/07	5.000		576,482
280	AvalonBay Communities, Inc. MTN	11/01/12	6.125		303,607
500	Carramerica Reality Corp.	09/01/11	5.125		508,549
985	EOP Operating LP	03/15/14	4.750		957,650
780	ERP Operating LP	03/15/12	6.625		873,033
175	ERP Operating LP	04/01/13	5.200		179,411
225	Rouse Co.	03/15/09	3.625		212,573
315	Rouse Co.	11/26/13	5.375		296,962
925	Simon Property Group LP	01/30/09	3.750		913,389
340	Simon Property Group LP	03/15/13	5.450		349,252
					5,937,710

Retail—0.25%
460	CVS Corp. (2)	09/15/09	4.000		462,205
425	Wal-Mart Stores, Inc.	08/10/09	6.875		483,836
					946,041

Telecommunications—2.64%
575	Bellsouth Corp.	09/15/14	5.200		586,574
565	Comcast Cable Communication Holdings	03/15/13	8.375		693,199
110	Cox Communications, Inc.	11/01/10	7.750		126,230
350	Cox Communications, Inc.	10/01/12	7.125		393,666
925	Deutsche Telekom International Finance BV	06/15/05	8.250	‡	956,712
2,150	SBC Communications, Inc.	09/15/09	4.125		2,160,748
100	TCI Communications, Inc.	08/01/13	7.875		118,244
940	Telecom Italia Capital (2)	09/30/14	4.950		932,771
1,000	Telefonica Europe BV	09/15/10	7.750		1,185,395
535	Turner Broadcasting Systems, Inc.	07/01/13	8.375		654,742
2,030	Verizon New Jersey, Inc.	01/17/12	5.875		2,180,748
					9,989,029

Utilities—0.59%
650	Dominion Resources, Inc.	12/15/09	5.125		679,221
125	Dominion Resources, Inc.	09/17/12	5.700		132,472
330	Exelon Corp.	05/01/11	6.750		371,828
690	Panhandle Eastern Pipe Line	03/15/07	2.750		678,035
360	Virginia Electric & Power Co.	03/31/06	5.750		374,332
					2,235,888

Wireless Telecommunications—0.31%
900	Vodafone Group PLC	01/30/08	3.950		915,922
25	Vodafone Group PLC	02/15/10	7.750		29,415
220	Vodafone Group PLC	12/16/13	5.000		225,182
					1,170,519
Total Corporate Notes (cost—$128,090,881)					129,888,601

Principal Amount (000) ($)			Maturity Dates	Interest Rates (%)	Value ($)

International Government Obligations—5.60%
Canada—0.51%
855		British Columbia Province of Canada	10/29/08	5.375	916,831
955		Quebec Province of Canada	02/15/09	5.750	1,035,377
France—1.06%
EUR	3,100	French Treasury Notes	01/12/09	3.500	4,016,628
Germany—3.18%
EUR	3,975	Federal Republic of Germany	02/16/07	4.000	5,219,955
EUR	4,765	Federal Republic of Germany	04/17/09	3.250	6,106,951
EUR	1,150	Federal Republic of Germany	10/09/09	3.500	710,014
Mexico—0.40%
	1,400	United Mexican States	03/03/15	6.625	1,500,800
Spain—0.45%
EUR	1,300	Government of Spain	01/31/09	3.600	1,691,712
Total International Government Obligations (cost—$20,041,489)					21,198,268

Short-Term U.S. Government Agency Obligations@—4.03%
8,800		Federal Home Loan Bank	11/01/04	1.690	8,800,000
6,450		Federal National Mortgage Association	11/08/04	1.730	6,447,830
Total Short-Term U.S. Government Agency Obligations (cost—$15,247,830)					15,247,830

Repurchase Agreement—0.02%
97		Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $16,242 U.S. Treasury Bonds, 8.125% due 8/15/19 and $76,153 U.S. Treasury Notes, 1.625% to 2.500% due 2/28/06 to 5/31/06; (value - $98,947); proceeds: $97,013 (cost-$97,000)	11/01/04	1.630	97,000
Number of Shares (000)
Investments of Cash Collateral from Securities Loaned—0.00%
Money Market Funds ††—0.00%
1		Barclays Prime Money Market Fund		1.762	589
1		Scudder Money Market Series		1.667	927
2		UBS Private Money Market Fund LLC **		1.704	1,984
Total Money Market Funds (cost—$3,500)					3,500
Total Investments (cost—$381,923,891)(3)(4)—101.81%					385,458,354

(1)	Security, or portion thereof, was on loan at October 31, 2004.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 6.86% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $4,984,298 and $1,449,835, respectively, resulting in net unrealized appreciation of investments of $3,534,463.

(4)

Includes $76,436,949 of investments in securities on loan, at value. The Portfolio held the following U.S. Government agency securities having an aggregate value of $77,971,790 as collateral for portfolio securities loaned.

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

32,140	Federal Home Loan Mortgage Corporation	01/15/12	5.750	35,807,528
18,050	Federal National Mortgage Association	09/15/09	6.625	20,542,651
17,065	Federal National Mortgage Association	01/15/30	7.125	21,621,611
				77,971,790

‡	Floating rate securities. The interest rates shown are the current rates as of October 31, 2004.
@	Interest rates shown are the discount rates at date of purchase.
*	Annualized yield at date of purchase.
‡‡‡	Entire or partial amount pledged as collateral for futures and options transactions.
†

Principal Only Security. This security entitles the holder to receive principal payments from an underlying pool of assets. High prepayments return principal faster than expected and cause the yield to increase. Low prepayments return principal more slowly than expected and cause the yield to decrease.

††	Interest rates shown reflect yield at October 31, 2004.
†††

Interest Only Security. This security entitles the holder to receive interest payments from an underlying pool of mortgages. The risk associated with this security is related to the speed of the principal paydowns. High prepayments would result in a smaller amount of interest being received and cause the yield to decrease. Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

ARM	Adjustable Rate Mortgage—The interest rate shown is the current rate as of October 31, 2004.
MTN	Medium Term Note.
REMIC	Real Estate Mortgage Investment Conduit.
TBA

(To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

EUR	Euro Dollars

**	Affiliated issuer. See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/2004

UBS Private Money Market Fund LLC	1,683	19,337,474	19,337,173	1,984	$474

Number of Contracts (000)		Value ($)
Written Options
Call Options Written
18	U.S. Treasury Bond 20 Year Futures, strike @ $114.00, expires 11/26/04	18,563

Put Options Written
18	U.S. Treasury Bond 20 Year Futures, strike @ $107.00, expires 11/26/04	281

Total Written Options (premiums received—$23,846)		18,844

	Number of Contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	—	—
Options written	36	23,846
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at October 31, 2004	36	23,846

Number of Contracts	Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
287	U.S. Treasury Note 5 Year Futures	31,647,239	December 2004	(317,386)
35	U.S. Treasury Bond 20 Year Futures	3,862,501	December 2004	(122,030)
				(439,416)
	Contracts to Deliver
107	U.S. Treasury Note 10 Year Futures	12,014,181	December 2004	137,006
27	Euro Bond 5 Year Futures	3,001,651	December 2004	39,849
23	U.S. Treasury Note 2 Year Futures	4,867,426	December 2004	3,184
				180,039
				(259,377)

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Date	Unrealized Depreciation ($)
Euro Dollar	14,398,618	USD	18,146,578	01/25/05	207,973

Currency Type Abbreviation:
USD	U.S. Dollars

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Strategic Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

U.S. Government Obligations—7.49%
1,300	U.S. Treasury Bonds	02/15/21	7.875		1,775,770
9,550	U.S. Treasury Bonds	01/15/25	2.375		9,990,663
1,290	U.S. Treasury Inflation Index Notes (2)	01/15/08	3.625		1,423,213
3,120	U.S. Treasury Inflation Index Notes (2)	01/15/09	3.875		3,539,596
5,969	U.S. Treasury Inflation Index Notes (2)	01/15/10	4.250		6,996,838
1,054	U.S. Treasury Inflation Index Notes (2)	07/15/12	3.000		1,179,907
5,641	U.S. Treasury Inflation Index Notes (2)	01/15/14	2.000		5,847,037
Total U.S. Government Obligations (cost—$29,717,636)					30,753,024

Government National Mortgage Association Certificates—3.82%
178	GNMA	06/15/17	8.000		194,902
207	GNMA	07/15/17	8.000		228,484
109	GNMA	09/15/17	8.000		119,843
231	GNMA	11/15/17	8.000		253,525
45	GNMA	12/15/31	5.500		45,685
50	GNMA	01/15/32	5.500		51,367
35	GNMA	10/15/32	5.500		35,763
27	GNMA	12/15/32	5.500		27,980
8,195	GNMA	05/15/33	5.000		8,240,978
32	GNMA	12/15/33	5.500		32,424
96	GNMA	01/15/34	5.500		98,527
26	GNMA II ARM	11/20/23	4.625		26,745
30	GNMA II ARM	07/20/25	4.750		30,437
81	GNMA II ARM	01/20/26	3.375		82,081
107	GNMA II ARM	05/20/26	3.375		107,290
6,000	GNMA TBA	TBA	5.500		6,136,872
Total Government National Mortgage Association Certificates (cost—$15,488,244)					15,712,903

Federal Home Loan Mortgage Corporation Certificates—2.24%
7,279	FHLMC	11/01/08	4.500		7,411,412
1,588	FHLMC	05/01/25	7.645		1,794,440
Total Federal Home Loan Mortgage Corporation Certificates (cost—$9,013,021)					9,205,852

Federal Housing Administration Certificates—0.12%
292	FHA GMAC	12/01/21	7.430		296,177
89	FHA Reilly	08/01/20	7.430		90,079
118	FHA Reilly	10/01/20	7.430		119,577
Total Federal Housing Administration Certificates (cost—$519,966)					505,833

Federal National Mortgage Association Certificates—2.80%
3,734	FNMA	12/01/09	6.970		4,158,119
525	FNMA	05/01/30	4.030		539,843
134	FNMA ARM	04/01/27	3.657		138,446
214	FNMA ARM	05/01/27	3.683		221,359
4,670	FNMA ARM	07/01/34	4.619		4,743,984
1,303	FNMA ARM	08/01/40	2.781		1,313,969
395	FNMA ARM COFI	11/01/26	3.311		397,427
Total Federal National Mortgage Association Certificates (cost—$11,072,928)					11,513,147

Collateralized Mortgage Obligations—52.83%
60	Bank America Mortgage Securities, Inc., Series 2002-G, Class 1A-3	07/20/32	6.338	‡	61,131
170	Bear Stearns, Series 2002-2, Class 3-A	06/25/31	6.936	‡	175,383
730	Bear Stearns, Series 2002-7, Class 5A-2	08/25/32	5.831	‡	740,417
163	Bear Stearns, Series 2003-1, Class 5A1	04/25/33	5.436	‡	166,475
640	Bear Stearns, Series 2003-1, Class 6A1	04/25/33	5.124	‡	648,574
2,760	Bear Stearns, Series 2003-3, Class 1A	10/25/33	4.571	‡	2,757,700
6,545	Bear Stearns, Series 2004-3, Class 1A2	07/25/34	3.963	‡	6,531,819
13,354	Bear Stearns, Series 2004-6, Class 1A1	09/25/34	4.743	‡	13,562,773
11,118	Bear Stearns, Series 2004-6, Class 2A1	09/25/34	5.202	‡	11,310,729
11,017	Bear Stearns, Series 2004-7, Class 1A1	10/25/34	5.036	‡	11,282,417
7,269	Bear Stearns, Series 2004-9, Class 2A1	09/25/34	5.516	‡	7,440,330
633	Citicorp Mortgage Securities, Inc., Series 2002-12, Class 2A1	12/25/32	5.250		638,159
3,671	Countrywide Alternative Loan Trust, Series 2003-J3, Class 2A-1	12/25/33	6.250		3,724,823
5,724	Countrywide Home Loans, Series 2003-R4, Class 2A (1)	01/25/34	6.500		5,943,952
6,434	Countrywide Home Loans, Series 2004-12, Class 11A2	08/25/34	4.417	‡	6,486,708
563	FHLMC REMIC, Series 1278, Class K	05/15/22	7.000		563,823
5	FHLMC REMIC, Series 1366, Class H	08/15/07	6.000		5,223
8	FHLMC REMIC, Series 1367, Class KA	09/15/22	6.500		8,530

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

1,656	FHLMC REMIC, Series 1502, Class PX-Z	04/15/23	7.000		1,751,980
766	FHLMC REMIC, Series 1503, Class PZ	05/15/23	7.000		803,687
599	FHLMC REMIC, Series 1534, Class Z	06/15/23	5.000		600,308
672	FHLMC REMIC, Series 1548, Class Z	07/15/23	7.000		706,734
985	FHLMC REMIC, Series 1562, Class Z	07/15/23	7.000		1,027,582
22	FHLMC REMIC, Series 1611, Class I	02/15/23	6.000		21,807
201	FHLMC REMIC, Series 1694, Class Z	03/15/24	6.500		202,781
2,015	FHLMC REMIC, Series 2061, Class Z	06/15/28	6.500		2,088,042
897	FHLMC REMIC, Series 2400, Class FQ	01/15/32	2.370	‡	902,447
5,148	FHLMC REMIC, Series 2579, Class DZ	03/15/34	5.000		4,624,376
3,614	FHLMC REMIC, Series 2764, Class ZG	03/15/34	5.500		3,492,985
9,781	FHLMC REMIC, Series 2849, Class PZ	07/15/33	5.000		8,735,382
406	FHLMC REMIC, Series G23, Class KZ	11/25/23	6.500		431,187
3,970	FHLMC REMIC, Series T-54, Class 2A	02/25/43	6.500		4,197,163
13,147	FHLMC REMIC, Series T-58, Class 2A	09/25/43	6.500		13,849,710
483	FNMA REMIC, Series 1998-66, Class FG	12/25/28	2.140	‡	484,378
8,887	FNMA REMIC, Series 2002-78, Class Z	12/25/32	5.500		8,584,693
9,762	FNMA REMIC, Series 2004- W8, Class 2A	06/25/44	6.500		10,388,428
7,979	FNMA REMIC, Series 2004-T1, Class 1A1	01/25/44	6.000		8,307,215
44	FNMA REMIC, Trust Series 1991-065, Class Z	06/25/21	6.500		45,993
47	FNMA REMIC, Trust Series 1992-129, Class L	07/25/22	6.000		49,159
98	FNMA REMIC, Trust Series 1992-G40, Class ZC	07/25/22	7.000		104,211
117	FNMA REMIC, Trust Series 1993-037, Class PX	03/25/23	7.000		126,466
473	FNMA REMIC, Trust Series 1993-060, Class Z	05/25/23	7.000		509,233
812	FNMA REMIC, Trust Series 1993-065, Class ZZ	06/25/13	7.000		860,059
133	FNMA REMIC, Trust Series 1993-070, Class Z	05/25/23	6.900		140,059
540	FNMA REMIC, Trust Series 1993-096, Class Z	06/25/23	7.000		584,888
108	FNMA REMIC, Trust Series 1993-160, Class ZB	09/25/23	6.500		108,564
65	FNMA REMIC, Trust Series 1993-163, Class ZA	09/25/23	7.000		69,900
388	FNMA REMIC, Trust Series 1994-023, Class PX	08/25/23	6.000		405,972
4,000	FNMA REMIC, Trust Series 1998-M5, Class B	09/25/07	6.270		4,252,336
2,222	FNMA REMIC, Trust Series 1998-M7, Class Z	05/25/36	6.390		2,365,805
2,500	FNMA REMIC, Trust Series 1999-W4, Class A9	02/25/29	6.250		2,604,089
84	FNMA REMIC, Series 2000-34, Class F	10/25/30	2.290	‡	84,708
6,950	FNMA REMIC, Series 2002-80, Class A1	11/25/42	6.500		7,323,825
543	GNMA REMIC, Trust Series 2000-009, Class FG	02/16/30	2.489	‡	548,069
645	GNMA REMIC, Trust Series 2002-031, Class FW	06/16/31	2.289	‡	647,736
1,137	Housing Security, Inc., Series 1992-8, Class B	06/25/24	3.805	‡	1,145,372
448	Irwin Home Equity, Series 2002-1, Class 2A-1	06/25/29	2.223	‡	447,477
822	Keycorp Student Loan Trust, Series 1996-A, Class A2	08/27/25	2.540	‡	826,511
1,787	Lehman Brothers Mortgage Trust, Series 1991-2, Class A3	01/20/17	8.395		1,987,915
111	LTC Commercial Mortgage Certificates, Series 1998-1, Class A *	05/28/30	6.029	‡	112,548

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

3,335	Residential Funding Mortgage Security I, Series 2004-S2, Class A1	03/25/34	5.250		3,369,252
1,926	Small Business Administration, Series 1999-20K, Class 1	11/01/19	7.060		2,125,021
2,231	Small Business Administration, Series 2000-20K	11/01/20	7.220		2,485,735
5,914	Small Business Administration, Series 2001-P10B, Class 1	08/01/11	6.344		6,372,370
5,533	Small Business Administration, Series 2002-20K, Class 1	11/01/22	5.080		5,721,697
2,860	Small Business Administration, Series 2003-20E, Class 1	05/01/23	4.640		2,890,238
954	Small Business Administration, Series 2003-20I, Class 1	09/01/23	5.130		986,090
2,699	Small Business Administration, Series 2003-20L, Class 1	12/01/23	4.890		2,754,735
9,802	Small Business Administration, Series 2004-P10A, Class 1	02/01/14	4.504		9,824,401
4,443	Structured Asset Mortgage Investments, Inc., Series 2002-AR3, Class A1	09/19/32	2.141	‡	4,453,314
5,950	Structured Asset Securities Corp., Series 2001-SB1, Class A2	08/25/31	3.375		5,829,256
362	Washington Mutual Mortgage Securities Corp., Series 2002-AR11, Class A1	10/25/32	5.143	‡	367,129
139	Washington Mutual Mortgage Securities Corp., Series 2002-AR2, Class 1A-1	07/25/32	6.298	‡	140,896
1,083	Washington Mutual Mortgage Securities Corp., Series 2002-AR6, Class A	06/25/42	2.781	‡	1,093,727
Total Collateralized Mortgage Obligations (cost—$212,187,941)					217,014,607

Asset-Backed Securities—1.40%
1,000	Bear Stearns, Series 2004-HE9, Class 1A1	04/25/23	2.140	‡	1,000,000
68	C-Bass Trust, Series 2000-CB4, Class A1-A	02/25/30	2.253	‡	67,645
1,200	Citibank Omni-S Master Trust, Series 2002-5, Class A	11/17/09	2.250	‡	1,200,931
1,000	Countrywide Home Loans, Series 2004-11, Class A1	09/25/21	2.150	‡	1,000,000
246	Delta Funding Home Equity Loan Trust, Series 1999-003, Class A1-A	09/15/29	2.280	‡	246,083
1,008	Mid-State Trust, Series 4, Class A	04/01/30	8.330		1,091,051
1,167	Structured Asset Investment Loan Trust, Series 2004-2, Class 3A1	03/25/34	2.043	‡	1,166,508
Total Asset-Backed Securities (cost—$5,743,476)					5,772,218

Stripped Mortgage-Backed Securities††—0.00%
84	FHLMC REMIC, Trust Series 1680, Class PE †	01/15/23	6.500		2,537
51	FNMA REMIC, Trust Series 1993-40, Class P †	04/25/08	7.000		4,070
Total Stripped Mortgage-Backed Securities (cost—$8,331)					6,607

Corporate Notes—8.72%
Airline—0.05%
500	United Air Lines, Inc. (a)†	11/27/12	10.360		223,750

Automobiles—0.13%
500	Daimler Chrysler N.A. Holding	11/15/13	6.500		545,994
Banking—0.61%
700	Delphi Corp.	08/15/13	6.500		703,161
700	Republic NY Corp.	05/15/21	9.125		935,989
800	Riggs Capital Trust	12/31/26	8.625		864,000
					2,503,150

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

Diversified Financials—0.10%
400	Goldman Sachs Group, Inc.	10/15/13	5.250		409,498

Electric Utilities—0.62%
1,800	PSE&G Power LLC	04/01/14	5.000		1,773,522
700	Southern California Edison	02/15/07	8.000		774,034
					2,547,556

Energy Equipment & Services—0.20%
800	Panhandle Eastern Pipeline	08/15/08	4.800		826,761

Finance-NonCaptive Diversified—0.35%
1,420	Ford Motor Credit Corp.	03/15/05	7.500		1,445,164
Financial Services—2.97%
3,300	General Motors Acceptance Corp.	10/20/05	3.329	‡	3,313,566
3,200	General Motors Acceptance Corp.	03/20/07	2.580	‡	3,180,896
1,400	Devon Financing Corp.	09/30/31	7.875		1,766,012
4,000	Infrastructure Finance Corp.	03/26/09	1.180	‡	3,920,000
					12,180,474

Hotels/Gaming—0.58%
700	Cesars Entertainment, Inc.	09/01/09	7.500		791,000
1,400	MGM Mirage, Inc.	09/15/10	8.500		1,610,000
					2,401,000

Media—0.87%
2,000	Cox Enterprises, Inc. (1)	02/15/07	8.000		2,159,582
1,300	Time Warner, Inc.	08/15/06	8.110		1,413,379
					3,572,961

Oil Refining—0.25%
1,000	Enterprise Products Operating L.P. (1)	10/15/09	4.625		1,010,304

Oil Services—0.81%
3,000	Pemex Project Funding Master Trust	12/15/14	7.375		3,324,000

Paper & Packaging—0.23%
900	Packaging Corp. of America	08/01/13	5.750		930,512

Telecommunication Services—0.66%
1,200	France Telecom	03/14/08	7.500		1,708,167
1,000	Verizon North, Inc. *	01/01/21	5.634		1,004,900
					2,713,067

Utilities—0.29%
1,000	Centerpoint Energy Resources Corp.	04/01/13	7.875		1,195,455
Total Corporate Notes (cost—$35,038,361)					35,829,646

International Government Obligations—2.87%
Brazil—0.75%
1,224	Federal Republic of Brazil	04/15/06	3.063	‡	1,225,469
371	Federal Republic of Brazil	04/15/09	3.125	‡	359,490
1,147	Federal Republic of Brazil	04/15/12	3.125	‡	1,047,388
457	Federal Republic of Brazil	04/15/14	8.000		452,500
					3,084,847
Mexico—0.26%
500	United Mexican States	09/24/22	8.000		573,750
200	United Mexican States	08/15/31	8.300		231,200
					804,950

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Panama—0.56%
600	Federal Republic of Panama	09/30/27	8.875	624,000
1,500	Federal Republic of Panama	07/23/12	9.375	1,687,500
				2,311,500
Peru—0.61%
2,250	Federal Republic of Peru	02/21/12	9.125	2,520,000

Russia—0.75%
775	Russian Federation	03/31/30	5.000	775,000
2,000	Russian Federation	06/26/07	10.000	2,291,200
				3,066,200
Total International Government Obligations (cost—$10,821,354)				11,787,497
Municipal Bonds and Notes—2.88%
Education—0.67%
600	Akron Ohio Income Tax, Revenue Community Learning Centers, Series A	12/01/33	5.000	617,322
1,300	Clark County Nevada School District, Series C	06/15/13	5.375	1,485,536
650	Detroit City School District, School Building & Site Improvement, Series A	05/01/32	5.000	666,835
				2,769,693
Tobacco—1.11%
200	Golden State Tobacco Securitization Corp.	06/01/39	6.750	197,360
600	Golden State Tobacco Securitization Corp., Series 2003 A-1	06/01/33	6.250	572,364
3,100	Tobacco Settlement Funding Corp.	06/01/39	6.750	3,038,961
200	Tobacco Settlement Funding Corp., Rhode Island, Series A	06/01/42	6.250	179,200
475	Tobacco Settlement Funding Corp., Series 2001 B	05/15/39	5.875	416,195
167	Tobacco Settlement Revenue Management Authority, South Carolina Tobacco Settlement Revenue, Series A	05/15/16	7.666	169,983
				4,574,063
Transportation—0.23%
400	California Infrastructure & Economic Development Revenue	07/01/36	5.000	411,664
500	Harris County Texas, Refunding Toll Road Senior Lien	08/15/33	5.000	514,160
				925,824
Utilities—0.87%
1,300	Energy Northwest Washington Electric Revenue	07/01/15	5.500	1,505,400
500	Lower Colorado River Authority Revenue	05/15/28	5.000	513,455
1,500	New York City Municipal Water Finance Authority	06/15/34	5.000	1,537,110
				3,555,965
Total Municipal Bonds and Notes (cost—$11,590,131)				11,825,545

Commercial Paper@—9.01%
Banking-Non-U.S.—4.01%
Ireland—3.2%
1,300	Bank of Ireland (1)	12/17/04	1.840	1,296,944
Great Britain—1.53%
6,300	HBOS Treasury Services PLC	11/29/04 to 12/02/04	1.715 to 1.730	6,291,316
Sweden—2.16%
8,900	Svenska Handelsbanken	12/15/04	1.800	8,880,420
				16,468,680

Principal Amount (000) ($)			Maturity Dates	Interest Rates (%)	Value ($)

Banking-U.S.—5.00%
2,900		ASB Bank Ltd. (1)	12/29/04	1.895	2,891,146
700		Barclays U.S. Funding Corp.	11/15/04 to 02/01/05	1.750 to 1.985	698,206
10,700		Danske Corp.	11/22/04 to 12/20/04	1.645 to 1.790	10,681,348
800		Dexia Delaware LLC	01/25/05	2.040	796,147
5,500		Stadshypotek Delaware, Inc. (1)	12/14/04	1.820	5,488,044
					20,554,891
Total Commercial Paper (cost—$37,023,571)					37,023,571

Short-Term Corporate Obligations—2.50%
Finance-NonCaptive Diversified—2.50%
2,800		CBA (Delaware) Finance Inc.	11/16/04	1.635	2,798,093
3,600		General Electric Capital Corp.	12/02/04 to 02/04/05	1.720 to 2.040	3,592,282
3,900		General Motors Acceptance Corp.	03/21/05	2.362	3,864,176
Total Short-Term Corporate Obligations (cost—$10,254,551)					10,254,551
Short-Term Global Debt Securities—2.07%
Japan—2.07%
JPY	300,000	Citigroup, Inc.	12/09/04	0.242 ‡	2,826,227
JPY	14,000	Citigroup, Inc.	12/28/04	1.275	131,839
JPY	126,000	European Investment Bank	11/08/04	0.875	1,186,689
JPY	148,000	KFW International Finance, Inc.	12/20/04	1.000	1,395,318
JPY	62,000	Republic of Italy	06/08/05	3.750	596,609
JPY	248,000	Republic of Italy	12/15/04	5.000	2,349,001
Total Short-Term Global Debt Securities (cost—$8,432,387)					8,485,683

Short-Term U.S. Government and Agency Obligations@—2.10%
USD	1,740	U.S. Treasury Bills‡‡	12/02/04 to 12/16/04	1.556 to 1.668	1,737,371
6,900		Federal Home Loan Bank	01/19/05	1.969	6,870,246
Total Short-Term U.S. Government and Agency Obligations (cost—$8,607,617)					8,607,617

Repurchase Agreement—1.36%
5,595		Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $5,195,000 U.S. Treasury Notes, 6.875% due 05/15/06; (value—$5,708,006), proceeds: $5,595,760 (cost—$5,595,000)	11/01/04	1.630	5,595,000
Total Investments (cost—$411,114,515)(3)—102.21%					419,893,301

†                                          Illiquid securities representing 0.06% net assets.

††                                    Interest Only Securities.  These securities entitle the holder to receive interest payments from an underlying pool of mortgages.  The risk associated with this security is related to the speed of the principal paydowns.  High prepayments would result in a smaller amount of interest being received and cause the yield to decrease.  Low prepayments would result in a greater amount of interest being received and cause the yield to increase.

‡                                          Floating rate securities.  The interest rates shown are the current rates as of October 31, 2004.

‡‡                                    Entire or partial amount pledged as collateral for futures and options transactions.

@                                    Interest rates shown are the discount rates at date of purchase.

(1)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 4.57% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)                                  Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.

(3)                                  Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $9,765,716 and $986,930, respectively, resulting in net unrealized appreciation of investments of $8,778,786.

(a)                                  Bond interest in default.

ARM                  Adjustable Rate Mortgage-The interest rates shown are the current rates as of October 31, 2004.

COFI                    Cost of Funds Index.

REMIC         Real Estate Mortgage Investment Conduit.

TBA                      (To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

JPY                            Japanese Yen

*                                         Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 0.27% of net assets as of October 31, 2004, are considered illiquid and restricted (see table below for more information).

Restricted Securities	Acquisition Date	Acquisition Cost ($)	Acquisition Cost Percentage of Portfolio’s Net Assets (%)	Market Value ($)	Market Value Percentage of Portfolio’s Net Assets (%)
LTC Commercial Mortgage Certificates, Series 1998-1, Class A, 6.029%, 05/28/30	05/08/98	111,434	0.03	112,548	0.03
Verizon North, Inc. 5.634%, 01/01/21	04/25/03	1,000,000	0.24	1,004,900	0.24
		1,111,434	0.27	1,117,448	0.27

Number of Contracts		Value ($)
Written Options
Call Options Written
8,200,000	3 Month LIBOR(1) Interest Rate Swap, strike @ 6.65% expires 01/07/05	0

Put Options Written
8,200,000	3 Month LIBOR(1) Interest Rate Swap, strike @ 6.65% expires 01/07/05	1,208,926

Total Written Options (premiums received—$757,270)		1,208,926

(1) 3 Month LIBOR (London Interbank Offered Rate) at October 31, 2004 was 2.170%.

	Number of Contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	67,000,000	1,222,915
Options written	8	3,470
Options expired prior to exercise	(50,600,008)	(469,115)
Options outstanding at October 31, 2004	16,400,000	757,270

Number of Contracts	Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
41	U.S. Treasury Bond 20 Year Futures	4,578,883	December 2004	(88,711)

	Contracts to Deliver
275	90 Day Euro Dollar Futures	66,859,375	June 2005	30,938
201	90 Day Euro Dollar Futures	49,094,250	December 2004	(12,563)
14	Euro Bonds 5 Year Futures	1,553,720	December 2004	24,094
97	Euro Bonds 10 Year Futures	14,310,663	December 2004	149,623
24	Japan Bonds 10 Year Futures	30,939,978	December 2004	332,761
932	U.S. Treasury Note 10 Year Futures	103,940,859	December 2004	1,899,391
				2,424,244
				2,335,533

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation) ($)
Euro Dollar	983,000	USD	1,240,120	12/09/04	(12,893)
Great Britain Pounds	40,000	USD	72,926	12/14/04	(205)
United States Dollar	1,745,122	JPY	186,000,000	11/01/04	9,555
United States Dollar	924,485	JPY	98,261,000	12/06/04	4,311
United States Dollar	243,290	GBP	133,000	12/14/04	(130)
United States Dollar	212,601	JPY	22,726,000	01/27/05	2,924
					3,562

Interest Rate Swaps

Notional Amount (000)			Rate Type				Unrealized Appreciation (Depreciation) ($)
		Termination Date	Payments made by the Fund (%)		Payments received by the Fund (%)
EUR	24,500	12/15/04	4.000		2.195	††††	671,335
EUR	11,200	06/17/05	2.195	††††	5.000		62,935
EUR	16,100	06/17/05	4.000		2.195	††††	(279,738)
GBP	4,700	03/15/17	5.000		4.953	†††††	(51,395)
JPY	3,000,000	06/15/05	2.000		0.069	††††††	(867,016)
SEK	216,000	06/17/05	2.200	†††	4.500		322,890
USD	1,700	06/15/01	6.000		2.170	††	(335,444)
USD	4,300	12/15/04	5.000		2.170	††	(228,846)
USD	10,000	12/15/04	4.000		2.170	††	(109,730)
USD	9,300	12/15/04	6.000		2.170	††	(815,238)
USD	14,500	12/15/04	5.000		2.170	††	(1,194,365)
USD	6,600	12/18/02	5.000		2.170	††	15,906
USD	2,500	12/17/01	6.000		2.170	††	(413,375)
USD	2,000	03/15/05	2.000	†	4.000	*	9,022
							(3,213,059)

†	Rate based on 1 Month LIBOR (London Interbank Offered Rate).
††	Rate based on 3 Month LIBOR (London Interbank Offered Rate).
†††	Rate based on 3 Month LIBOR (SEK on Interbank Offered Rate).
††††	Rate based on 6 Month LIBOR (EUR on Interbank Offered Rate).
†††††	Rate based on 6 Month LIBOR (GBP on Interbank Offered Rate).
††††††	Rate based on 6 Month LIBOR (JPY on Interbank Offered Rate).
*	Rate based on Lehman Brothers ERISA- eligible CMBS Index.

Currency Type Abbreviations:

EUR	Euro Dollars
GBP	Great Britain Pounds
JPY	Japanese Yen
SEK	Swedish Krona
USD	U.S. Dollars

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Municipal Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)	Value ($)

Municipal Bonds and Notes—98.04%
Alabama—0.01%
20	Birmingham Medical Clinic Board Revenue Baptist Medical Centers (Escrow to Maturity)	07/01/05	7.300	20,733

Alaska—0.86%
900	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/06	5.350	946,359
1,155	Alaska Student Loan Corp. Revenue Series A (AMBAC Insured) *	07/01/09	5.550	1,273,237
				2,219,596

Arizona—0.25%
40	Pima County Hospital Revenue St. Joseph Hospital Project (Escrow to Maturity)	01/01/09	7.500	44,140
570	Show Low Industrial Development Authority Revenue Navapache Regional Medical Center Series A (ACA Insured)	12/01/06	5.125	598,152
				642,292

Arkansas—0.01%
24	Springdale Residential Housing Mortgage Series A (FNMA Collateralized)	09/01/11	7.650	25,574

California—15.05%
75	California Pollution Control Financing Kaiser Steel Corp. Project (Escrow to Maturity)	10/01/08	7.250	82,623
1,465	California State	10/01/08	6.100	1,654,761
2,000	California State	02/01/10	5.000	2,191,020
1,000	California State	04/01/10	5.000	1,097,280
2,000	California State	10/01/10	5.250	2,231,540
1,000	California State	10/01/11	5.000	1,106,040
1,000	California State	02/01/12	5.000	1,106,130
2,000	California State	02/01/13	5.000	2,212,320
3,000	California State (FGIC Insured)	10/01/11	5.000	3,345,660
2,550	California State (MBIA Insured)	10/01/12	5.000	2,848,095
1,000	California State Department Water Resources Power Supply Revenue Series A	05/01/10	5.500	1,120,080
3,000	California State Economic Recovery Series A	07/01/08	5.000	3,276,930
4,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	3.500	4,142,280
3,000	California State Economic Recovery Series B (Mandatory Put 07/01/08 @ $100)	07/01/23	5.000	3,263,700
1,000	California Statewide Communities Development Authority Revenue Kaiser Permanent Series D (Mandatory Put 03/01/07 @ $100)	11/01/36	4.350	1,043,300
2,000	California Statewide Communities Development Authority Revenue Kaiser Permanent Series H (Mandatory Put 05/01/08 @ $100)	04/01/34	2.625	1,990,040
5,130	Golden State Tobacco Securitization Corp. Tobacco Settlement Revenue Series A-1	06/01/21	5.000	5,190,483
100	Los Angeles Multi-Family Revenue Housing Earthquake Rehabilitation Project Series C (FNMA Collateralized) *	07/01/07	5.150	105,367
490	Sacramento Utility District Electric Revenue, White Rock Project (Escrow to Maturity)	03/01/10	6.750	546,850
230	Sacramento Utility District Electric Revenue, White Rock Project (Escrow to Maturity)	05/01/10	6.800	257,809
				38,812,308

Colorado—0.00%
5	Colorado Housing & Finance Authority Single-Family Program Subordinated *	11/01/04	5.750	5,000

District of Columbia—0.75%
275	District of Columbia Housing Finance Authority Certificates of Participation (Asset Guaranty Insured)	06/01/08	4.850	275,467
515	District of Columbia Prerefunded 2001 Series A (MBIA Insured)	06/01/08	5.250	566,850

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

985	District of Columbia Unrefunded Balance 2001 Series A (MBIA Insured)	06/01/08	5.250		1,078,930
					1,921,247

Florida—6.59%
170	Bay County Housing & Finance Authority Single-Family Mortgage Revenue Series A (FNMA/GNMA Collateralized) *	12/01/20	4.550		170,255
500	Escambia County Health Facilities Authority Revenue Ascension Health Credit Series A	11/15/11	5.250		555,785
2,900	Florida State Division Board of Finance Department General Services Revenues Department of Environmental Preservation Series 2000-A (AMBAC Insured)	07/01/06	5.500		3,001,732
3,505	Hialeah Housing Authority Municipal Housing Revenue (Escrow to Maturity)	11/01/21	9.500		4,117,288
2,000	JEA St. Johns River Power Park Systems Revenue Refunding Issue Series 2-17	10/01/09	5.250		2,228,660
2,625	Lakeland Electric & Water Revenue Refunding First Lien Series B (FSA Insured)	10/01/07	6.550		2,943,728
1,915	Leon County Educational Facilities Authority Certificates of Participation	09/01/14	9.000		2,588,448
1,260	North Miami Educational Facilities Revenue Johnston & Wales University Project Series A (XL Capital Insured)	04/01/09	5.000		1,381,111
					16,987,007

Georgia—2.31%
2,000	Georgia State Series D	10/01/10	6.000		2,330,960
1,250	Henry County School District Series A	08/01/11	6.450		1,455,525
2,000	Municipal Electric Authority Project One Subseries B (Mandatory Put 01/01/09 @ $100) (AMBAC Insured)	01/01/26	5.000		2,169,580
					5,956,065

Hawaii—0.41%
1,000	Hawaii State Department Budget & Finance Special Purpose Revenue Hawaiian Electric Co., Inc. Series A (MBIA Insured) *	05/01/26	6.200		1,060,380

Idaho—0.66%
1,060	Idaho Housing & Finance Association Single-Family Mortgage Series G-2, Class III *	07/01/19	5.950		1,140,327
545	Idaho Housing & Finance Association Single-Family Mortgage Subseries D-3 *	07/01/13	5.150		559,306
					1,699,633

Illinois—9.51%
225	Belleville St. Clair County (Escrow to Maturity) (MGIC Insured)	11/01/09	7.250		253,462
2,000	Chicago Illinois School Finance Authority Refunding Series A (FGIC Insured)	06/01/09	6.250		2,302,200
4,340	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/15	5.440	°	2,707,726
4,890	Cook County Community Consolidated School District Number 15 Palatine Capital Appreciation (FGIC Insured)	12/01/16	5.510	°	2,889,403
1,000	Granite City Madison County Disposal Revenue Waste Management, Inc. Project (Mandatory Put 05/01/05 @ $100) *	05/01/27	5.000		1,010,880
350	Greater Peoria Airport Authority (AMBAC Insured) *	12/01/07	6.700		351,379
1,490	Hodgkins Illinois Environmental Improvement Revenue Metropolitan Biosolids Management Project *	11/01/04	5.500		1,490,238
1,570	Hodgkins Illinois Environmental Improvement Revenue Metropolitan Biosolids Management Project *	11/01/05	5.500		1,583,063
1,000	Illinois Development Finance Authority Revenue DePaul University Series C	10/01/13	5.500		1,117,560
1,625	Illinois Development Finance Authority Revenue Refunding Community Rehabilitation Providers Series A	07/01/09	5.900		1,711,694

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

660	Illinois Educational Facilities Authority Revenue Evangelical Series A (Escrow to Maturity)	04/15/17	6.750		816,070
5,990	Illinois Health Facilities Authority Revenue Advocate Network Health Care	11/15/10	6.000		6,814,404
240	Illinois Health Facilities Authority Revenue Ravenswood Hospital Medical Center (Escrow to Maturity)	08/01/06	7.250		253,937
1,000	Lake County Illinois Forest Preservation District	12/01/07	7.200	°	927,630
285	St. Clair County Certificates of Participation Series A (FSA Insured)	10/01/08	5.000		308,732
					24,538,378

Indiana—3.04%
3,000	Indiana Bond Bank Revenue State Revolving Fund Program Series C	02/01/13	5.000		3,320,760
1,345	Indiana Health Facility Finance Authority Revenue Health Systems Sisters of St. Francis	11/01/08	5.500		1,473,999
1,000	Indiana Health Facility Financing Authority Revenue Ascension Health Series F	11/15/07	5.500		1,085,720
1,500	Indianapolis Airport Authority Revenue Refunding Special Facilities Federal Express Corp. Project (Federal Express Co. Insured) *	01/15/17	5.100		1,567,650
380	Indianapolis Economic Development Revenue Knob In The Woods Project (Mandatory Put 12/01/04 @ $100) (FNMA Collateralized)*	12/01/24	6.375		381,056
					7,829,185

Kansas—1.17%
1,000	Burlington Pollution Control Revenue Refunding Kansas Gas & Electric Co. Project B (Mandatory Put 06/01/06 @ $100) (MBIA Insured)	06/01/31	2.650		1,009,090
1,710	Kansas State Development Finance Authority Revenue Water Pollution Control Revolving Fund II	05/01/13	5.500		1,976,452
25	Wichita Hospital Revenue St. Francis Hospital & Nursing Series A (Escrow to Maturity)	10/01/07	6.750		26,918
					3,012,460
Louisiana—0.14%
215	East Baton Rouge Parish Womans Hospital Foundation (Escrow to Maturity)	10/01/08	7.200		238,489
15	East Baton Rouge Single-Family Mortgage Series C (FNMA/GNMA Collateralized)	04/01/32	7.000		15,019
115	Jefferson Parish Home Mortgage Authority Single-Family Housing Revenue Refunding Series D-1 (Mandatory Put 06/01/10 @ $100) (FNMA/GNMA Collateralized) *	06/01/10	5.600		116,262
					369,770

Maine—0.21%
520	Maine State Housing Authority Mortgage Purchase Series D-1	11/15/16	5.050		532,173

Maryland—0.40%
1,000	Maryland State Community Development Administration Department Housing & Community Development AMT Single Family Program Third Series *	04/01/07	4.400		1,041,970

Massachusetts—5.70%
2,000	Massachusetts Bay Transportation Authority Sales Tax Revenue Series A	07/01/10	5.000		2,215,940
3,100	Massachusetts State Consolidated Loan Pre-refunded Series B (FSA Insured)	03/01/16	5.500		3,534,000
2,000	Massachusetts State Development Finance Agency Solid Waste Disposal Revenue Waste Management Income Project (XL Capital Insured) *	06/01/14	5.450		2,138,540
1,000	Massachusetts State Health & Educational Facilities Authority Revenue Caritas Christi Obligation Series B	07/01/05	5.500		1,014,790

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

5,000	Massachusetts State Refunding Series A	11/01/10	6.000		5,805,650
					14,708,920

Michigan—0.72%
1,000	Michigan State Strategic Fund Solid Waste Disposal Revenue Refunding Waste Management, Inc. Project (Mandatory Put 12/01/05 @ $100) *	12/01/12	4.200		1,014,240
800	Michigan State Strategic Fund Waste Management Income Project (Mandatory Put 08/01/07 @ $100) *	08/01/27	3.750	@	809,056
40	Michigan State Strategic Limited Obligation (Escrow to Maturity)	08/15/05	7.875		42,332
					1,865,628

Minnesota—0.03%
38	Eden Prairie Multi-Family Housing (GNMA Collateralized)	01/20/06	5.500		38,171
40	Moorhead Residential Mortgage (Escrow to Maturity) (FHA/VA Insured)	08/01/11	7.100		46,268
					84,439

Missouri—1.30%
3,000	St. Louis Airport Revenue Airport Development Program Series A (MBIA Insured)	07/01/09	5.500		3,339,780
10	St. Louis County Single-Family Housing (AMBAC Insured)	10/01/16	9.250		10,092
					3,349,872

Nebraska—0.05%
135	Nebraska Investment Finance Authority Single-Family Housing Revenue Series A (FNMA/GNMA Collateralized) *	03/01/21	5.200		135,937

New Jersey—1.08%
1,000	New Jersey Economic Development Authority Revenue School Facilities Construction Series I	09/01/14	5.000		1,103,130
1,500	New Jersey State Transportation Trust Fund Transportation System Series A (MBIA Insured)	12/15/14	5.250		1,691,850
					2,794,980

New Mexico—1.90%
2,000	New Mexico State Highway Commission Revenue Senior Subordinated Lien Tax Series A	06/15/10	5.250		2,233,000
2,500	New Mexico State Severance Tax Refunding Series A	07/01/08	5.000		2,665,850
					4,898,850

New York—11.61%
1,000	Nassau Health Care Corp. Health Systems Revenue (FSA Insured)	08/01/11	6.000		1,168,170
1,000	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/10	5.500		1,129,920
2,500	New York City Municipal Water Finance Authority Water & Sewer Systems Revenue Series D	06/15/11	5.000		2,771,000
615	New York City Prerefunded Series E	08/01/16	6.000		668,136
1,000	New York City Refunding Series B	08/01/11	5.500		1,127,800
2,000	New York City Series A	11/01/08	5.250		2,196,860
1,500	New York City Series C	08/01/07	5.000		1,607,115
750	New York City Series C	08/01/09	5.250		829,598
3,000	New York City Series C	08/01/11	5.250		3,342,270
2,500	New York City Series G	08/01/07	5.250		2,695,100
2,000	New York City Transitional Finance Authority Revenue Refunded Future Tax Secured Series A	11/01/26	5.500	@	2,260,040
385	New York City Unrefunded Balance Series E	08/01/16	6.000		412,720
1,000	New York State Dorm Authority Lease Revenue, City University Systems	07/01/07	5.000		1,069,830

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

1,500	New York State Dorm Authority Lease Revenue, Series B (Mandatory Put 07/01/13 @ $100) (XL Capital Insured)	07/01/32	5.250		1,675,785
3,000	New York State Housing Finance Agency Service Contract Revenue Refunding Series K	03/15/08	5.000		3,247,380
1,500	Tobacco Settlement Financing Corp. Series C-1	06/01/09	5.500		1,531,350
2,000	Triborough Bridge & Tunnel Authority Refunding Series B	11/15/09	5.000		2,213,060
					29,946,134

North Carolina—1.16%
2,650	North Carolina Municipal Power Agency No. 1 Catawba Electric Revenue Series A (MBIA Insured)	01/01/09	5.750		2,976,798

North Dakota—0.05%
125	North Dakota State Housing Finance Agency Revenue Housing Finance Home Mortgage Series D *	07/01/16	6.300		130,484

Ohio—1.11%
1,145	Butler County Transportation Improvement District Series A (FSA Insured)	04/01/11	6.000		1,295,041
1,530	Ohio Housing Finance Agency Mortgage Revenue Residential Series B-2 (GNMA Collateralized) *	09/01/18	5.350		1,557,127
					2,852,168

Oklahoma—0.18%
335	Comanche County Hospital Authority Revenue Series A (Connie Lee Insured)	07/01/06	5.100		339,181
115	Oklahoma Housing Finance Agency Single-Family Revenue Mortgage Homeownership Loan Series A-1	09/01/12	4.400		115,017
					454,198

Oregon—0.65%
1,500	Oregon State Department Transportation Highway Usertax Revenue Refunding Series B	11/15/13	5.000		1,683,015

Pennsylvania—1.43%
400	Blair County Hospital Authority Revenue Hospital Altoona Hospital Project A (AMBAC Insured)	07/01/06	5.375		421,876
30	Chester County Hospital Authority Revenue (Escrow to Maturity)	07/01/09	7.500		33,612
55	Lancaster Sewer Authority (Escrow to Maturity)	04/01/12	6.000		61,054
3,000	Pennsylvania State Higher Educational Facilities Authority Revenue Waynesburg Series J-4 (Mandatory Put 05/01/09 @ $100) (PNC Bank N.A. Insured)	05/01/32	3.300	@	3,046,650
125	Philadelphia Hospital & Higher Education Health Systems Jefferson Health Systems A (MBIA Insured)	05/15/07	5.250		134,354
					3,697,546

Puerto Rico—4.20%
1,000	Puerto Rico Commonwealth Refunding Series A (Mandatory Put 07/01/12 @ $100)	07/01/30	5.000		1,081,930
2,000	Puerto Rico Commonwealth Refunding Series C (Mandatory Put 07/01/08 @ $100)	07/01/13	6.000		2,224,740
1,000	Puerto Rico Electric Power Authority Revenue Series QQ (XL Capital Insured)	07/01/17	5.500		1,153,320
2,000	Puerto Rico Public Buildings Authority Revenue Guaranteed Refunding Government Facilities Series J (Mandatory Put 07/01/12 @ $100) (Commonwealth/GTD Insured)	07/01/28	5.000		2,163,860

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)

3,750	Puerto Rico Public Finance Corp. Refunding Commonwealth Appropriations Series A (Mandatory Put 02/01/12 @ $100) (Government Development Bank For Puerto Rico Insured)	08/01/27	5.750		4,208,925
					10,832,775

South Carolina—3.95%
2,000	Richland County Environmental Improvement Revenue Refunding International Paper Co. Projects Series A	10/01/07	4.250		2,064,880
5,070	South Carolina Transportation Infrastructure Bank Revenue Series A (MBIA Insured)	10/01/09	6.000		5,828,624

2,000	South Carolina Transportation Infrastructure Bank Revenue Refunding Series B (AMBAC Insured)	10/01/15	5.250		2,293,840
					10,187,344

South Dakota—2.59%
3,040	Sioux Falls Sales Tax Revenue Series B (AMBAC Insured)	11/15/06	5.500		3,251,432
3,030	South Dakota Health & Educational Facilities Authority Revenue Refunding Prairie Lakes Healthcare (ACA/CBI Insured)	04/01/13	5.450		3,215,527
205	South Dakota State Health & Educational Revenue St. Lukes Hospital Project (Escrow to Maturity)	10/01/07	6.800		220,738
					6,687,697

Tennessee—3.99%
40	La Follette Housing Development Corp. (FHA/MBIA Insured)	01/01/05	5.400		40,224
8,300	Metropolitan Government Nashville & Davidson County Water Sewer Revenue Cab Converter Refunding (FGIC/TCRs)	01/01/12	7.700		10,257,057
					10,297,281

Texas—10.62%
3,400	Austin Texas Utility Systems Revenue Refunding (AMBAC Insured)	11/15/09	6.750		4,025,022
1,000	Canutillo Independent School District Refunding (PSF/GTD Insured)	08/15/10	5.000		1,107,740
1,000	Canutillo Independent School District Refunding (PSF/GTD Insured)	08/15/11	5.000		1,111,540
1,930	Conroe Independent School District Refunding (PSF/GTD Insured)	02/15/14	5.500		2,223,804
1,000	Dallas Texas Refunding Series A	02/15/10	5.000		1,103,630
2,700	El Paso Texas Independent School District Refunding	08/15/09	5.375		3,022,137
2,480	Fort Bend Independent School District (PSF/GTD Insured)	08/15/07	7.000		2,797,266
160	Harlington Housing Finance Corp. Single-Family Mortgage Revenue Series A (FNMA/GNMA Collateralized) *	09/01/22	5.250		164,707
5,000	Harris County Refunding Tax & Subordinated Lien Series B (Mandatory Put 08/15/12 @ $100) (FSA Insured)	08/15/32	5.000		5,512,900
1,500	Harris County Refunding Toll Road B-2 (Mandatory Put 08/15/09 @ $100) (FGIC Insured)	08/15/21	5.000	@	1,639,080
185	Houston Texas Airport Systems Revenue (Escrow to Maturity)	07/01/10	7.600		215,601
2,000	Katy Independent School District School Building Series A (PSF/GTD Insured)	02/15/14	5.000		2,205,020
2,000	North East Independent School District (PSF/GTD Insured)	08/01/14	5.000		2,237,960
25	Texas Municipal Power Agency Revenue (Escrow to Maturity) (MBIA Insured)	09/01/13	6.100	°	17,708
					27,384,115

Utah—0.68%
20	Utah State Housing Finance Agency Single-Family Mortgage Senior Issue Series D-2 (FHA/VA Insured) *	01/01/11	6.450		20,207
1,565	Utah State Housing Finance Agency Single-Family Mortgage Series G-3, Class III *	07/01/15	5.700		1,661,185

Principal Amount (000) ($)		Maturity Dates	Interest Rates (%)		Value ($)
70	Utah State Housing Finance Agency Single-Family Mortgage Subseries A-1 (AMBAC Insured)	07/01/08	5.900		73,341
5	Utah State Housing Finance Agency Single-Family Mortgage Subseries G (AMBAC Insured)	07/01/07	5.650		5,021
					1,759,754

Virginia—0.39%
1,000	Amelia County Industrial Development Authority Solid Waste Disposal Revenue Refunding Waste Management Project (Mandatory Put 04/01/05 @ $100) *	04/01/27	4.900	@	1,008,990

Washington—3.28%
20	Washington State Prerefunded Series 93-A	10/01/12	5.750		22,984
6,000	Washington State Public Power Supply Systems Nuclear Project Number 1 Revenue Refunding Series A	07/01/08	6.000		6,734,460
1,480	Washington State Unrefunded Balance Series 93-A (FSA Insured)	10/01/12	5.750		1,697,545
					8,454,989
Total Municipal Bonds and Notes (cost—$244,303,075)					252,865,685

Short-Term Municipal Notes‡—1.63%
Idaho—0.81%
2,100	Idaho Health Facilities Authority Revenue St. Luke’s Medical Center (FSA Insured)	11/01/04	1.690		2,100,000

Indiana—0.27%
700	Indiana Health Facility Financing Authority Hospital Revenue Clarian Health Obligation Series B	11/01/04	1.740		700,000

Kansas—0.16%
400	Kansas State Department Transportation Highway Revenue Series B-1	11/01/04	1.690		400,000

North Carolina—0.39%
1,000	University of North Carolina Hospital Chapel Hill Revenue Series A (Landesbank Hessen-Thuringen Insured)	11/01/04	1.690		1,000,000
Total Short-Term Municipal Notes (cost—$4,200,000)					4,200,000

Number of Shares (000)

Tax-Free Money Market Fund—0.01%
40	Seven Seas Money Market Fund (cost—$40,042)	1.070	†	40,042
Total Investments (cost—$248,543,117) (1)—99.68%				257,105,727

°	Zero coupon bond; interest rate represents annualized yield at date of purchase.
@	Floating rate securities. The interest rates shown are the current rates as of October 31, 2004.
*	Security subject to Alternative Minimum Tax.
†	Interest rate shown reflects yield at October 31, 2004.
‡	Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of October 31, 2004.
(1)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 was $8,955,429 and $392,819, respectively, resulting in net unrealized appreciation of investments of $8,562,610.

ACA	American Capital Access
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
CBI	Certificates of Bond Insurance
FGIC	Federal Guaranty Insurance Corporation
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GNMA	Government National Mortgage Association
GTD	Guaranteed
MBIA	Municipal Bond Investors Assurance
MGIC	Mortgage Guarantee Insurance Corporation
PSF	Permanent School Fund
TCRs	Transferable Custodial Receipts
VA	Veterans Association

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Global Fixed Income Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Long-Term Global Debt Securities—98.24%
Australia—0.15%
EUR	450	Australia & New Zealand Banking Group Ltd.	02/05/15	4.450		591,634

Belgium—0.10%
250		Kingdom of Belgium	03/28/15	8.000		426,822

Canada—7.70%
10,820		Canada Housing Trust	03/15/09	3.550		8,730,070
8,760		Government of Canada	06/01/12	5.250		7,610,984
6,030		Government of Canada	06/01/13	5.250		5,239,068
6,490		Government of Canada	06/01/14	5.000		5,533,593
4,750		Government of Canada	06/01/29	5.750		4,322,607
						31,436,322

Channel Islands—0.16%
EUR	430	Credit Suisse Group Capital V	11/07/11	6.905	†	632,256

Denmark—2.36%
920		Danske Bank A/S	11/12/12	5.125	†	1,248,460
1		Kingdom of Denmark	11/15/07	7.000		96
1		Kingdom of Denmark	11/15/09	6.000		96
3,110		Kingdom of Denmark	11/15/11	6.000		607,846
42,070		Kingdom of Denmark	11/15/13	5.000		7,775,665
						9,632,163

France—4.00%
USD	1,670	France Telecom	03/01/31	9.250	†	2,254,398
110		France Telecom	01/28/33	8.125		188,815
290		Republic of France	04/25/09	4.000		382,794
7,061		Republic of France	07/25/09	3.000		9,821,716
2,430		Republic of France	10/25/32	5.750		3,671,545
						16,319,268

Germany—5.45%
655		Continental AG	12/05/08	6.875		938,255
350		Allianz AG	01/15/14	5.500	†	469,904
686		Federal Republic of Germany	03/18/05	2.500		873,594
1,000		Federal Republic of Germany	08/18/06	4.500		1,318,533
850		Federal Republic of Germany	02/16/07	4.000		1,116,217
1,690		Federal Republic of Germany	01/04/08	5.250		2,310,755
900		Federal Republic of Germany	02/15/08	4.250		1,198,048
900		Federal Republic of Germany	04/11/08	3.000		1,151,129
660		Federal Republic of Germany	07/04/08	4.125		874,823
3,130		Federal Republic of Germany	01/04/09	3.750		4,100,693
580		Federal Republic of Germany	01/04/12	5.000		801,300
560		Federal Republic of Germany	07/04/13	3.750		709,055
1,727		Federal Republic of Germany	01/04/31	5.500		2,514,965
2,945		Federal Republic of Germany	07/04/34	4.750		3,861,800
						22,239,071

Greece—1.09%
3,330		Hellenic Republic	05/20/13	4.600		4,436,902

Iceland—0.74%
204,900		Housing Finance Fund Series 3	06/15/44	3.750		3,007,511

Ireland—1.27%
EUR	140	Allied Irish Banks PLC	02/28/11	7.500	†	211,262
GBP	900	European Loan Conduit	11/01/07	5.331	†	1,651,214
EUR	2,500	GE Capital Euro Funding	10/29/13	4.625		3,318,001
						5,180,477

Italy—1.82%
959		Argo Mortgage SRL	10/28/36	2.410	†	1,223,404
JPY	111,100	Republic of Italy	03/20/09	0.650		1,052,080
580		Sanpaolo IMI SpA	04/06/10	6.375		836,098
1,350		Siena Mortgages, Series 2003-4 Class A2	12/16/38	2.346	†	1,723,793

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

900		Telecom Italia SpA Euro MTN	01/28/11	4.500		1,171,481
1,000		UniCredito Italiano SpA	02/28/12	6.100		1,437,553
						7,444,409

Japan—14.55%
77,000		Development Bank of Japan (2)	09/20/22	1.700		674,714
1,073,000		Government of Japan	06/20/06	0.400		10,159,458
905,800		Government of Japan	09/20/06	0.500		8,593,977
1,202,400		Government of Japan	06/20/08	1.800		11,900,873
1,304,000		Government of Japan	12/20/13	1.400		12,171,813
110,100		Government of Japan	12/21/20	2.500		1,125,766
310,000		Japan Finance Corp. for Municipal Entities	02/21/12	1.550		2,999,769
570,000		Japan Government Bond	06/20/11	1.200		5,458,881
648,000		Japan Government Bond	12/20/11	1.500		6,296,755
						59,382,006

Korea—0.12%
USD	500	Industrial Bank of Korea (1)	05/19/14	4.000	†	495,486

Luxembourg—0.68%
450		Sogerim SA	04/20/06	6.125		601,805
USD	780	Telecom Italia Capital	11/15/13	5.250		798,633
1,000		Tyco International Group SA	11/19/08	5.500		1,366,181
						2,766,619

Malaysia—0.07%
EUR	200	Petronas Capital Ltd.	05/22/09	6.375		284,173

Mexico—0.15%
USD	500	United Mexican States	02/17/09	10.375		617,750

Netherlands—2.99%
1,200		BMW Finance NV	08/06/18	5.000		1,587,579
500		Deutsche Telekom International Finance BV	07/06/05	6.625		653,639
USD	450	Deutsche Telekom International Finance BV	06/01/32	9.250		643,170
310		Deutsche Telekom International Finance BV	01/24/33	7.500		510,822
420		EADS Finance BV	03/03/10	4.625		557,530
1		Government of the Netherlands	07/15/08	5.250		1,996
2,020		Government of the Netherlands	01/15/23	7.500		3,560,935
1		Government of the Netherlands	01/15/28	5.500		725
700		Koninklijke (Royal) Philips Electronics N.V.	05/16/11	6.125		993,992
210		Linde Finance BV	07/13/13	6.000	†	289,917
330		Munich Re Finance BV	06/21/23	6.750	†	477,621
1,000		Repsol International Finance	07/22/13	5.000		1,318,960
1,200		RWE Finance BV	07/23/18	5.125		1,600,609
						12,197,495

New Zealand—0.75%
770		Government of New Zealand	04/15/13	6.500		542,433
2,910		Government of New Zealand	02/15/16	4.500		2,529,044
						3,071,477

Peru—0.19%
USD	300	Republic of Peru	05/03/16	8.375		312,750
USD	500	Republic of Peru	03/07/17	4.500	†	442,500
						755,250

Philippines—0.15%
USD	200	Republic of Philippines	02/15/11	8.375		199,000
USD	400	Republic of Philippines	03/17/15	8.875		393,500
						592,500

Russia—0.20%
USD	900	Russian Federation	05/14/08	3.000		832,500

South Korea—0.63%
700,000		Republic of South Korea	04/10/07	7.170		678,605
2,000,000		Republic of South Korea	07/10/07	6.150		1,906,487
						2,585,092

Spain—0.83%
EUR	2,627	Kingdom of Spain	07/30/05	4.950		3,407,749

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

Sweden—7.83%
EUR	450	Assa Abloy AB Euro MTN	12/04/06	5.125		598,003
28,800		Kingdom of Sweden	08/15/07	8.000		4,573,569
71,620		Kingdom of Sweden	12/01/09	4.000		10,220,713
55,400		Kingdom of Sweden	03/15/11	5.250		8,376,415
47,700		Kingdom of Sweden	10/08/12	5.500		7,339,596
EUR	650	Nordbanken AB	12/13/10	6.000	†	857,241
						31,965,537

United Kingdom—10.08%
550		Barclays Bank PLC	03/08/11	5.750		777,001
900		BAT International Finance PLC	02/25/09	4.875		1,186,242
USD	1,460	HBOS PLC (1)	11/01/13	5.375	†	1,496,154
250		Hilton Group Finance PLC	07/17/09	6.500		355,679
600		HSBC Bank PLC	03/18/16	4.250		778,520
90		HSBC Capital Funding LP	06/30/12	8.030	†	142,751
310		Imperial Tobacco Finance	06/06/07	6.250		424,569
650		Kingfisher PLC Euro MTN	10/21/10	4.500		855,186
900		MMO2 PLC	01/25/07	6.375		1,229,716
700		NGG Finance PLC	08/23/11	6.125		998,285
370		Pearson Dollar Finance PLC (1)	06/01/09	4.700		382,227
180		RBS Capital Trust I	06/30/12	6.467	†	260,612
1,100		Rolls-Royce Group PLC Euro MTN	03/16/11	4.500		1,437,587
105		United Kingdom Treasury Bonds	12/07/09	5.750		201,780
12,310		United Kingdom Treasury Bonds	09/07/14	5.000		23,018,010
410		United Kingdom Treasury Bonds	06/07/21	8.000		1,033,936
2,020		United Kingdom Treasury Bonds	06/07/32	4.250		3,518,036
1,600		United Kingdom Treasury Bonds	12/07/38	4.750		3,048,168
						41,144,459

United States—34.18%
3,500		American Express Credit Account, Series 2001-1, Class A	09/15/08	2.010	†	3,506,145
1,800		American Honda Finance Corp. (1)	05/26/09	4.500		1,854,675
EUR	800	Bank of America Corp.	05/06/19	4.750	†	1,042,008
712		Bank of America Mortgage Securities, Series 2003-10, Class 1A6	01/25/34	2.383	†	712,148
2,000		Bank One Issuance Trust, Series 2002-A2, Class A2	01/15/08	4.160		2,018,909
5,100		Bellsouth Corp.	09/15/09	4.200		5,148,991
130		Boston Scientific Corp.	06/15/14	5.450		136,646
4,000		Capital Auto Receivables Asset Trust, Series 2003-2, Class A-4B	01/15/09	1.930	†	4,003,236
3,250		Citibank Credit Card Master Trust I, Series 1999-7, Class A	11/15/06	6.650		3,256,851
2,141		Citifinancial Mortgage Securities, Inc., Series 2003-4, Class AV1	10/25/33	2.140	†	2,141,906
390		Comcast Corp.	01/15/14	5.300		397,678
1,790		Core Investment Grade Trust	11/30/07	4.727		1,851,307
282		Credit Suisse First Boston Mortgage Securities Corp. Series 2003-1, Class 2A4	01/25/33	2.533	†	282,699
240		CVS Corp. (1)	09/15/09	4.000		241,151
654		Daimler Chrysler Auto Trust, Series 2002-A, Class A3	04/06/06	3.850		654,669
800		Daimler Chrysler North America	12/15/04	3.400		800,519
500		Daimler Chrysler North America	01/20/05	7.400		505,292
1,300		Dominion Resources, Inc.	07/15/05	7.625		1,344,928
410		Dominion Resources, Inc.	01/15/16	5.200		408,968
902		Federal Home Loan Mortgage Corp. Certificates	08/01/18	5.000		921,320
170		Federal Home Loan Mortgage Corp. Certificates	04/01/32	7.000		180,578
678		Federal Home Loan Mortgage Corp. Certificates	05/01/33	6.000		702,305
1,029		Federal Home Loan Mortgage Corp. Certificates	05/01/33	5.000		1,029,230
955		Federal Home Loan Mortgage Corp. Certificates	08/01/33	5.500		974,232
28		Federal Home Loan Mortgage Corp. Certificates	09/01/33	6.500		28,941
445		Federal Home Loan Mortgage Corp. Certificates	10/01/33	6.000		461,501
40		Federal Home Loan Mortgage Corp. Certificates	11/01/33	6.500		42,513
186		Federal Home Loan Mortgage Corp. Certificates, Series 1630, Class FC	10/15/22	2.375	†	185,825

Principal Amount (000)*		Maturity Dates	Interest Rates (%)		Value ($)

685	Federal Home Loan Mortgage Corp. Certificates, Series 1633, Class PL	03/15/23	6.500		701,442
38	Federal Home Loan Mortgage Corp. Certificates, Series 1686, Class FA	02/15/24	2.775	†	38,329
400	Federal Home Loan Mortgage Corp. Certificates, Series 2157, Class F	05/15/29	2.220	†	401,614
306	Federal Home Loan Mortgage Corp. Certificates, Series 2326, Class FC	06/15/29	2.370	†	307,677
107	Federal Home Loan Mortgage Corp. Certificates, Series 2334, Class FA	07/15/31	2.370	†	107,741
595	Federal Home Loan Mortgage Corp. Certificates, Series 2372, Class F	10/15/31	2.370	†	597,471
940	Federal Home Loan Mortgage Corp. Certificates, Series 2385, Class FB	05/15/29	2.470	†	949,325
800	Federal Home Loan Mortgage Corp. Certificates, Series 2389, Class EH	05/15/30	6.000		815,338
455	Federal Home Loan Mortgage Corp. Certificates, Series 2394, Class FX	12/15/31	2.580	†	458,005
123	Federal Home Loan Mortgage Corp. Certificates, Series 2396, Class FM	12/15/31	2.320	†	123,574
3,730	Federal Home Loan Mortgage Corp. Certificates, Series 2562, Class PC	02/15/13	4.500		3,770,146
731	Federal Home Loan Mortgage Corp. Certificates, Series 2589, Class F	03/17/33	2.089	†	730,851
420	Federal Home Loan Mortgage Corp. Certificates, Series 2603, Class F	04/15/33	2.170	†	420,669
45	Federal National Mortgage Association Certificates	10/01/28	6.500		47,492
164	Federal National Mortgage Association Certificates	02/01/31	7.500		175,753
183	Federal National Mortgage Association Certificates	06/01/33	4.500		177,896
2,607	Federal National Mortgage Association Certificates	09/01/33	6.000		2,706,798
283	Federal National Mortgage Association Certificates	10/01/33	4.500		275,036
90	Federal National Mortgage Association Certificates	11/01/33	6.500		95,171
964	Federal National Mortgage Association Certificates	12/01/33	5.500		983,609
9,988	Federal National Mortgage Association Certificates	03/01/34	5.000		9,980,050
2,000	Federal National Mortgage Association Certificates TBA	TBA	4.500		2,005,000
4,000	Federal National Mortgage Association Certificates TBA	TBA	5.000		3,985,000
5,000	Federal National Mortgage Association Certificates TBA	TBA	5.500		5,090,625
2,000	Federal National Mortgage Association Certificates TBA	TBA	6.000		2,073,594
2,000	Federal National Mortgage Association Certificates TBA	TBA	6.500		2,102,500
207	Federal National Mortgage Association REMIC, Trust Series 1997-68, Class FC	05/18/27	2.410	†	208,485
969	Federal National Mortgage Association REMIC, Trust Series 2001-46, Class F	09/18/31	2.290	†	973,715
298	Federal National Mortgage Association REMIC, Trust Series 2001-61, Class FM	10/18/16	2.140	†	298,577
176	Federal National Mortgage Association REMIC, Trust Series 2002-60, Class FH	08/25/32	2.840	†	178,206
140	Federal National Mortgage Association REMIC, Trust Series 2002-66, Class FG	09/25/32	2.840	†	142,080
923	Federal National Mortgage Association REMIC, Trust Series 2003-16, Class NF	03/25/18	2.290	†	929,181
1,534	Federal National Mortgage Association REMIC, Trust Series 2003-67, Class TF	08/25/17	2.240	†	1,542,208
895	Federal National Mortgage Association REMIC, Trust Series G93-27, Class FC	08/25/23	2.744	†	909,040
1,778	First Franklin Mortgage Loan Trust, Series 2002-FF4, Class 2A2	02/25/33	2.800	†	1,780,882
190	Ford Motor Co.	02/01/29	6.375		166,254
140	Ford Motor Credit Co. (2)	10/01/13	7.000		147,848
390	General Motors Acceptance Corp.	05/16/05	5.250		395,890
170	Georgia Power Co.	08/15/09	4.100		172,055
300	Goldman Sachs Group, Inc.	02/15/34	6.345		305,747
113	Government National Mortgage Association Certificates	06/15/31	7.500		121,436

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)

71		Government National Mortgage Association Certificates	07/15/31	7.500		76,849
285		Government National Mortgage Association Certificates	09/15/31	7.000		304,737
377		Government National Mortgage Association Certificates	10/15/31	7.000		402,906
1,310		Government National Mortgage Association Certificates	08/15/32	6.500		1,387,993
314		Government National Mortgage Association Certificates	11/15/33	6.000		327,292
429		Government National Mortgage Association REMIC, Series 1997-7, Class FA	03/16/29	2.189	†	430,466
578		Government National Mortgage Association REMIC, Series 2000-16, Class FH	04/16/19	2.339	†	578,606
228		Government National Mortgage Association REMIC, Series 2000-30, Class F	12/16/22	2.439	†	229,480
446		Honda Auto Receivables Owner Trust, Series 2003-2, Class A2	12/21/05	1.340		445,911
1,240		HSBC Bank USA, Series BKNT	09/15/09	3.875		1,243,002
3,800		HSBC Bank USA, Series CD-1‡‡**	05/04/06	1.700	†	3,800,000
560		JP Morgan Chase & Co.	09/15/14	5.125		569,004
640		JP Morgan Chase & Co.	10/02/09	3.800		636,767
EUR	1,800	JP Morgan Chase & Co.	12/03/08	3.875		2,337,092
EUR	1,000	Lehman Brothers Holdings	01/16/14	4.750		1,301,705
2,151		Long Beach Mortgage Loan Trust Series 2004-1, Class A3	02/25/34	2.233	†	2,149,412
440		May Department Stores Co. (1)	07/15/09	4.800		450,729
560		Morgan Stanley & Co.	04/01/14	4.750		548,594
450		Nisource Finance Corp.	07/15/14	5.400		464,715
852		Novastar Home Equity Loan Series 2003-1, Class A1	05/25/33	2.313	†	853,476
815		Option One Trust	02/25/32	2.223	†	815,974
368		Option One Trust	06/25/32	2.203	†	368,149
1,830		Rabobank Capital Funding Trust III (1)	12/13/16	5.254	†	1,850,523
250		RBS Capital Trust I	07/01/13	4.709	†	244,595
1,914		Residential Asset Securities Corp. Series 2003-KS6, Class A2	08/25/33	2.233	†	1,916,217
1,027		Residential Asset Securities Corp. Series 2003-KS7, Class AIIB	09/25/33	2.253	†	1,026,966
1,973		Residential Asset Securities Corp. Series 2003-KS8, Class A2B3	10/25/33	2.243	†	1,973,546
974		Residential Asset Securities Corp. Series 2003-RS10, Class AI1	09/25/22	2.030	†	973,749
2,861		Residential Asset Securities Corp. Series 2003-RS4, Class AIIB	05/25/33	2.263	†	2,862,948
4,000		Residential Asset Securities Corp. Series 2004-KS6, Class A2B2	12/25/33	2.193	†	4,000,406
2,644		Residential Asset Securities Corp. Series 2004-RS4, Class A2B1	04/25/34	2.193	†	2,643,521
1,292		SMHL Global Fund, Series 6, Class A	11/09/35	1.870	†	1,290,551
910		Southern Power Co.	07/15/15	4.875		896,228
400		U.S. Treasury Bonds	06/15/09	4.000		413,047
5		U.S. Treasury Bonds	05/15/30	6.250		6,012
8,550		U.S. Treasury Bonds	02/15/31	5.375		9,286,437
180		U.S. Treasury Stripped Principal Payment Bonds	02/15/19	8.875	@	90,633
3,688		U.S. Treasury Inflation Index Notes (4)	07/15/14	2.000		3,816,889
1,280		U.S. Treasury Notes (2)	02/15/08	3.000		1,284,050
3,000		Wells Fargo & Co.	03/23/07	1.990	†	3,000,345
						139,527,003
Total Long-Term Global Debt Securities (cost—$374,206,636)						400,971,931

Number of Warrants (000)
Warrants—0.00%
Venezuela—0.00%
4	Republic of Venezuela, strike @ $0, expires 04/15/20‡‡** (cost—$0)	0

Principal Amount (000)*			Maturity Dates	Interest Rates (%)		Value ($)
Short-Term Global Debt Securities—2.89%
France—1.22%
USD	5,000	Societe Generale N.A., Inc.	11/08/04	1.750		4,998,298

Germany—1.67%
5,500		Federal Republic of Germany	12/15/04	2.010		6,799,843
Total Short-Term Global Debt Securities (cost—$11,798,141)						11,798,141

Short-Term U.S. Government Obligation—0.07%
300		U.S. Treasury Bills‡ (cost—$299,268)	12/23/04	1.690	@	299,268

Repurchase Agreement—3.32%
13,540		Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $2,267,184 U.S. Treasury Bonds, 8.125% due 08/15/19 and $10,630,070 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06; (value -$13,811,788); proceeds: $13,541,839 (cost—$13,540,000)	11/01/04	1.630		13,540,000

Number of Contracts
Options—0.04%
Call Options Purchased—0.04%
38		U.S. Treasury Notes 10 Year Futures, strike @ $109, expires 11/26/04 (cost—$48,822)				174,562

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned—0.18%
Money Market Funds ††—0.18%
502	Barclays Prime Money Market Fund	1.762	502,732
247	UBS Private Money Market Fund LLC***	1.704	246,663
Total Money Market Funds (cost—$749,395)			749,395
Total Investments (cost—$400,642,262)(3)(5)—104.75%			427,533,297

Note:      The Schedule of Investments is listed by the issuer’s country of origin.

*              In local currency unless otherwise indicated.

**           Security is being fair valued by a valuation committee under the direction of the board of trustees.

†              Floating rate securities. The interest rates shown are the current rates as of October 31, 2004.

††            Interest rates shown reflect yield at October 31, 2004.

‡              Entire or partial amount pledged as collateral for futures and options transactions.

‡‡            Illiquid Securities representing 0.93% of net assets.

@            Interest rate shown is the discount rate at date of purchase.

(1)           Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.54% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(2)           Security, or portion thereof, was on loan at October 31, 2004.

(3)           Includes $2,030,489 of investments in securities on loan, at value.  In addition to holding cash and cash equivalents as collateral for portfolio securities loaned of $749,095, the custodian also held a Federal National Mortgage Association obligation, 7.000% due 07/15/05 having an aggregate value of $1,318,548 as collateral for portfolio securities loaned.

(4)           Principal amount for accrual purposes is adjusted based on changes in the Consumer Price Index.

(5)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $27,376,151 and $485,116, respectively, resulting in net unrealized appreciation of investments of $26,891,035.

MTN      Medium Term Note.

REMIC   Real Estate Mortgage Investment Conduit

TBA       (To Be Assigned) Security is purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and no definite maturity date.  The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

EUR        Euro Dollars

USD        U.S. Dollars

GBP        Great Britain Pounds

JPY         Japanese Yen

***         Affiliated issuer. See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04

UBS Private Money Market Fund LLC	3,600,185	9,727,354	13,080,876	246,663	$2,259

Number of Contracts (000)		Value ($)
Written Options
Call Options Written
38	U.S. Treasury Note 10 Year Futures, strike @ $113.00, expires 11/26/04 (premium received—$14,116)	41,563

	Number of contracts	Amount of Premiums Received ($)
Options outstanding at July 31, 2004	38	14,116
Options written	—	—
Options terminated in closing purchase transactions	—	—
Options expired prior to exercise	—	—
Options exercised	—	—
Options outstanding at October 31, 2004	38	14,116

Number of Contracts		Contracts to Receive	In Exchange For ($)	Expiration Dates	Unrealized Appreciation (Depreciation) ($)
Futures Contracts
10	EUR	Euro Bond 5 Year Futures	1,122,268	December 2004	(1,313)
30	USD	U.S. Treasury Note 10 Year Futures	3,395,332	December 2004	(11,544)
169	USD	U.S. Treasury Note 5 Year Futures	18,764,888	December 2004	(57,487)
					(70,344)
		Contracts to Deliver
39	EUR	Euro Bond 2 Year Futures	5,241,202	December 2004	29,853
25	EUR	Euro Bond 10 Year Futures	3,713,470	December 2004	5,366
6	JPY	Japan Bond 10 Year Futures	7,729,852	December 2004	75,982
8	USD	U.S. Treasury Note 2 Year Futures	1,690,403	December 2004	3,722
118	USD	U.S. Treasury Bond 20 Year Futures	13,294,096	December 2004	139,466
					254,389
					184,045

Currency Type Abbreviations:
EUR	Euro Dollars
JPY	Japanese Yen
USD	U.S. Dollars

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation) ($)
Australian Dollar	33,074,672	EUR	19,046,196	12/02/04	(175,625)
Australian Dollar	9,462,399	USD	6,707,895	12/02/04	(338,283)
Canadian Dollar	935,896	USD	720,000	11/24/04	(46,640)
Canadian Dollar	2,643,637	USD	2,040,000	11/24/04	(125,538)
Canadian Dollar	2,475,541	USD	1,900,000	11/24/04	(127,842)
Canadian Dollar	56,709,274	EUR	35,186,217	12/02/04	(798,174)
Canadian Dollar	383,057	EUR	243,660	12/02/04	(1,577)
Canadian Dollar	12,294,871	USD	9,394,247	12/02/04	(675,824)
Canadian Dollar	245,618	USD	200,000	02/23/05	(934)
Canadian Dollar	2,566,589	USD	2,090,000	02/23/05	(9,665)
Canadian Dollar	356,155	USD	290,000	02/23/05	(1,362)
Danish Krone	16,614,260	USD	2,719,948	12/02/04	(129,868)
Euro Dollar	3,240,000	CHF	4,950,639	11/24/04	2,205
Euro Dollar	5,700,000	CHF	8,708,745	11/24/04	3,581
Euro Dollar	740,000	CHF	1,130,443	11/24/04	395
Euro Dollar	1,600,000	HUF	407,200,000	11/24/04	30,171
Euro Dollar	8,140,000	JPY	1,093,881,300	11/24/04	(22,332)
Euro Dollar	12,920,000	JPY	1,741,347,800	11/24/04	(11,297)
Euro Dollar	8,760,000	JPY	1,171,604,516	11/24/04	(50,452)
Euro Dollar	14,700,000	JPY	1,957,379,160	11/24/04	(125,603)
Euro Dollar	1,500,000	PLN	6,668,250	11/24/04	24,926
Euro Dollar	120,000	PLN	533,242	11/24/04	1,962
Euro Dollar	1,530,000	USD	1,862,056	11/24/04	(88,241)
Euro Dollar	12,161,363	USD	14,828,088	11/24/04	(674,046)
Euro Dollar	4,980,000	USD	6,041,291	11/24/04	(306,733)
Euro Dollar	5,692,070	USD	6,969,204	11/24/04	(286,498)
Euro Dollar	3,750,000	USD	4,504,766	11/24/04	(275,372)
Euro Dollar	9,684,090	CAD	15,220,000	12/02/04	60,884
Euro Dollar	36,031,075	GBP	24,411,774	12/02/04	(625,596)
Euro Dollar	10,216,670	USD	12,627,804	12/02/04	(395,185)
Euro Dollar	14,478,796	USD	17,841,000	12/02/04	(614,836)
Euro Dollar	12,161,268	USD	14,812,424	12/02/04	(689,305)
Euro Dollar	3,405,866	HUF	900,000,000	12/06/04	143,510
Euro Dollar	1,935,484	PLN	9,000,000	12/06/04	88,361
Euro Dollar	1,996,506	SKK	80,000,000	12/06/04	1,848
Euro Dollar	2,560,000	JPY	343,083,520	02/23/05	(2,514)

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation) ($)
Euro Dollar	250,000	USD	317,763	02/23/05	(968)
Euro Dollar	2,120,000	USD	2,698,153	02/23/05	(4,684)
Euro Dollar	4,620,000	USD	5,888,349	02/23/05	(1,797)
Euro Dollar	1,610,000	USD	2,048,816	02/23/05	(3,810)
Euro Dollar	348,730	USD	443,592	02/23/05	(1,012)
Great Britain Pounds	340,000	USD	604,908	11/24/04	(17,720)
Great Britain Pounds	5,966,500	USD	10,720,796	11/24/04	(205,407)
Great Britain Pounds	8,380,983	USD	15,108,567	11/24/04	(239,177)
Great Britain Pounds	638,130	USD	1,163,311	12/02/04	(4,555)
Great Britain Pounds	10,717,390	USD	19,548,520	12/02/04	(65,782)
Hungarian Forint	78,130,815	EUR	312,786	11/24/04	(2,100)
Hungarian Forint	328,744,351	EUR	1,316,610	11/24/04	(8,498)
Hungarian Forint	162,417	USD	837	11/24/04	(1)
Hungarian Forint	540,000,000	EUR	2,099,125	12/06/04	(50,666)
Indian Rupee	90,000,000	USD	1,918,977	12/06/04	(60,917)
Japanese Yen	544,527,060	EUR	4,040,000	11/24/04	3,443
Japanese Yen	1,692,296,320	EUR	12,700,000	11/24/04	102,719
Japanese Yen	340,317,718	EUR	2,520,000	11/24/04	(980)
Japanese Yen	108,515,880	USD	990,000	11/24/04	(34,904)
Japanese Yen	1,610,111,181	USD	14,593,293	11/24/04	(613,789)
Japanese Yen	692,524,560	USD	6,320,000	11/24/04	(220,714)
Japanese Yen	623,453,940	USD	5,670,000	11/24/04	(218,360)
Japanese Yen	607,524,861	USD	5,578,741	11/24/04	(159,174)
Japanese Yen	837,650,658	AUD	10,739,111	12/02/04	40,895
Japanese Yen	871,936,484	CAD	10,380,196	12/02/04	131,399
Japanese Yen	3,613,595,652	EUR	26,668,603	12/02/04	(75,743)
Japanese Yen	175,400,580	USD	1,660,000	02/23/05	(6,041)
Japanese Yen	156,669,840	USD	1,480,000	02/23/05	(8,127)
Japanese Yen	156,679,300	USD	1,480,000	02/23/05	(8,217)
New Zealand Dollar	7,683,681	USD	4,874,634	11/24/04	(389,611)
Polish Zloty	3,600,746	USD	1,055,937	11/24/04	(3,461)
Polish Zloty	4,400,000	EUR	975,178	12/06/04	(24,753)
Swedish Krona	145,177,602	EUR	16,012,000	12/02/04	(20,460)
Swedish Krona	126,849,064	EUR	13,748,095	12/02/04	(172,372)
Swedish Krona	74,573,289	USD	10,161,510	12/02/04	(343,595)
Swiss Franc	3,964,626	EUR	2,580,000	11/24/04	(11,130)
Swiss Franc	25,353,517	EUR	16,500,000	11/24/04	(70,493)
Swiss Franc	3,154,954	USD	2,520,000	11/24/04	(114,811)
Swiss Franc	4,050,810	USD	3,420,000	11/24/04	(142,971)
Swiss Franc	4,288,320	USD	3,430,000	11/24/04	(151,324)
Swiss Franc	2,299,488	USD	1,920,000	02/23/05	(7,614)
Swiss Franc	634,876	USD	530,000	02/23/05	(2,204)
United States Dollar	830,000	AUD	1,184,023	11/24/04	52,340
United States Dollar	4,246,154	CAD	5,590,055	11/24/04	332,946
United States Dollar	1,420,000	CAD	1,833,909	11/24/04	82,248
United States Dollar	3,590,000	CAD	4,611,310	11/24/04	187,360
United States Dollar	1,550,000	CAD	1,981,695	11/24/04	73,308
United States Dollar	1,170,000	CHF	1,480,532	11/24/04	66,443
United States Dollar	950,000	CHF	1,202,463	11/24/04	54,218
United States Dollar	3,630,000	CHF	4,594,781	11/24/04	207,260
United States Dollar	9,043,465	CHF	11,489,406	11/24/04	551,733
United States Dollar	3,684,390	EUR	3,000,000	11/24/04	139,721
United States Dollar	8,075,955	EUR	6,601,447	11/24/04	338,933
United States Dollar	16,270,944	EUR	13,290,000	11/24/04	669,867
United States Dollar	31,112,892	EUR	25,723,802	11/24/04	1,677,332
United States Dollar	3,047,511	EUR	2,480,000	11/24/04	113,754
United States Dollar	21,205,671	EUR	17,469,792	11/24/04	1,063,136
United States Dollar	1,392,019	GBP	780,000	11/24/04	36,362
United States Dollar	2,849,634	GBP	1,598,673	11/24/04	77,949
United States Dollar	2,391,508	GBP	1,324,805	11/24/04	34,552
United States Dollar	4,388,081	GBP	2,460,375	11/24/04	117,502
United States Dollar	6,790,000	JPY	654,150,870	11/24/04	228,285
United States Dollar	36,451,559	JPY	4,030,447,317	11/24/04	1,614,968
United States Dollar	1,420,000	JPY	156,087,530	11/24/04	54,206
United States Dollar	1,990,000	JPY	218,848,700	11/24/04	76,969
United States Dollar	1,792,350	KRW	2,059,409,645	11/24/04	43,491
United States Dollar	2,161,317	NZD	3,233,085	11/24/04	42,374
United States Dollar	1,051,858	SEK	8,054,076	11/24/04	82,720
United States Dollar	6,150,000	AUD	8,865,504	12/02/04	451,700
United States Dollar	8,647,916	AUD	12,163,032	12/02/04	409,289
United States Dollar	1,916,166	CAD	2,503,518	12/02/04	134,332
United States Dollar	9,915,000	EUR	8,198,755	12/02/04	535,792
United States Dollar	37,195,499	JPY	4,050,589,795	12/02/04	1,079,158
United States Dollar	1,982,816	INR	90,000,000	12/06/04	(2,923)
United States Dollar	1,279,863	KRW	1,500,000,000	12/06/04	56,523
United States Dollar	2,380,000	CHF	2,891,176	02/23/05	43,614

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation) ($)
United States Dollar	940,000	CHF	1,141,348	02/23/05	16,768
United States Dollar	280,000	CHF	339,976	02/23/05	4,995
United States Dollar	1,825,565	EUR	1,450,000	02/23/05	23,074
United States Dollar	1,475,772	EUR	1,170,000	02/23/05	15,889
United States Dollar	1,045,385	EUR	830,000	02/23/05	12,801
United States Dollar	554,303	EUR	440,000	02/23/05	6,663
United States Dollar	840,000	JPY	88,793,880	02/23/05	3,408
United States Dollar	1,150,000	JPY	121,442,300	02/23/05	3,519
United States Dollar	1,030,000	JPY	108,834,950	02/23/05	3,768
United States Dollar	3,835,278	JPY	384,221,581	02/23/05	111,248
United States Dollar	1,110,000	JPY	117,214,890	02/23/05	3,365
United States Dollar	870,000	JPY	91,879,395	02/23/05	2,716
United States Dollar	1,044,209	PLN	3,600,746	02/23/05	3,255
					1,507,946

Currency Type Abbreviations:

AUD	Australian Dollars
CAD	Canadian Dollars
CHF	Swiss Francs
EUR	Euro Dollars
GBP	Great Britain Pounds
HUF	Hungarian Forints
INR	Indian Rupees
JPY	Japanese Yen
KRW	South Korean Won
NZD	New Zealand Dollars
PLN	Polish Zloties
SKK	Slovakian Koruna
SEK	Swedish Krona
USD	U.S. Dollars

Investments By Type of Issuer

	Percentage of Portfolio Assets (%)
	Long-term	Short-term
Government and other public issuers	64.76	1.66
Repurchase agreement	—	3.17
Bank and other financial institutions	18.97	1.17
Industrial	10.06	—
Money market funds	—	0.17
Options	—	0.04
	93.79	6.21

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE SELECT ADVISORS TRUST

UBS PACE LARGE CO VALUE EQUITY INVESTMENTS

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)
Common Stocks—98.68%

Aerospace & Defense—1.86%
126,100	Boeing Co.	6,292,390
119,400	Lockheed Martin Corp. (1)	6,577,746
68,699	United Technologies Corp. (1)	6,376,641
		19,246,777

Air Freight & Couriers—0.38%
90,400	CNF, Inc.	3,957,712

Auto Components—0.29%
104,600	American Axle & Manufacturing Holdings, Inc.	3,002,020

Automobiles—0.47%
374,700	Ford Motor Co. (1)	4,882,341

Banks—10.86%
899,000	Bank of America Corp. (1)	40,266,210
152,900	BB&T Corp.	6,285,719
55,100	Comerica, Inc. (1)	3,389,201
52,200	Golden West Financial Corp.	6,103,224
180,100	KeyCorp	6,049,559
147,500	National City Corp. (1)	5,748,075
220,200	Sovereign Bancorp, Inc.	4,767,330
97,300	SunTrust Banks, Inc.	6,847,974
289,500	U.S. Bancorp	8,282,595
254,600	Wachovia Corp. (1)	12,528,866
205,400	Wells Fargo & Co. (1)	12,266,488
		112,535,241

Beverages—0.75%
134,500	Pepsi Bottling Group, Inc. (1)	3,771,380
80,650	PepsiCo, Inc.	3,998,627
		7,770,007

Building Products—0.45%
136,150	Masco Corp. (1)	4,664,499

Chemicals—0.41%
99,100	E.I. du Pont de Nemours and Co.	4,248,417

Commercial Services & Supplies—2.09%
646,350	Cendant Corp.	13,308,347
101,100	Donnelley, R.R. & Sons Co.	3,179,595
180,700	Waste Management, Inc. (1)	5,146,336
		21,634,278

Communications Equipment—2.11%
149,800	Harris Corp. (1)	9,217,194
502,400	Motorola, Inc.	8,671,424
143,300	Scientific-Atlanta, Inc.	3,924,987
		21,813,605

Computers & Peripherals—2.32%
119,550	Hewlett-Packard Co.	2,230,803
243,550	International Business Machines Corp.	21,858,612
		24,089,415

Diversified Financials—12.11%
129,281	American Express Co. (1)	6,860,943
70,300	Bear Stearns Cos., Inc. (1)	6,660,925
88,300	Capital One Financial Corp. (1)	6,513,008
805,762	Citigroup, Inc.	35,751,660
167,330	Countrywide Financial Corp.	5,342,847
84,920	Doral Financial Corp. (1)	3,564,942
53,900	Franklin Resources, Inc.	3,267,418
62,150	Goldman Sachs Group, Inc. (1)	6,114,317
651,670	J.P. Morgan Chase & Co. (1)	25,154,462
138,800	Lehman Brothers Holdings, Inc. (1)	11,402,420
55,000	Merrill Lynch & Co., Inc.	2,966,700
144,650	Morgan Stanley & Co.	7,390,168
285,500	Providian Financial Corp. (1)*	4,439,525
		125,429,335

Number of Shares		Value ($)

Diversified Telecommunication Services—4.34%
59,700	ALLTEL Corp.	3,279,321
313,000	AT&T Corp.	5,355,430
287,200	BellSouth Corp. (1)	7,659,624
138,500	CenturyTel, Inc. (1)	4,444,465
310,300	SBC Communications, Inc.	7,838,178
419,201	Verizon Communications, Inc.	16,390,759
		44,967,777

Electric Utilities—3.95%
112,000	Constellation Energy Group, Inc.	4,549,440
75,250	Dominion Resources, Inc.	4,840,080
187,150	Entergy Corp. (1)	12,232,124
163,000	Exelon Corp. (1)	6,458,060
108,400	PPL Corp.	5,636,800
117,600	TXU Corp. (1)	7,199,472
		40,915,976

Energy Equipment & Services—0.56%
62,150	Halliburton Co. (1)	2,302,036
71,600	Nabors Industries, Ltd. (1)*	3,516,992
		5,819,028

Food & Drug Retailing—0.46%
163,200	SUPERVALU, INC. (1)	4,812,768

Food Products—2.70%
125,800	ConAgra Foods, Inc.	3,321,120
76,170	Corn Products International, Inc.	3,747,564
136,800	General Mills, Inc. (1)	6,053,400
384,750	McDonald’s Corp. (1)	11,215,462
253,500	Tyson Foods, Inc., Class A	3,675,750
		28,013,296

Gas Utilities—0.45%
137,700	Sempra Energy (1)	4,618,458

Health Care Equipment & Supplies—1.15%
184,600	Baxter International, Inc.	5,678,296
22,800	Beckman Coulter, Inc.	1,356,600
86,200	Dade Behring Holdings, Inc.*	4,852,198
		11,887,094

Health Care Providers & Services—1.76%
58,500	Anthem, Inc. (1)*	4,703,400
67,300	CIGNA Corp. (1)	4,270,858
246,100	Humana, Inc.*	4,712,815
99,200	Laboratory Corp. of America Holdings (1)*	4,543,360
		18,230,433

Hotels, Restaurants & Leisure—0.64%
138,200	Starwood Hotels & Resorts Worldwide, Inc. (1)	6,596,286

Household Products—1.39%
3,300	Estee Lauder Cos., Inc., Class A	141,735
74,800	Kimberly-Clark Corp.	4,463,316

191,400	Procter & Gamble Co.	9,795,852
		14,400,903

Industrial Conglomerates—4.94%
1,176,400	General Electric Co.	40,138,768
65,000	Textron, Inc.	4,429,750
213,150	Tyco International Ltd. (1)	6,639,622
		51,208,140

Number of Shares		Value ($)

Insurance—4.41%
41,300	Allstate Corp. (1)	1,986,117
95,850	American International Group, Inc. (1)	5,819,054
126,500	First American Corp.	3,945,535
190,800	MetLife, Inc. (1)	7,317,180
275,300	Prudential Financial, Inc. (1)	12,793,191
85,500	SAFECO Corp. (1)	3,953,520
175,322	St. Paul Cos., Inc. (1)	5,953,935
91,600	W.R. Berkley Corp. (1)	3,914,984
		45,683,516

Internet Software & Services—0.97%
191,900	McAfee, Inc. (1)*	4,643,980
203,400	VeriSign, Inc. (1)*	5,457,222
		10,101,202

Machinery—3.02%
184,700	Deere & Co.	11,041,366
101,400	Eaton Corp. (1)	6,484,530
41,500	ITT Industries, Inc.	3,367,310
86,600	Parker-Hannifin Corp. (1)	6,116,558
112,600	Terex Corp.*	4,278,800
		31,288,564

Media—3.81%
181,800	Clear Channel Communications, Inc.	6,072,120
251,372	Comcast Corp., Class A*	7,415,474
232,000	Comcast Corp., Class A-Special (1)*	6,737,280
47,869	Gannett Co., Inc. (1)	3,970,734
199,500	Time Warner, Inc. (1)*	3,319,680
104,000	Univision Communications, Inc., Class A (1)*	3,219,840
29,900	Viacom, Inc., Class B	1,091,051
304,200	Walt Disney Co. (1)	7,671,924
		39,498,103

Metals & Mining—2.30%
199,994	Alcoa, Inc. (1)	6,499,805
60,250	Freeport-McMoRan Copper & Gold, Inc., Class B (1)	2,182,255
121,400	Phelps Dodge Corp. (1)	10,627,356
123,500	United States Steel Corp. (1)	4,534,920
		23,844,336

Multi-Line Retail—1.14%
131,300	Federated Department Stores, Inc. (1)	6,624,085
56,400	Kmart Holding Corp. (1)*	5,191,056
		11,815,141

Office Electronics—0.55%
387,000	Xerox Corp. (1)*	5,715,990

Oil & Gas—13.36%
49,800	Amerada Hess Corp.	4,019,358
126,402	Apache Corp. (1)	6,408,581
155,300	Burlington Resources, Inc. (1)	6,444,950
380,600	ChevronTexaco Corp.	20,194,636
227,957	ConocoPhillips (1)	19,219,055
894,712	Exxon Mobil Corp.	44,037,725
60,200	Kerr-McGee Corp. (1)	3,565,044
316,200	Marathon Oil Corp. (1)	12,050,382
81,403	Murphy Oil Corp.	6,513,868
204,800	Occidental Petroleum Corp. (1)	11,433,984
61,300	Sunoco, Inc. (1)	4,558,268
		138,445,851

Paper & Forest Products—2.24%
252,200	Archer Daniels Midland Co.	4,885,114
144,000	Georgia-Pacific Corp.	4,980,960
162,400	International Paper Co. (1)	6,254,024
147,600	Louisiana-Pacific Corp.	3,617,676
72,618	Rayonier, Inc.	3,442,093
		23,179,867
Pharmaceuticals—3.55%
185,900	GlaxoSmithKline PLC, ADR (1)	7,882,160
66,800	Johnson & Johnson	3,899,784
187,900	Merck & Co., Inc.	5,883,149

Number of Shares		Value ($)

435,550	Pfizer, Inc.	12,609,172
177,813	Sanofi-Aventis, ADR (1)	6,490,175
		36,764,440

Road & Rail—0.93%
229,900	Burlington Northern Santa Fe Corp. (1)	9,612,119

Semiconductor—0.53%
231,224	Koninklijke (Royal) Philips Electronics N.V., ADR (1)	5,507,756

Software—1.51%
559,200	Microsoft Corp. (1)	15,652,008

Specialty Retail—2.32%
141,100	American Eagle Outfitters, Inc. (1)	5,768,168
337,700	Circuit City Stores-Circuit City Group (1)	5,487,625
91,400	Lowe’s Cos., Inc. (1)	5,143,992
105,400	Sherwin-Williams Co.	4,502,688
104,450	Staples, Inc. (1)	3,106,343
		24,008,816

Tobacco—1.60%
343,150	Altria Group, Inc. (1)	16,629,049

Total Common Stocks (cost—$899,782,830)		1,022,490,564

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)

Repurchase Agreement—1.49%
15,417	Repurchase agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $4,427,829 U.S. Treasury Bonds, 7.250% to 8.125% due 05/15/16 to 08/15/19 and $9,765,690 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06; (value - $15,728,394); proceeds: $15,419,094 (cost—$15,417,000)	11/01/04	1.630	15,417,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned — 21.04%

Money Market Funds†—21.04%
38,942	AIM Liquid Assets Portfolio	1.750	38,942,181
58,155	Barclays Prime Money Market Fund	1.762	58,155,243
4	BlackRock Provident Institutional TempFund	1.622	4,142
9	Scudder Money Market Series	1.667	9,109
120,904	UBS Private Money Market Fund LLC**	1.704	120,903,822

Total Money Market Funds (cost—$218,014,497)			218,014,497

Total Investments (cost—$1,133,214,327) (2)(3)—121.21%			1,255,922,061

*              Non-income producing security.

(1)           Security, or portion thereof, was on loan at October 31, 2004.

(2)           Includes $211,912,163 of investments in securities on loan, at value.

(3)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $137,986,132 and $15,278,398, respectively, resulting in net unrealized appreciation of investments of $122,707,734.

ADR       American Depositary Receipt.

†              Interest rates shown reflect yield at October 31, 2004.

**           Affiliated issuer. See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04

UBS Private Money Market Fund LLC	33,204,432	430,943,783	343,244,393	120,903,822	$11,038

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Large Co Growth Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)

Common Stocks—95.57%

Aerospace & Defense—0.77%
37,500	General Dynamics Corp.	3,829,500
43,000	United Defense Industries, Inc.*	1,726,020
		5,555,520

Air Freight & Couriers—1.96%
156,236	FedEx Corp. (1)	14,236,224

Banks—0.52%
32,000	Golden West Financial Corp.	3,741,440
3	New York Community Bancorp, Inc.	55
		3,741,495

Beverages—0.86%
136,100	Coca-Cola Co.	2,845,851
121,400	Pepsi Bottling Group, Inc. (1)	3,404,056
		6,249,907

Biotechnology—3.06%
100,236	Amgen, Inc. (1)* †	5,693,405
39,000	Cephalon, Inc. (1)* †	1,859,130
262,524	Genentech, Inc. (1)* †	11,952,718
93,600	MedImmune, Inc. (1)* †	2,660,112
		22,165,365

Building Products—0.62%
99,263	Lennar Corp., Class A	4,464,850

Commercial Services & Supplies—3.24%
167,900	Cendant Corp.	3,457,061
124,293	Certegy, Inc.	4,393,758
248,586	First Data Corp. (1) †	10,261,630
164,388	Paychex, Inc. (1) †	5,390,940
		23,503,389

Communications Equipment—6.40%
748,723	Cisco Systems, Inc. (1)* †	14,382,969
36,000	Harris Corp. (1) †	2,215,080
69,600	Juniper Networks, Inc. (1)* †	1,852,056
356,471	Motorola, Inc. (1) †	6,152,690
522,067	QUALCOMM, Inc. (1) †	21,827,621
		46,430,416

Computers & Peripherals—3.80%
217,828	Apple Computer, Inc.*	11,442,505
292,895	Dell, Inc.*	10,268,899
22,400	International Business Machines Corp.	2,010,400
46,200	Lexmark International, Inc.*	3,839,682
		27,561,486

Diversified Financials—12.47%
112,265	American Express Co. (1)	5,957,904
57,000	Capital One Financial Corp. (1)	4,204,320
8,050	Chicago Mercantile Exchange	1,414,627
392,973	Citigroup, Inc.	17,436,212
355,236	Countrywide Financial Corp. (1)	11,342,686
167,755	Fannie Mae (1)	11,768,013
40,094	Freddie Mac	2,670,260
72,095	Goldman Sachs Group, Inc. (1)	7,092,706
75,994	Merrill Lynch & Co., Inc. (1) †	4,099,116
94,000	Providian Financial Corp. (1)* †	1,461,700
506,232	SLM Corp. (1) †	22,912,060
		90,359,604

Electric Utilities—0.75%
88,343	TXU Corp.	5,408,358

Electrical Equipment—1.27%
356,843	Molex, Inc., Class A	9,178,002

Number of Shares		Value ($)

Electronic Equipment & Instruments—0.25%
53,000	Amphenol Corp., Class A*	1,819,490

Energy Equipment & Services—1.25%
39,100	BJ Services Co. †	1,994,100
112,264	Schlumberger Ltd. (1)	7,065,896
		9,059,996

Food & Drug Retailing—0.43%
38,260	Whole Foods Market, Inc. (1) †	3,115,512

Health Care Equipment & Supplies—6.26%
81,100	Becton, Dickinson and Co. (1) †	4,257,750
77,500	Biomet, Inc. (1)	3,617,700
147,633	Boston Scientific Corp.*	5,211,445
41,800	Dade Behring Holdings Inc.*	2,352,922
92,218	DENTSPLY International, Inc.	4,796,258
216,034	Medtronic, Inc. (1)	11,041,498
181,585	Zimmer Holdings, Inc. (1)*	14,089,180
		45,366,753

Health Care Providers & Services—7.15%
44,500	Anthem, Inc.*	3,577,800
32,075	Cardinal Health, Inc.	1,499,506
70,500	Coventry Health Care, Inc. *	2,883,450
164,388	Lincare Holdings, Inc. (1)*	6,042,903
522,420	UnitedHealth Group, Inc. (1)	37,823,208
		51,826,867

Hotels, Restaurants & Leisure—3.27%
216,511	Carnival Corp. (1) †	10,946,796
55,610	MGM Mirage (1)* †	2,991,818
127,777	Starbucks Corp. (1)* †	6,756,848
51,809	Wynn Resorts, Ltd. (1)* †	3,012,693
		23,708,155

Household Durables—0.12%
7,367	Harman International Industries, Inc.	885,366

Household Products—1.40%
197,684	Procter & Gamble Co.	10,117,467

Insurance—2.86%
195,662	AFLAC, Inc.	7,020,353
138,727	American International Group, Inc.	8,422,116
37,600	Progressive Corp.	3,517,480
42,100	W.R. Berkley Corp.	1,799,354
		20,759,303

Internet & Catalog Retail—1.26%
93,486	eBay, Inc. (1)*	9,125,168

Internet Software & Services—3.10%
240,567	IAC/InterActiveCorp (1)*	5,201,059
178,100	McAfee, Inc.*	4,310,020
80,500	Symantec Corp.*	4,583,670
129,900	VeriSign, Inc. (1)*	3,485,217
136,321	Yahoo!, Inc.*	4,933,457
		22,513,423

IT Consulting & Services—0.05%
22,400	Perot Systems Corp., Class A*	359,072
Machinery—3.85%
96,220	Caterpillar, Inc. (1) †	7,749,559
72,500	Danaher Corp. (1) †	3,996,925
59,900	Deere & Co.	3,580,822
236,558	Dover Corp.	9,289,632
41,000	ITT Industries, Inc.	3,326,740
		27,943,678

Number of Shares		Value ($)

Marine—0.40%
50,600	Overseas Shipholding Group, Inc. (1) †	2,881,670

Media—3.93%
288,681	Comcast Corp., Class A (1)*	8,383,296
1,042,460	Liberty Media Corp., Class A*	9,298,743
96,228	Liberty Media International, Inc., Class A*	3,469,006
37,800	McGraw-Hill Cos., Inc. (1) †	3,260,250
161,400	Walt Disney Co. (1)	4,070,508
		28,481,803

Metals & Mining—0.94%
63,000	Nucor Corp.	2,660,490
33,900	Phelps Dodge Corp. (1)	2,967,606
32,500	United States Steel Corp.	1,193,400
		6,821,496

Multi-Line Retail—1.15%
154,099	Wal-Mart Stores, Inc.	8,309,018

Oil & Gas—1.02%
86,000	Burlington Resources, Inc.	3,569,000
35,000	Pogo Producing Co. (1)	1,604,750
29,600	Sunoco, Inc. (1) †	2,201,056
		7,374,806

Pharmaceuticals—6.19%
82,300	Forest Laboratories, Inc. (1)* †	3,670,580
326,640	Johnson & Johnson (1)	19,069,243
567,500	Pfizer, Inc. (1) †	16,429,125
144,341	Wyeth Pharmaceuticals (1) †	5,723,121
		44,892,069

Semiconductor Equipment & Products—1.62%
48,900	Cree, Inc. (1)* †	1,687,539
353,126	Intel Corp.	7,860,585
73,000	Microchip Technology, Inc. (1) †	2,208,250
		11,756,374

Software—5.38%
79,200	Adobe Systems, Inc. (1) †	4,437,576
144,130	Electronic Arts, Inc. (1)* †	6,474,319
156,369	Intuit, Inc. (1)*	7,092,898
565,510	Microsoft Corp. (1) †	15,828,625
406,700	Oracle Corp. (1)*	5,148,822
		38,982,240

Specialty Retail—4.07%
202,000	Circuit City Stores, Inc. (1)	3,282,500
330,492	Home Depot, Inc.	13,576,611
134,274	Lowe’s Cos., Inc. (1)	7,556,941
136,200	Staples, Inc. (1)	4,050,588
36,190	Tiffany & Co. (1)	1,061,453
		29,528,093

Textiles & Apparel—2.28%
94,400	Coach, Inc. (1)*	4,401,872
148,868	Nike, Inc., Class B (1)	12,104,457
		16,506,329
Wireless Telecommunication Services—1.62%
457,079	Vodafone Group plc, ADR (1)	11,788,067
Total Common Stocks (cost—$605,663,259)		692,776,831

Tracking Stock—0.03%
Diversified Financials—0.03%
1,724	SPDR Trust, Series 1 (cost—$194,917)	195,157

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)	Value ($)

Repurchase Agreement—2.41%
17,472	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $2,530,000 Federal Home Loan Bank, zero coupon due 03/15/05, $2,513,995 U.S. Treasury Bonds, 8.125%, due 08/15/19 and $11,787,288 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06; (value—$17,825,085); proceeds: $17,474,373 (cost—$17,472,000)	11/01/04	1.630	17,472,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned — 31.56

Money Market Funds†—31.56%
26,322	AIM Liquid Assets	1.750	26,322,008
40,096	Barclays Prime Money Market Fund	1.762	40,095,618
2	BlackRock Provident Institutional TempFund	1.622	2,353
1	Dreyfus Institutional Cash Advantage	1.675	693
6	Scudder Money Market Series	1.667	6,391
162,352	UBS Private Money Market Fund LLC**	1.704	162,351,858

Total Money Market Funds (cost—$228,778,921)			228,778,921
Total Investments (cost—$852,109,097) (2)(3)—129.57%			939,222,909

*              Non-Income producing security.

(1)           Security, or portion thereof, was on loan at October 31, 2004.

(2)           Includes $221,904,052 of investments in securities on loan, at value.

(3)           Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $101,530,761 and $14,416,949, respectively, resulting in net unrealized appreciation of investments of $87,113,812.

†              Interest rates shown reflect yield at October 31, 2004.

ADR       American Depositary Receipt.

**           Affiliated issuer.  See table below for more information.

Security Description	Number of Shares Held At 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held At 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04

UBS Private Money Market Fund LLC	36,851,223	336,351,206	210,850,571	162,351,858	$6,210

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Value Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)

Common Stocks—94.57%

Aerospace & Defense—1.33%
211,450	Aeroflex, Inc.*	2,347,095
82,350	Goodrich Corp.	2,538,851
		4,885,946

Banks—3.97%
115,800	Banknorth Group, Inc.	4,084,266
140,250	Brookline Bancorp, Inc.	2,172,472
59,550	Commercial Federal Corp.	1,656,086
157,800	Northern Trust Corp.	6,712,812
		14,625,636

Chemicals—3.70%
46,600	Cabot Corp. (1)	1,588,128
201,100	Cambrex Corp.	4,498,607
73,350	Engelhard Corp.	2,075,805
309,600	RPM International, Inc.	5,458,248
		13,620,788

Commercial Services & Supplies—12.33%
141,500	ARAMARK Corp., Class B	3,190,825
282,800	BISYS Group, Inc.*	4,128,880
153,700	Cendant Corp.	3,164,683
66,750	Certegy, Inc.	2,359,613
380,050	Convergys Corp. (1)*	4,944,450
67,800	Dun & Bradstreet Corp.*	3,834,768
174,900	Equifax, Inc.	4,573,635
190,100	Herman Miller, Inc. (1)	4,391,310
11,400	John H. Harland Co.	367,422
109,100	Pitney Bowes, Inc.	4,773,125
216,700	ServiceMaster Co.	2,782,428
216,900	Steelcase, Inc., Class A	2,841,390
117,100	Valassis Communications, Inc. (1)*	4,025,898
		45,378,427

Communications Equipment—1.62%
184,800	Andrew Corp. (1)*	2,583,504
323,250	Emulex Corp.*	3,397,358
		5,980,862

Construction & Engineering—1.30%
391,400	Shaw Group, Inc.*	4,771,166

Containers & Packaging—0.49%
75,400	Pactiv Corp. (1)*	1,786,226

Diversified Financials—2.53%
339,500	Janus Capital Group, Inc.	5,177,375
74,300	T. Rowe Price Group, Inc. (1)	4,143,711
		9,321,086

Diversified Telecommunication Services—1.21%
138,300	CenturyTel, Inc. (1)	4,438,047

Electric Utilities—2.79%
99,200	IDACORP, Inc.	3,073,216
232,750	Puget Energy, Inc.	5,413,765
37,500	WPS Resources Corp.	1,781,250
		10,268,231

Electrical Equipment—2.69%
125,300	Brady Corp., Class A	6,795,019
141,450	Paxar Corp.*	3,118,972
		9,913,991

Electronic Equipment & Instruments—1.61%
262,900	Symbol Technologies, Inc. (1)	3,862,001
160,300	Vishay Intertechnology, Inc. (1)*	2,072,679
		5,934,680

Energy Equipment & Services—0.74%
210,200	Superior Energy Services, Inc.*	2,709,478

Number of Shares		Value ($)

Food & Drug Retailing—0.62%
127,400	Casey’s General Stores, Inc.	2,267,720

Food Products—0.32%
882,000	Creative Bakeries, Inc., Class A(2)*	52,920
31,400	McCormick & Co., Inc. (1)	1,112,502
		1,165,422

Health Care Equipment & Supplies—5.44%
137,400	Baxter International, Inc.	4,226,424
113,960	Fisher Scientific International, Inc.*	6,536,746
59,800	Invacare Corp.	2,761,564
199,199	Sybron Dental Specialties, Inc.*	6,487,911
		20,012,645

Health Care Providers & Services—8.58%
179,550	Accredo Health, Inc. (1)*	4,135,037
602,550	Beverly Enterprises, Inc.*	5,236,159
46,600	Cross Country Healthcare, Inc. (1)*	691,078
199,650	Health Management Associates, Inc., Class A(1)	4,124,769
348,600	IMS Health, Inc.	7,383,348
65,100	Manor Care, Inc.	2,131,374
285,600	Omnicare, Inc. (1)	7,879,704
		31,581,469

Hotels, Restaurants & Leisure—1.89%
73,850	Hilton Hotels Corp. (1)	1,469,615
126,100	Yum! Brands, Inc. (1)	5,485,350
		6,954,965

Household Durables—3.82%
148,400	American Greetings Corp., Class A*	3,925,180
75,200	Black & Decker Corp. (1)	6,037,056
48,200	Mohawk Industries, Inc. (1)*	4,100,856
		14,063,092

Household Products—0.78%
52,800	Clorox Co. (1)	2,882,880

Insurance—7.15%
127,200	American Financial Group, Inc.	3,765,120
158,900	HCC Insurance Holdings, Inc. (1)	4,719,330
108,100	Horace Mann Educators Corp.	1,837,700
19,500	Markel Corp. (1)*	6,201,000
107,900	MBIA, Inc. (1)	6,243,094
38,850	SAFECO Corp. (1)	1,796,424
24,300	XL Capital Ltd., Class A (1)	1,761,750
		26,324,418

Internet & Catalog Retail—0.80%
157,750	Insight Enterprises, Inc.*	2,927,051

IT Consulting & Services—3.05%
171,300	Accenture Ltd., Class A (1)*	4,147,173
267,200	SunGard Data Systems, Inc.*	7,078,128
		11,225,301

Leisure Equipment & Products—1.79%
122,300	Hasbro, Inc.	2,163,487
120,800	K2, Inc.*	1,959,376
140,050	Mattel, Inc.	2,452,276
		6,575,139

Machinery—6.94%
185,350	AGCO Corp.*	3,599,497
119,350	Harsco Corp.	5,782,507
185,100	IDEX Corp.	6,830,190
187,700	Stewart & Stevenson Services, Inc.	3,190,900
45,900	Terex Corp.*	1,744,200
183,750	Timken Co.	4,410,000
		25,557,294

Number of Shares		Value ($)

Media—3.85%
155,950	Harte-Hanks, Inc.	4,014,153
307,000	Interpublic Group of Cos., Inc. (1)*	3,763,820
76,800	McClatchy Co., Class A	5,337,600
24,100	Tribune Co.	1,041,120
		14,156,693

Multi-Line Retail—1.71%
103,500	Neiman Marcus Group, Inc., Class A (1)	6,295,905

Multi-Utilities—1.14%
143,500	Avista Corp.	2,551,430
63,800	Vectren Corp.	1,650,506
		4,201,936

Oil & Gas—0.75%
172,350	Chesapeake Energy Corp. (1)	2,771,388

Road & Rail—2.12%
91,700	CSX Corp. (1)	3,347,050
236,050	Swift Transportation Co., Inc. (1)*	4,461,345
		7,808,395

Semiconductor Equipment & Products—0.49%
113,800	MKS Instruments, Inc. (1)*	1,800,316

Software—1.56%
266,150	Cadence Design Systems, Inc. (1)*	3,310,906
152,900	Sybase, Inc.*	2,420,407
		5,731,313

Specialty Retail—4.21%
195,500	Men’s Wearhouse, Inc.*	6,076,140
42,400	Regis Corp.	1,814,720
166,750	Sports Authority, Inc.*	4,032,015
232,250	United Rentals, Inc. (1)*	3,588,262
		15,511,137

Textiles & Apparel—1.25%
265,700	Russell Corp. (1)	4,593,953
Total Common Stocks (cost—$276,626,172)		348,042,996

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)

Convertible Bond—0.00%

Aerospace & Defense—0.00%

0	Timco Aviation Services, Inc.(2) †† (cost—$0)	01/02/07	8.000	0

Number of Warrants

Warrants—0.00%

Consumer Products—0.00%
122	American Banknote Corp., strike price $10.00, expires 10/01/07(2)††	0
122	American Banknote Corp., strike price $12.50, expires 10/01/07(2)††	0
		0

Diversified Financials—0.00%
4,914	Imperial Credit Industries, Inc., strike price $2.15, expires 01/31/08(2)††	0
Total Warrants (cost—$0)		0

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)
Repurchase Agreement—5.63%
20,721	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $3,469,595 U.S. Treasury Bond, 8.125% due 08/15/19 and $16,267,776 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06 (value—$21,136,932); proceeds; $20,723,815 (cost—$20,721,000)	11/01/04	1.630	20,721,000

Number of Shares (000)		Interest Rates (%)	Value ($)

Investments of Cash Collateral from Securities Loaned—20.72%

Money Market Funds†—20.72%
16,947	AIM Liquid Assets Portfolio	1.750	16,947,054
19,545	Barclays Prime Money Market Fund	1.762	19,545,022
2	BlackRock Provident Institutional TempFund	1.622	2,066
0	Deutsche Cash Reserve Institutional Fund	1.650	133
4	Dreyfus Institutional Cash Advantage Fund	1.675	3,871
5	Scudder Money Market Series	1.667	4,950
39,762	UBS Private Money Market Fund LLC**	1.704	39,762,316
Total Money Market Funds (cost—$76,265,412)			76,265,412
Total Investments (cost—$373,612,584)(3)(4)—120.92%			445,029,408

*                      Non-Income producing security.

†                       Interest rates shown reflect yield at October 31, 2004.

††                 Security is being fair valued by a valuation committee under the direction of the board of trustees.

(1)               Security, or portion thereof, was on loan at October 31, 2004.

(2)               Illiquid securities representing 0.01% of net assets.

(3)               Includes $72,547,119 of investments in securities on loan, at value.

(4)               Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $78,647,143 and $7,230,319, respectively, resulting in net unrealized appreciation of investments of $71,416,824.

**               Affiliated issuer.  See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04

UBS Private Money Market Fund LLC	18,809,139	123,505,671	102,552,494	39,762,316	$3,971

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

UBS PACE Small/Medium Co Growth Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)

Common Stocks—96.36%

Aerospace & Defense—1.13%
85,700	Engineered Support Systems, Inc. (1)	4,117,028

Air Freight & Couriers—1.48%
82,700	UTI Worldwide, Inc.	5,375,500

Auto Components—1.42%
156,400	Gentex Corp. (1)	5,162,764

Banks—7.37%
81,600	City National Corp. (1)	5,622,240
124,700	Cullen/Frost Bankers, Inc. (1)	6,110,300
95,400	Downey Financial Corp.	5,271,804
41,100	Glacier Bancorp, Inc.	1,300,815
393,100	Sovereign Bancorp, Inc. (1)	8,510,615
		26,815,774

Biotechnology—8.20%
239,500	Amylin Pharmaceuticals, Inc. (1)*	5,101,350
451,200	CV Therapeutics, Inc. (1)*	7,548,576
98,400	Invitrogen Corp. (1)*	5,697,360
314,700	Protein Design Labs, Inc. (1)*	6,026,505
70,200	Rigel Pharmaceuticals, Inc. (1)*	1,684,800
204,400	Telik, Inc.*	3,771,180
		29,829,771

Commercial Services & Supplies—5.10%
88,700	Bright Horizons Family Solutions, Inc.*	5,614,710
129,700	Resources Connection, Inc.*	5,444,806
755,200	Senomyx, Inc. (1)*	7,514,240
		18,573,756

Communications Equipment—0.99%
478,500	C-COR.net Corp. (1)*	3,598,320

Diversified Financials—4.52%
82,200	Affiliated Managers Group, Inc. (1)*	4,590,048
612,000	E*TRADE Financial Corp.*	7,894,800
91,200	Eaton Vance Corp.	3,978,144
		16,462,992

Electrical Equipment—1.53%
251,600	Paxar Corp. (1)*	5,547,780

Electronic Equipment & Instruments—0.74%
287,700	TTM Technologies, Inc.*	2,694,311

Health Care Equipment & Supplies—3.87%
227,100	Animas Corp. (1)*	3,240,717
76,800	Fisher Scientific International, Inc.*	4,405,248
208,200	Immucor, Inc.*	6,422,970
		14,068,935

Health Care Providers & Services—2.29%
50,600	Advisory Board Co.*	1,648,548
74,050	Coventry Health Care, Inc.*	3,028,645
57,300	Express Scripts, Inc. (1)*	3,667,200
		8,344,393

Hotels, Restaurants & Leisure—10.08%
125,137	Cheesecake Factory, Inc.*	5,432,197
106,200	Four Seasons Hotels, Inc. (1)	7,181,244
88,000	P.F. Chang’s China Bistro, Inc. (1)*	4,473,920
127,400	Royal Caribbean Cruises Ltd. (1)	5,936,840
219,693	Sonic Corp. (1)*	5,982,241
132,200	Wynn Resorts, Ltd. (1)*	7,687,430
		36,693,872

Insurance—2.76%
172,700	PartnerRe Ltd. (1)	10,042,505

Number of Shares		Value ($)

Internet Software & Services—2.24%
277,300	Akamai Technologies, Inc. (1)*	3,840,605
167,000	Ask Jeeves, Inc. (1)*	4,305,260
		8,145,865

IT Consulting & Services—0.74%
575,800	Lionbridge Technologies, Inc.*	2,700,502

Media—5.77%
111,400	Getty Images, Inc.*	6,587,082
44,700	Lin TV Corp., Class A*	812,646
412,500	Mediacom Communications Corp., Class A (1)*	2,701,875
154,500	Westwood One, Inc.*	3,565,860
227,200	XM Satellite Radio Holdings, Inc., Class A (1)*	7,343,104
		21,010,567

Pharmaceuticals—7.60%
148,950	Barr Pharmaceuticals, Inc.*	5,607,967
173,800	Inspire Pharmaceuticals, Inc.*	2,721,708
197,500	Medicis Pharmaceutical Corp., Class A	8,032,325
173,200	MGI Pharma, Inc. (1)*	4,619,244
97,400	Par Pharmaceutical Cos., Inc.*	3,842,430
322,900	POZEN, Inc.*	2,828,604
		27,652,278

Real Estate—1.07%
266,800	Host Marriott Corp. (1)	3,881,940

Semiconductor Equipment & Products—6.26%
346,300	02Micro International Ltd.*	4,211,008
179,500	Cymer, Inc. (1)*	5,119,340
264,800	Lam Research Corp. (1)*	6,892,744
235,600	Micrel, Inc. (1)*	2,645,788
380,600	PMC-Sierra, Inc. (1)*	3,904,956
		22,773,836

Software—8.15%
307,900	Citrix Systems, Inc.*	7,429,627
280,400	Jack Henry & Associates, Inc.	5,226,656
167,900	Mercury Interactive Corp. (1)*	7,291,897
427,500	Red Hat, Inc. (1)*	5,489,100
137,400	SafeNet, Inc*	4,208,562
		29,645,842

Specialty Retail—7.75%
169,800	American Eagle Outfitters, Inc. (1)	6,941,424
125,500	Cost Plus, Inc. (1)*	4,053,650
109,400	Design Within Reach, Inc.*	1,755,870
303,400	PETsMART, Inc. (1)	9,702,732
150,900	Williams-Sonoma, Inc. (1)*	5,759,853
		28,213,529

Textiles & Apparel—3.48%
271,700	Coach, Inc.*	12,669,371

Trading Companies & Distributors—1.82%
194,200	MSC Industrial Direct Co., Inc., Class A	6,629,988
Total Common Stocks (cost—$299,868,686)		350,651,419

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)

Repurchase Agreement—3.74%
13,619	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $2,280,412 U.S. Treasury Bonds, 8.125% due 08/15/19 and $10,692,092 U.S. Treasury Notes 1.625% to 2.500% due 02/28/06 to 05/31/06; (value-$13,892,374); proceeds: $13,620,850 (cost—$13,619,000)	11/01/04	1.630	13,619,000

Number of Shares (000)		Interest Rates (%)	Value ($)

Investments of Cash Collateral from Securities Loaned—31.13%

Money Market Funds†—31.13%
15,158	AIM Liquid Assets Portfolio	1.750	15,157,829
21,532	Barclays Prime Money Market Fund	1.762	21,531,571
2	BlackRock Provident Institutional TempFund	1.622	2,436
4	Scudder Money Market Series	1.667	4,371
76,594	UBS Private Money Market Fund LLC**	1.704	76,594,180
0	Dreyfus Institutional Cash Advantage Fund	1.675	410
Total Money Market Funds (cost—$113,290,797)			113,290,797

Total Investments (cost—$426,778,483)(2)(3)—131.23%			477,561,216

*                      Non-Income producing security.

(1)               Security, or portion thereof, was on loan at October 31, 2004.

(2)               Includes $109,368,463 of investments in securities on loan, at value.

(3)               Cost of investments shown approximate cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $78,498,796 and $27,716,063, respectively, resulting in net unrealized appreciation of investments of $50,782,733.

†                       Interest rates shown reflect yield at October 31, 2004.

**               Affiliated issuer. See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04
UBS Private Money Market Fund LLC	80,045,105	143,131,523	146,582,448	76,594,180	$9,964

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust
UBS PACE International Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)

Common Stocks—96.39%
Australia—5.46%
Air Freight & Couriers—0.01%
7,300	Toll Holdings Ltd.	64,451

Banks—1.42%
59,298	Australia & New Zealand Banking Group Ltd.	903,570
34,125	Commonwealth Bank of Australia	818,218
6,900	Macquarie Bank Ltd.	204,045
270,460	National Australia Bank Ltd. (1)	5,711,107
19,974	Suncorp-Metway Ltd.	255,423
59,173	Westpac Banking Corp.	834,482
		8,726,845

Beverages—0.87%
10,313	Coca-Cola Amatil Ltd.	56,696
1,345,188	Foster’s Group Ltd.	5,074,179
29,360	Lion Nathan Ltd.	172,493
18,056	Southcorp Ltd.*	48,553
		5,351,921

Chemicals—0.03%
16,737	Orica Ltd.	212,279

Commercial Services & Supplies—0.06%
48,063	Brambles Industries Ltd. (1)	254,536
23,400	Computershare Ltd.	91,238
		345,774

Construction & Engineering—0.02%
15,300	Leighton Holdings Ltd.	127,769

Construction Materials—0.05%
41,500	CSR Ltd.	83,696
37,697	Rinker Group Ltd.	244,409
		328,105

Containers & Packaging—0.54%
575,300	Amcor Ltd.	3,278,765

Diversified Telecommunication Services—0.54%
952,971	Telstra Corp. Ltd. (1)	3,324,207

Food & Drug Retailing—0.59%
477,000	Coles Myer Ltd. (1)	3,399,055
19,400	Woolworths Ltd.	193,887
		3,592,942

Gas Utilities—0.02%
11,000	Australian Gas Light Co. Ltd.	107,636

Health Care Equipment & Supplies—0.01%
1,900	Cochlear Ltd.	35,196

Hotels, Restaurants & Leisure—0.04%
10,000	Aristocrat Leisure Ltd.	64,163
17,760	TABCORP Holdings Ltd.	198,988
		263,151

Industrial Conglomerates—0.07%
15,857	Wesfarmers Ltd.	411,592

Insurance—0.11%
49,530	AMP Ltd.	235,667
55,799	Insurance Australia Group Ltd.	224,650
18,300	QBE Insurance Group Ltd.	187,678
		647,995

Media—0.08%
20,400	John Fairfax Holdings Ltd.	65,370
49,600	News Corp. Ltd. (1)	399,015
		464,385

Metals & Mining—0.71%
33,983	Alumina Ltd.	139,610

Number of Shares		Value ($)

116,378	BHP Billiton Ltd. (1)	1,203,960
20,300	BlueScope Steel Ltd.	117,210
182,021	Newcrest Mining Ltd. (1)	2,265,103
11,784	Rio Tinto Ltd.	322,155
61,552	WMC Resources Ltd.	310,340
		4,358,378

Oil & Gas—0.06%
18,000	Origin Energy Ltd.	90,754
23,600	Santos Ltd.	146,313
8,864	Woodside Petroleum Ltd.	128,910
		365,977

Pharmaceuticals—0.05%
9,036	CSL Ltd.	194,384
36,300	Mayne Group Ltd.	119,303
		313,687

Real Estate—0.16%
80,400	General Property Trust	223,404
15,600	Lend Lease Corp. Ltd.	134,469
32,200	Mirvac Group	108,954
38,100	Stockland	167,622
32,264	Westfield Group*	361,494
		995,943

Transportation Infrastructure—0.02%
18,200	Patrick Corp. Ltd.	75,585
8,300	Transurban Group	39,368
		114,953
Total Australia Common Stocks		33,431,951

Austria—0.02%
Diversified Telecommunication Services—0.02%
7,463	Telekom Austria AG	113,255

Belgium—1.44%
Banks—0.04%
2,721	Dexia	54,342
2,600	KBC Bancassurance Holding	190,006
		244,348

Beverages—0.22%
38,284	InBev	1,356,271

Diversified Financials—0.86%
207,974	Fortis	5,277,007

Electric Utilities—0.32%
5,200	Electrabel SA	1,938,094
Total Belgium Common Stocks		8,815,720

Brazil—0.28%
Oil & Gas—0.28%
51,860	Petroleo Brasileiro SA, ADR (1)	1,690,636

Denmark—0.17%
Banks—0.09%
19,600	Danske Bank AS	546,094

Pharmaceuticals—0.08%
9,901	Novo-Nordisk AS	490,703
Total Denmark Common Stocks		1,036,797

Finland—0.92%
Communications Equipment—0.33%
130,750	Nokia Oyj	2,010,814

IT Consulting & Services—0.08%
17,178	Tietoenator Oyj	480,728
Paper & Forest Products—0.51%
27,400	Stora Enso Oyj	390,018
138,200	UPM-Kymmene Oyj	2,724,857
		3,114,875
Total Finland Common Stocks		5,606,417

Number of Shares		Value ($)

France—8.93%
Aerospace & Defense—0.22%
31,431	European Aeronautic Defense and Space Co.	893,593
13,225	Thales SA	475,582
		1,369,175

Auto Components—0.05%
5,400	Compagnie Generale des Etablissements Michelin	292,966

Automobiles—0.32%
15,707	Peugeot SA*	962,441
12,298	Renault SA*	1,026,224
		1,988,665

Banks—2.72%
100,779	BNP Paribas SA	6,839,250
133,903	Credit Agricole SA (1)	3,912,508
63,798	Societe Generale*	5,899,911
		16,651,669

Beverages—0.11%
4,884	Pernod-Ricard	674,077

Building Products—1.03%
115,514	Cie de Saint-Gobain	6,325,746

Communications Equipment—0.05%
19,105	Alcatel SA*	278,507

Construction & Engineering—0.49%
25,350	Vinci SA (1)	3,010,206

Diversified Telecommunication Services—0.27%
58,696	France Telecom	1,675,465

Food & Drug Retailing—0.14%
19,796	Carrefour SA*	864,481

Food Products—0.02%
1,519	Groupe Danone	126,755

Household Durables—0.06%
15,290	Thomson	345,036

Insurance—0.16%
44,469	Axa*	954,281

IT Consulting & Services—0.08%
10,835	Altran Technologies SA (1)	92,895
15,619	Cap Gemini SA	391,998
		484,893
Media—0.46%
39,753	Lagardere S.C.A.*	2,553,673
2,400	Societe Television Francaise 1*	72,018
6,429	Vivendi Universal SA*	175,091
		2,800,782

Multi—Line Retail-0.03%
2,110	Pinault-Printemps-Redoute SA*	198,215
Multi—Utilities-0.29%
52,443	Suez SA	1,222,129
17,719	Veolia Environnement (1)	535,312
		1,757,441

Oil & Gas—1.41%
41,758	Total SA	8,658,273

Personal Products—0.12%
10,815	L’Oreal SA*	735,323

Pharmaceuticals—0.44%
37,312	Sanofi-Synthelabo SA (1)	2,719,613

Textiles & Apparel—0.46%
41,349	LVMH Moet Hennessy Louis Vuitton SA (1)	2,824,511
Total France Common Stocks		54,736,080

Number of Shares		Value ($)

Germany—6.06%
Auto Components—0.37%
40,991	Continental AG	2,231,702

Automobiles—0.20%
6,547	Bayerische Motoren Werke (BMW) AG*	276,077
22,588	DaimlerChrysler AG	930,376
		1,206,453

Banks—0.86%
139,482	Bayerische Hypo-und Vereinsbank AG*	2,719,971
44,983	Commerzbank AG*	819,971
22,549	Deutsche Bank AG	1,709,247
		5,249,189

Chemicals—0.83%
16,629	BASF AG	1,034,378
144,004	Bayer AG	4,068,432
		5,102,810

Construction Materials—0.09%
11,357	HeidelbergCement AG	557,352

Diversified Financials—0.03%
3,300	Deutsche Boerse AG	164,342

Diversified Telecommunication Services—0.69%
220,417	Deutsche Telekom AG*	4,211,327

Electric Utilities—0.25%
19,017	E.ON AG*	1,542,874

Electrical Equipment—0.80%
66,091	Siemens AG	4,905,544

Health Care Providers & Services—0.09%
7,900	Celesio AG	571,096

Hotels, Restaurants & Leisure—0.13%
37,817	TUI AG (1)	786,037

Insurance—0.11%
5,100	Allianz AG	540,924
1,511	Muenchener Rueckversicherungs AG*	147,384
		688,308

Metals & Mining—0.07%
24,159	ThyssenKrupp AG	451,752

Multi—Utilities-0.96%
111,830	RWE AG*	5,906,356

Pharmaceuticals—0.43%
41,002	Schering AG	2,628,170

Software—0.15%
5,450	SAP AG	925,719
Total Germany Common Stocks		37,129,031

Greece—0.20%
Banks—0.01%
1,690	National Bank of Greece SA	46,865

Building Products-Cement—0.13%
29,680	Titan Cement Co.	778,496

Diversified Telecommunication Services—0.00%
1,000	Hellenic Telecommunications Organization SA	15,443

Electric Utilities—0.04%
10,498	Public Power Corp.	260,136

Gaming—0.02%
6,430	OPAP SA	130,541
Total Greece Common Stocks		1,231,481

Number of Shares		Value ($)

Hong Kong—2.10%
Airlines—0.01%
33,000	Cathay Pacific Airways Ltd.	57,237

Banks—0.08%
66,200	Bank of East Asia Ltd.	189,668
61,000	BOC Hong Kong Holdings Ltd.	111,288
15,600	Hang Seng Bank Ltd.	208,443
		509,399

Diversified Financials—0.32%
821,000	Hong Kong Exchanges & Clearing Ltd.	1,867,012
13,500	Swire Pacific Ltd.	95,829
		1,962,841

Diversified Telecommunication Services—0.00%
38,000	PCCW Ltd.*	23,068

Electric Utilities—0.53%
71,500	CLP Holdings Ltd.	410,624
632,000	Hong Kong Electric Holdings	2,833,826
		3,244,450

Electrical Equipment—0.01%
39,500	Johnson Electric Holdings Ltd.	39,330

Gas Utilities—0.02%
50,000	Hong Kong & China Gas	96,359

Hotels, Restaurants & Leisure—0.02%
58,000	Li & Fung Ltd.	86,068
44,000	Shangri-La Asia Ltd.	50,595
		136,663

Industrial Conglomerates—0.09%
75,000	Hutchison Whampoa Ltd.	578,154

Media—0.01%
12,000	Television Broadcasts Ltd.	51,340

Real Estate—0.94%
48,500	Cheung Kong Holdings Ltd.	401,913
34,000	Hang Lung Properties Ltd.	50,454
33,000	Henderson Land Development	153,480
22,000	Hysan Development Co. Ltd.	36,462
221,000	Sun Hung Kai Properties Ltd.	2,044,351
939,000	Wharf Holdings Ltd. (1)	3,100,483
		5,787,143

Road & Rail—0.01%
25,500	MTR Corp.	38,168

Specialty Retail—0.04%
39,000	Esprit Holdings Ltd.	208,444
14,500	Yue Yuen Industrial Holdings	36,420
		244,864

Wireless Telecommunication Services—0.02%
91,500	SmarTone Telecommunications Holdings Ltd. (1)	97,573
Total Hong Kong Common Stocks		12,866,589

Indonesia—0.38%
Automobiles—0.38%
2,731,500	PT Astra International Tbk	2,356,294

Ireland—0.71%
Banks—0.57%
68,214	Allied Irish Banks PLC	1,184,432
114,895	Anglo Irish Bank Corp PLC	2,189,359
10,400	Bank of Ireland	142,215
		3,516,006

Construction Materials—0.14%
35,547	CRH PLC	845,568
Total Ireland Common Stocks		4,361,574

Number of Shares		Value ($)

Italy—4.12%
Automobiles—0.00%
2,100	Fiat SpA*	15,226

Banks—1.69%
1,449,204	Banca Intesa SpA	5,917,504
46,515	Banca Nazionale del Lavoro SpA* (1)	107,392
11,300	Banco Popolare di Verona e Novara	199,801
773,983	UniCredito Italiano SpA	4,144,933
		10,369,630

Construction Materials—0.13%
57,465	Buzzi Unicem SpA	785,807

Diversified Telecommunication Services—0.60%
1,397,544	Telecom Italia SpA	3,696,010

Energy Equipment & Services—0.03%
16,114	Saipem SpA	185,300

Hotels, Restaurants & Leisure—0.32%
131,140	Autogrill SpA*	1,925,063

Insurance—0.09%
19,318	Assicurazioni Generali SpA*	571,824

Media—0.11%
56,937	Mediaset SpA	647,495
33,593	Seat Pagine Gialle SpA*	11,345
		658,840

Oil & Gas—0.99%
266,643	ENI SpA*	6,037,459

Transportation Infrastructure—0.16%
44,777	Autostrade SpA	976,839
Total Italy Common Stocks		25,221,998

Japan—19.62%
Air Freight & Couriers—0.07%
30,000	Yamato Transport Co. Ltd.	403,710

Auto Components—0.50%
18,000	Bridgestone Corp.	325,454
115,100	Denso Corp.	2,753,122
		3,078,576

Automobiles—1.91%
61,500	Honda Motor Co. Ltd.	2,965,251
103,700	Nissan Motor Co. Ltd.	1,166,979
5,700	Suzuki Motor Corp.	100,591
191,600	Toyota Motor Corp.	7,451,813
		11,684,634

Banks—0.91%
7,000	77 Bank Ltd.	41,595
20,000	Bank of Fukuoka Ltd. (1)	113,570
40,000	Bank of Kyoto Ltd. (1)	293,813
265,000	Bank of Yokohama Ltd.	1,582,164
39,000	Chiba Bank Ltd.	250,108
22,000	Chugoku Bank Ltd.	213,391
47,000	Joyo Bank Ltd.	208,909
144	Mitsubishi Tokyo Financial Group, Inc.	1,220,454
106	Sumitomo Mitsui Financial Group, Inc.	687,767
50,000	Sumitomo Trust & Banking Co. Ltd.	290,988
147	UFJ Holdings, Inc.	681,081
		5,583,840

Beverages—0.11%
30,200	Asahi Breweries Ltd.	310,560
2,400	ITO EN, Ltd.	108,259
25,000	Kirin Brewery Co. Ltd.	224,127
		642,946

Building Products—0.10%
20,000	Asahi Glass Co. Ltd.	183,445

Number of Shares		Value ($)

12,000	Nippon Sheet Glass Co. Ltd.	40,343
9,000	PanaHome Corp.	43,479
13,000	Tostem Inax Holding Corp.	230,888
11,000	TOTO Ltd.	98,408
		596,563

Chemicals—1.12%
59,000	Asahi Kasei Corp.	251,135
18,000	Daicel Chemical Industries Ltd.	84,923
49,000	Dainippon Ink and Chemicals, Inc.	110,283
145,700	JSR Corp.	2,645,349
21,000	Kuraray Co. Ltd.	163,744
113,000	Mitsubishi Chemical Corp.	326,688
33,000	Mitsui Chemicals, Inc.	160,976
3,100	Shin-Etsu Chemical Co. Ltd.	117,648
898,000	Showa Denko K.K.	2,164,874
29,000	Sumitomo Chemical Co. Ltd.	140,371
26,000	Teijin Ltd.	100,876
5,000	Tokuyama Corp.	25,567
34,000	Toray Industries, Inc.	158,490
41,000	Ube Industries Ltd.	60,232
41,900	Zeon Corp. (1)	329,865
		6,841,021

Commercial Services & Supplies—0.08%
7,400	Benesse Corp.	205,575
2,300	Nichii Gakkan Co.	61,946
1,800	Secom Co. Ltd.	65,260
16,000	Toppan Printing Co. Ltd.	154,289
		487,070

Computers & Peripherals—0.23%
85,720	Fujitsu Ltd.	509,364
78,000	NEC Electronics Corp.	431,905
110,000	Toshiba Corp.	442,320
		1,383,589

Construction & Engineering—0.09%
10,000	COMSYS Holdings Corp.	75,619
8,000	JGC Corp.	84,603
6,000	Kurita Water Industries Ltd.	88,370
51,000	Nishimatsu Construction Co. Ltd. (1)	158,490
26,000	Obayashi Corp.	139,561
		546,643

Diversified Financials—1.40%
500	Aeon Credit Service Co. Ltd.	32,724
3,450	Aiful Corp.	343,733
4,400	Credit Saison Co. Ltd.	140,465
75,000	Daiwa Securities Group Inc.	459,083
2,100	Hitachi Capital Corp.	34,232
45,000	Hokuhoku Financial Group, Inc.	102,128
214	Mizuho Financial Group, Inc.	824,240
7,000	Nikko Cordial Corp.	31,246
330,000	Nomura Holdings Co. Ltd.	4,039,928
21,900	Orix Corp.	2,563,490
		8,571,269

Diversified Telecommunication Services—0.14%
200	Nippon Telegraph & Telephone Corp. (NTT)	847,537

Electric Utilities—0.34%
9,100	Chubu Electric Power Co., Inc.	197,528
7,300	Kansai Electric Power Co., Inc.	136,664
26,300	Kyushu Electric Power Co., Inc.	520,106
11,600	Tohoku Electric Power Co., Inc.	197,612
46,200	Tokyo Electric Power Co., Inc.	1,044,166
		2,096,076

Electrical Equipment—0.42%
4,900	Fanuc Ltd.	295,320
22,200	Fujikura Ltd.	97,422
110,000	Mitsubishi Electric Corp.	513,796
3,100	Nitto Denko Corp.	146,840
163,700	Sumitomo Electric Industries Ltd.	1,549,284
		2,602,662

Number of Shares		Value ($)

Electronic Equipment & Instruments—1.67%
9,000	Alps Electric Co. Ltd.	108,231
28,000	Citizen Watch Co. Ltd.	262,624
1,000	Hirose Electric Co. Ltd.	98,974
2,000	Hitachi Chemical Co. Ltd.	31,528
490,000	Hitachi Ltd.	3,077,785
3,300	Hoya Corp.	338,111
800	Keyence Corp.	179,904
8,300	Kyocera Corp.	601,064
1,000	Mabuchi Motor Co. Ltd.	74,112
55,500	Murata Manufacturing Co. Ltd.	2,639,373
10,500	Omron Corp.	237,805
23,300	Rohm Co. Ltd.	2,387,268
2,700	TDK Corp.	187,136
		10,223,915

Food & Drug Retailing—0.06%
1,900	FamilyMart Co. Ltd.	50,904
7,000	Seven-Eleven Japan Co. Ltd.	202,373
5,500	York-Benimaru Co. Ltd.	138,290
		391,567

Food Products—0.05%
18,000	Ajinomoto Co., Inc.	199,002
2,500	Katokichi Co. Ltd.	46,920
1,500	Nissin Food Products Co. Ltd.	36,515
6,000	Yamazaki Baking Co. Ltd.	52,830
		335,267

Gas Utilities—0.08%
131,000	Tokyo Gas Co. Ltd.	487,287

Health Care Equipment & Supplies—0.06%
15,200	Terumo Corp.	377,889

Health Care Providers & Services—0.04%
7,300	Kuraya Sanseido, Inc.	69,295
9,400	Suzuken Co. Ltd.	199,614
		268,909

Hotels, Restaurants & Leisure—0.02%
8,600	Namco Ltd.	100,262

Household Durables—1.08%
1,200	Daito Trust Construction Co. Ltd.	50,626
16,000	Daiwa House Industry Co. Ltd.	163,330
272,000	Matsushita Electric Industrial Co. Ltd.	3,936,943
10,000	Matsushita Electric Works, Ltd.	82,305
3,800	Nintendo Co. Ltd.	427,988
2,500	Pioneer Corp.	45,179
29,000	Sanyo Electric Co. Ltd.	92,580
4,000	Sekisui House Ltd.	41,209
15,000	Sharp Corp.	206,799
37,300	Sony Corp.	1,296,139
27,000	Sumitomo Forestry Co. Ltd.	255,278
		6,598,376

Household Products—0.07%
18,000	Kao Corp.	414,446
600	Uni-Charm Corp.	30,285
		444,731

Insurance—0.71%
244	Millea Holdings, Inc.	3,216,876
48,000	Mitsui Sumitomo Insurance Co. Ltd.	393,257
44,000	NIPPONKOA Insurance Co. Ltd.	252,340
55,000	Sompo Japan Insurance, Inc.	478,576
		4,341,049

Internet Software & Services—0.02%
3,100	Softbank Corp.	140,126

IT Consulting & Services—0.29%
2,300	CSK Corp.	92,918
3,900	Itochu Techno-Science Corp.	157,190
8	NET One Systems Co. Ltd.	30,436

Number of Shares		Value ($)

17,300	Nomura Research Institute Ltd.	1,508,598
		1,789,142

Leisure Equipment & Products—0.07%
6,500	Fuji Photo Film Co. Ltd.	221,584
16,500	Konica Minolta Holdings, Inc.	219,710
308	Sega Sammy Holdings, Inc.	14,270
		455,564

Machinery—0.48%
21,000	Amada Co. Ltd.	111,536
9,400	Daikin Industries Ltd.	228,383
190,000	Ishikawajima-Harima Heavy Industries Co. Ltd.*	248,705
92,000	Kubota Corp.	418,458
58,000	Minebea Co. Ltd.	245,786
16,000	NSK Ltd.	68,707
1,300	SMC Corp.	138,949
83,700	THK Co. Ltd. (1)	1,451,882
		2,912,406

Marine—0.15%
27,000	Mitsubishi Logistics Corp.	240,277
51,000	Mitsui OSK Lines Ltd.	301,610
70,000	Nippon Yusen Kabushiki Kaisha	351,352
		893,239

Media—0.02%
700	Nippon Television Network Corp.	103,230

Metals & Mining—0.49%
6,000	Dowa Mining Co. Ltd.	36,162
19,000	Hitachi Metals Ltd.	99,840
18,700	JFE Holdings Inc.	501,003
54,000	Kobe Steel Ltd.	75,261
50,000	Mitsui Mining & Smelting Co. Ltd.	197,288
820,000	Nippon Steel Corp.	1,915,058
32,000	Nisshin Steel Co., Ltd.	69,912
6,800	Tokyo Steel Manufacturing Co. Ltd. (1)	107,068
		3,001,592

Multi-Line Retail—0.41%
6,600	Aeon Co. Ltd.	105,411
22,000	Daimaru Inc.	163,254
19,000	Hankyu Department Stores (1)	132,404
1,400	Isetan Co. Ltd.	14,239
12,000	Ito-Yokado Co. Ltd.	429,419
123,100	Marui Co. Ltd.	1,540,634
200	Ryohin Keikaku Co. Ltd.	8,927
11,000	Takashimaya Co. Ltd.	94,058
4,000	UNY Co. Ltd.	39,966
		2,528,312

Office Electronics—1.34%
158,500	Canon, Inc.	7,806,338
21,000	Ricoh Co. Ltd.	391,562
		8,197,900

Oil & Gas—0.12%
77,500	Nippon Mining Holdings, Inc.	367,831
54,000	Nippon Oil Corp.	342,236
		710,067

Paper & Forest Products—0.04%
46,000	OJI Paper Co. Ltd.	262,077

Personal Products—0.02%
7,000	Aderans Co. Ltd.	144,694

Pharmaceuticals—2.11%
18,500	Chugai Pharmaceutical Co. Ltd.	289,199
15,000	Dainippon Pharmaceutical Co. Ltd.	132,640
61,600	Eisai Co. Ltd.	1,769,281
10,000	Fujisawa Pharmaceutical Co. Ltd.	260,853
23,400	Sankyo Co. Ltd.	484,791
10,000	Shionogi & Co. Ltd.	154,911
200,900	Takeda Chemical Industries Ltd.	9,686,487
4,800	Yamanouchi Pharmaceutical Co. Ltd.	175,836
		12,953,998

Number of Shares		Value ($)

Real Estate—0.10%
43,000	Mitsubishi Estate Co. Ltd.	453,122
17,000	Mitsui Fudosan Co. Ltd.	180,101
		633,223

Road & Rail—0.96%
58	Central Japan Railway Co.	468,632
398	East Japan Railway Co.	2,087,635
289,000	Tokyu Corp.	1,306,338
512	West Japan Railway Co.	2,039,514
		5,902,119

Semiconductor Equipment & Products—0.14%
3,900	Advantest. Corp.	272,144
900	NEC Electronics Corp.	43,902
10,000	Seiko Epson Corp.	412,468
2,000	Tokyo Electron Ltd.	108,297
		836,811

Software—0.07%
12,800	Capcom Co. Ltd. (1)	107,521
4,500	Fuji Soft ABC Inc.	142,386
2,000	Konami Corp.	45,014
3,000	Trend Micro, Inc.	143,516
		438,437

Specialty Retail—0.19%
2,900	Autobacs Seven Co. Ltd. (1)	77,832
2,200	Fast Retailing Co., Ltd.	139,637
1,900	Shimamura Co. Ltd.	139,024
22,900	Yamada Denki Co. Ltd.	810,849
		1,167,342

Textiles & Apparel—0.24%
114,000	Onward Kashiyama Co. Ltd.	1,481,495

Tobacco—0.05%
36	Japan Tobacco Inc.	315,623

Trading Companies & Distributors—0.71%
104,000	Itochu Corp.	446,596
22,000	Mitsubishi Corp.	242,603
389,700	Mitsui & Co. Ltd.	3,269,825
55,000	Sumitomo Corp.	408,654
		4,367,678

Wireless Telecommunication Services—0.34%
158	KDDI Corp.	758,828
760	NTT DoCoMo Inc.	1,338,356
		2,097,184
Total Japan Common Stocks		120,267,647

Korea—0.42%
Banks—0.21%
38,910	Kookmin Bank	1,299,896

Oil & Gas—0.21%
24,320	SK Corp.*	1,270,853
Total Korea Common Stocks		2,570,749
Luxembourg—0.38%
Metals & Mining—0.35%
115,423	Arcelor	2,149,500

Personal Products—0.03%
8,706	Oriflame Cosmetics SA*	176,246
Total Luxembourg Common Stocks		2,325,746

Malaysia—0.32%
Diversified Telecommunication Services—0.32%
652,400	Telekom Malaysia Berhad	1,974,368

Number of Shares		Value ($)

Netherlands—5.53%
Air Freight & Couriers—0.34%
86,657	TPG N.V.	2,087,794

Banks—0.33%
85,368	ABN AMRO Holdings N.V.	2,036,106

Chemicals—0.24%
21,355	Akzo Nobel N.V.	801,084
11,899	DSM N.V.	645,707
		1,446,791

Commercial Services & Supplies—0.05%
44,661	Buhrmann N.V.	331,208

Diversified Financials—1.24%
287,970	ING Groep N.V. (1)	7,600,975

Diversified Telecommunication Services—0.16%
122,698	Koninklijke (Royal) KPN N.V.	978,609

Food Products—0.28%
39,012	Koninklijke Wessanen N.V.	509,154
20,323	Unilever N.V. (1)	1,178,845
		1,687,999

Household Durables—0.50%
130,833	Koninklijke (Royal) Philips Electronics N.V.	3,087,203

Insurance—0.06%
34,700	Aegon N.V.	378,722

Marine—0.05%
6,338	Koninklijke (Royal) P&O Nedlloyd NV	275,245

Media—0.88%
218,495	Reed Elsevier N.V.	2,862,745
92,400	VNU N.V.	2,516,475
		5,379,220

Oil & Gas—1.25%
141,377	Royal Dutch Petroleum Co.	7,659,323

Semiconductor Equipment & Products—0.10%
34,569	STMicroelectronics N.V.*	635,417

Trading Companies & Distributors—0.05%
180,739	Hagemeyer N.V.* (1)	328,770
Total Netherlands Common Stocks		33,913,382

New Zealand—0.73%
Construction Materials—0.01%
22,700	Fletcher Building Ltd.	84,634

Diversified Telecommunication Services—0.72%
1,112,839	Telecom Corp. of New Zealand Ltd.	4,392,660
Total New Zealand Common Stocks		4,477,294

Norway—0.52%
Oil & Gas—0.52%
32,423	Norsk Hydro ASA	2,379,028
56,381	Statoil ASA	813,715
Total Norway Common Stocks		3,192,743

Portugal—0.22%
Diversified Telecommunication Services—0.07%
36,370	Portugal Telecom SGPS SA	408,515

Electric Utilities—0.15%
315,198	Electricidade de Portugal SA	930,198
Total Portugal Common Stocks		1,338,713

Singapore—1.20%
Aerospace & Defense—0.01%
48,000	Singapore Technologies Engineering Ltd.	60,243

Number of Shares		Value ($)

Airlines—0.02%
22,000	Singapore Airlines Ltd.	141,360

Banks—1.00%
225,000	DBS Group Holdings Ltd.	2,107,792
447,000	Overseas-Chinese Banking Corp.	3,704,309
41,000	United Overseas Bank Ltd.	332,382
		6,144,483

Beverages—0.01%
4,000	Fraser and Neave Ltd.	32,908

Computers & Peripherals—0.00%
2,100	Creative Technology Ltd.	23,708

Diversified Financials—0.02%
20,000	Keppel Corp. Ltd.	96,082

Diversified Telecommunication Services—0.06%
235,860	Singapore Telecommunications Ltd.	342,760

Electronic Equipment & Instruments—0.01%
9,000	Venture Corp. Ltd.	85,393

Industrial Conglomerates—0.01%
57,000	SembCorp Industries Ltd.	52,370

Media—0.02%
46,750	Singapore Press Holdings Ltd.	131,947

Real Estate—0.04%
28,000	Allgreen Properties Ltd.	17,319
77,000	CapitaLand Ltd. (1)	85,543
23,000	City Developments Ltd.	87,014
58,000	Keppel Land Ltd.	63,041
		252,917

Semiconductor Equipment & Products—0.00%
27,000	STATS ChipPAC Ltd.*	16,133
Total Singapore Common Stocks		7,380,304

South Africa—0.50%
Oil & Gas—0.50%
156,761	Sasol Ltd.	3,093,213

South Korea—0.52%
Metals & Mining—0.52%
84,900	POSCO. ADR	3,174,411
Spain—5.63%
Banks—1.61%
302,768	Banco Bilbao Vizcaya Argentaria SA (1)	4,737,171
461,453	Banco Santander Central Hispano SA* (1)	5,136,171
		9,873,342

Construction & Engineering—0.13%
41,787	ACS Actividades de Contruccion y Servicios SA	807,426

Diversified Telecommunication Services—2.12%
789,780	Telefonica SA	13,000,031

Electric Utilities—1.29%
362,446	Iberdrola SA*	7,911,605

IT Consulting & Services—0.02%
9,600	Indra Sistemas SA*	141,900

Metals & Mining—0.04%
15,460	Acerinox SA	214,161

Oil & Gas—0.21%
60,478	Repsol YPF SA*(1)	1,307,058

Number of Shares		Value ($)

Specialty Retail—0.15%
35,594	Inditex SA*	901,924

Tobacco—0.06%
9,381	Altadis SA	343,315
Total Spain Common Stocks		34,500,762

Sweden—1.92%
Banks—0.51%
305,110	Nordea Bank AB	2,627,245
22,915	Svenska Handelsbanken, Series A	494,500
		3,121,745

Building Products—0.38%
173,381	Assa Abloy AB, Series B* (1)	2,333,879

Communications Equipment—0.18%
370,842	Telefonaktiebolaget LM Ericsson*	1,073,975

Household Durables—0.06%
19,425	Electrolux AB, Series B	359,108

Insurance—0.07%
110,000	Skandia Forsakrings AB	408,258

Machinery—0.56%
8,683	Atlas Copco AB	358,274
59,200	Sandvik AB	2,209,654
22,255	SKF AB, Series B	860,396
		3,428,324

Media—0.06%
44,800	Eniro AB	377,892

Paper & Forest Products—0.04%
6,600	Svenska Cellulosa AB	244,955

Specialty Retail—0.06%
13,700	Hennes & Mauritz AB	397,721
Total Sweden Common Stocks		11,745,857

Switzerland—4.14%
Banks—0.94%
168,521	Credit Suisse Group*	5,743,839

Chemicals—0.18%
7,763	Ciba Specialty Chemicals AG*	532,093
5,969	Syngenta AG	567,364
		1,099,457

Electrical Equipment—0.01%
12,600	ABB Ltd.*	72,572

Food Products—0.54%
14,055	Nestle SA	3,313,562

Insurance—0.22%
6,217	Swiss Life Holding	792,228
9,323	Swiss Reinsurance*	570,345
		1,362,573

Insurance—Multiline-0.51%
22,234	Zurich Financial Services AG*	3,155,268

Medical Products—0.05%
3,030	Synthes, Inc.	321,801

Pharmaceuticals—1.50%
56,234	Novartis AG	2,672,572
800	Roche Holdings AG	97,682
62,947	Roche Holding Genussehein AG*	6,412,845
		9,183,099

Number of Shares		Value ($)

Specialty Retail—0.19%
40,411	Compagnie Financiere Richemont AG*	1,141,915
Total Switzerland Common Stocks		25,394,086

Thailand—0.23%
Banks—0.23%
611,700	Bangkok Bank PCL Public Co. (1)	1,430,006

United Kingdom—23.72%
Aerospace & Defense—0.16%
163,376	BAE Systems PLC	713,211
9,372	Cobham PLC	237,493
		950,704

Air Freight & Couriers—0.01%
2,992	Exel PLC	38,787

Auto Components—0.36%
566,104	GKN PLC	2,217,170

Banks—4.63%
444,590	Barclays PLC	4,333,791
455,906	HBOS PLC	6,093,928
311,772	HSBC Holdings PLC	5,024,232
704,100	Lloyds TSB Group PLC	5,560,429
249,579	Royal Bank of Scotland Group PLC	7,339,725
		28,352,105

Beverages—0.16%
68,287	Diageo PLC	911,516
6,477	SABMiller PLC	93,222
		1,004,738

Building Materials—0.02%
94,541	Pilkington PLC	149,409

Chemicals—0.48%
156,118	BOC Group PLC	2,508,703
105,688	Imperial Chemical Industries PLC	405,702
		2,914,405
Commercial Services & Supplies—0.54%
545,100	Brambles Industries PLC	2,626,810
40,600	Bunzl PLC	307,050
126,133	Rentokil Initial PLC	358,226
		3,292,086

Construction Materials—0.18%
175,815	Aggregate Industries PLC	297,985
57,300	BPB PLC	441,224
46,100	Hanson PLC	339,566
		1,078,775

Diversified Financials—0.16%
43,614	3i Group PLC	465,499
30,515	Amvescap PLC	164,942
15,802	Man Group PLC	378,429
		1,008,870

Diversified Telecommunication Services—0.17%
308,738	BT Group PLC	1,050,789

Electric Utilities—0.30%
123,800	National Grid Transco PLC	1,074,082
2,300	Scottish & Southern Energy PLC	35,168
87,099	Scottish Power PLC	701,804
		1,811,054

Food & Drug Retailing—1.54%
428,735	Boots Group PLC	5,169,060
816,569	Tesco PLC	4,294,093
		9,463,153

Number of Shares		Value ($)

Food Products—0.27%
85,496	Cadbury Schweppes PLC	708,861
109,913	Unilever PLC	924,397
		1,633,258

Gas Utilities—0.59%
817,459	Centrica PLC	3,606,027

Health Care Providers & Services—0.03%
13,542	Alliance Unichem PLC	165,379

Hotels, Restaurants & Leisure—1.20%
2,542	Carnival PLC	134,235
18,532	Compass Group PLC	76,401
22,303	Enterprise Inns PLC	252,959
50,091	Hilton Group PLC	236,568
307,600	Intercontinental Hotels Group PLC	3,756,498
321,752	Mitchells & Butlers PLC	1,678,733
19,064	Punch Taverns PLC	193,168
71,984	Rank Group PLC	377,224
26,982	Whitbread PLC	401,446
24,700	William Hill PLC	221,311
		7,328,543

Household Products—0.12%
27,858	Reckitt Benckiser PLC	762,601
Industrial Conglomerates—0.01%
131,991	Cookson Group PLC*	77,391

Insurance—0.57%
247,593	Aviva PLC	2,472,473
204,043	Legal & General Group PLC	370,129
36,817	Prudential PLC	270,177
258,274	Royal & Sun Alliance Insurance Group (1)	353,744
		3,466,523

Internet & Catalog Retail—0.70%
263,494	Gus PLC	4,301,750

IT Consulting & Services—0.02%
34,662	LogicaCMG PLC	112,097

Marine—0.07%
93,429	Peninsular and Oriental Steam Navigation Co.	458,789

Media—0.72%
39,100	British Sky Broadcasting Group PLC	364,304
25,466	Emap PLC	366,758
181,182	ITV PLC	355,218
6,700	Pearson PLC	73,413
31,300	Reed Elsevier PLC	279,013
69,900	Reuters Group	474,849
13,530	United Business Media PLC	118,253
225,225	WPP Group PLC	2,255,296
20,400	Yell Group PLC	136,807
		4,423,911

Metals & Mining—1.47%
4,735	Anglo American PLC	103,591
234,551	BHP Billiton PLC	2,378,765
22,524	Johnson Matthey PLC	391,659
146,508	Rio Tinto PLC	3,822,681
148,830	Xstrata PLC	2,304,326
		9,001,022

Multi-Line Retail—0.11%
84,517	Marks & Spencer Group PLC	555,949
4,718	Next PLC	144,368
		700,317

Multi-Utilities—0.04%
18,872	AWG PLC*	251,736

Oil & Gas—4.24%
766,721	BG Group PLC	4,987,265
1,791,627	BP PLC	17,316,765

Number of Shares		Value ($)

63,573	Cairn Energy PLC*	1,714,657
246,857	Shell Transportation & Trading Co. PLC	1,939,306
		25,957,993

Pharmaceuticals—2.54%
55,468	Astra Zeneca PLC	2,268,472
629,164	GlaxoSmithKline PLC	13,222,817
5,225	Warner Chilcott PLC	82,430
		15,573,719

Real Estate—0.05%
1,913	Berkeley Group Holdings PLC	41,712
10,314	British Land Co. PLC	140,793
6,811	Hammerson PLC	91,477
6,875	Slough Estates PLC	57,222
		331,204

Software—0.04%
82,000	Sage Group PLC	275,706

Specialty Retail—0.16%
155,850	Dixons Group PLC	490,456
90,078	Kingfisher PLC	498,864
		989,320

Tobacco—0.21%
51,309	British America Tobacco PLC	770,911
23,400	Imperial Tobacco Group PLC	545,380
		1,316,291

Trading Companies & Distributors—0.10%
35,753	Wolseley PLC	616,451

Transportation Infrastructure—0.01%
3,859	BAA PLC	40,551

Wireless Telecommunication Services—1.74%
55,064	mmO2 PLC*	106,191
4,133,343	Vodafone Group PLC	10,565,069
		10,671,260
Total United Kingdom Common Stocks		145,393,884
Total Common Stocks (cost—$538,509,718)		590,770,988

Preferred Stocks—0.45%
Australia—0.09%
Media—0.09%
72,000	News Corp. Ltd.	564,694

Germany—0.36%
Automobiles—0.26%
2,569	Porsche AG	1,630,549

Health Care Providers & Services—0.03%
2,020	Fresenius AG	170,360

Household Products—0.02%
1,400	Henkel KGaA	104,484

Media—0.05%
17,642	ProSieben SAT.1 Media AG	315,079
Total Germany Preferred Stocks		2,220,472
Total Preferred Stocks (cost—$2,083,046)		2,785,166

Investment Company—0.03%
Australia—0.03%
Real Estate—0.03%
58,300	Macquarie Infrastructure Group (cost—$132,602)	161,560

Number of Warrants
Warrants—0.00%
Singapore—0.00%
Real Estate—0.00%
2,300	City Developments Ltd., strike price $2.50, expires 05/10/06* (cost—$0)	5,276

Number of Rights		Value ($)
Rights—0.00%
United Kingdom—0.00%
Insurance—0.00%
6,136	Prudential PLC, expires 11/10/04* (cost—$12,152)	10,343

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)

Repurchase Agreement—3.08%
18,876	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co., collateralized by $3,160,682 U.S. Treasury Bond, 8.125% due 08/15/19 and $14,819,292 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06 (value - $19,254,897); proceeds; $18,878,564 (cost—$18,876,000)	11/01/04	1.630	18,876,000

Number of Shares (000)

Investments of Cash Collateral from Securities Loaned — 6.68%
Money Market Funds†—6.68%
3,412	AIM Liquid Assets Portfolio	1.750	3,412,112
29,405	Barclays Prime Money Market Fund	1.762	29,404,754
1,325	BlackRock Provident Institutional TempFund	1.622	1,324,503
1	Scudder Money Market Series	1.667	632
6,811	UBS Private Money Market Fund LLC**	1.704	6,810,621
Total Money Market Funds† (cost—$40,952,622)			40,952,622
Total Investments (cost—$600,566,140) (2)(3)—106.63%			653,561,955

*                                         Non-income producing security.

(1)                                  Security, or portion thereof, was on loan at October 31, 2004.

(2)                                  Includes $38,897,411 of investments in securities on loan, at value.

(3)                                  Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $67,153,802 and $14,157,987, respectively, resulting in net unrealized appreciation of investments of $52,995,815.

†                                          Interest rates shown reflect yield at October 31, 2004.

ADR                     American Depositary Receipt.

**                                  Affiliated issuer.  See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04
UBS Private Money Market Fund LLC	29,689,204	67,801,741	90,680,324	6,810,621	$9,185

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For		Maturity Dates	Unrealized Appreciation (Depreciation) ($)
Euro Dollar	1,981,015	USD	2,433,340	01/11/05	(91,888)
Japanese Yen	206,346,490	USD	1,894,147	01/11/05	(60,634)
Pound Sterling	10,355,000	USD	18,884,931	01/31/05	13,722
United States Dollar	1,144,083	CHF	1,441,928	01/11/05	62,511
United States Dollar	589,305	GBP	333,016	01/11/05	18,372
United States Dollar	1,239,605	JPY	136,835,040	01/11/05	56,674
					(1,243)

Currency Type Abbreviations:

CHF                        Swiss Francs

GBP                         Great Britain Pounds

JPY                            Japanese Yen

USD                       U.S. Dollars

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

UBS PACE Select Advisors Trust

PACE International Emerging Markets Equity Investments

SCHEDULE OF INVESTMENTS — October 31, 2004 (unaudited)

Number of Shares		Value ($)

Common Stocks—89.84%
Argentina—0.77%
Metals & Mining—0.77%
27,383	Tenaris SA, ADR (1)	1,225,937

Brazil—5.07%
Banks—0.98%
12,800	Banco Itau Holding Financiera SA, ADR (1)	774,400
29,800	Unibanco — Uniao de Bancos Brasileiros SA, GDR (1)	788,210
		1,562,610

Food & Drug Retailing—0.17%
11,600	Companhia Brasileira de Distribuicao Grupo Pao de Acucar, ADR	276,080

Industrial Conglomerates—0.54%
59,600	Companhia de Concessoes Rodoviarias (CCR)	857,689

Metals & Mining—1.14%
86,500	Companhia Siderurgica Nacional SA	1,276,299
29,900	Companhia Vale do Rio Doce (CVRD), ADR (1)	544,180
		1,820,479
Oil & Gas—0.83%
37,422	Petroleo Brasileiro SA (1)	1,328,855

Paper & Forest Products—0.84%
38,900	Votorantim Celulose e Papel SA, ADR	1,343,995

Water Utilities—0.57%
91,400	Companhia de Saneamento Basico do Estado de Sao Paulo-SABESP, ADR	904,860
Total Brazil Common Stocks		8,094,568

Chile—1.87%
Banks—0.62%
35,700	Banco Santander Chile SA, ADR	998,172

Diversified Financials—0.45%
430,457	Administradora de Fondos de Pensiones Provida SA	711,297

Electric Utilities—0.30%
861,921	Empresa Nacional de Electricidad SA	479,883

Food & Drug Retailing—0.50%
35,900	Cencosud SA, ADR	797,777
Total Chile Common Stocks		2,987,129

China—4.95%
Building Products—0.50%
7,046,000	Asia Aluminum Holdings Ltd.	796,629

Computers & Peripherals—0.32%
1,408,000	Lenovo Group Ltd.	506,514

Diversified Telecommunication Services—0.69%
3,426,000	China Telecom Corp. Ltd.	1,100,419

Insurance—0.45%
459,000	Ping An Insurance (Group) Co. of China Ltd. (1)*	722,403

Metals & Mining—0.53%
634,000	Yanzhou Coal Mining Co. Ltd.	838,991

Oil & Gas—0.35%
1,089,000	CNOOC Ltd.	563,150

Road & Rail—0.48%
2,692,000	Guangshen Railway Co. Ltd.	769,548

Textiles & Apparel—0.52%
908,000	Texwinca Holdings Ltd.	822,442
Transportation Infrastructure—1.11%
1,634,000	Beijing Capital International Airport Co. Ltd.	587,815
1,762,000	Zhejiang Expressway Co. Ltd.	1,188,491
		1,776,306
Total China Common Stocks		7,896,402

Number of Shares		Value ($)

Croatia—0.58%
Pharmaceuticals—0.58%
61,504	Pliva d.d. GDR	928,710

Czech Republic—1.20%
Diversified Telecommunication Services—0.47%
57,913	Cesky Telecom A.S.	757,737

Tobacco—0.73%
1,967	Philip Morris CR A.S.	1,158,494
Total Czech Republic Common Stocks		1,916,231

Egypt—0.99%
Wireless Telecommunication Services—0.99%
85,581	Egyptian Co. for Mobile Services (MobiNil)	1,586,889

Estonia—1.49%
Banks—0.49%
76,913	Hansabank Ltd.	772,913

Diversified Telecommunication Services—1.00%
180,551	AS Eesti Telekom	1,598,502
Total Estonia Common Stocks		2,371,415

Hong Kong—2.03%
Biotechnology—0.33%
660,000	Global Bio-chem Technology Group Co. Ltd.	525,734

Industrial Conglomerates—0.23%
254,000	China Merchants Holdings International Co. Ltd.	375,286

Oil & Gas—0.57%
1,578,000	China Resources Power Holdings Co. Ltd.	907,258

Semiconductor Equipment & Products—0.32%
2,018,000	Solomon Systech International Ltd.	508,169

Textiles & Apparel—0.58%
1,228,000	Fountain Set (Holdings) Ltd. (1)	922,964
Total Hong Kong Common Stocks		3,239,411

Hungary—1.93%
Banks—0.54%
11,671	OTP Bank Rt.	294,156
11,400	OTP Bank Rt., ADR (2)	574,332
		868,488

Chemicals—0.20%
31,300	BorsodChem Rt.	311,018

Diversified Telecommunication Services—0.72%
276,723	Magyar Tavkozlesi Rt. (Matav)	1,154,304

Pharmaceuticals—0.47%
1,601	Gedeon Richter Ltd.	188,045
4,814	Gedeon Richter Ltd., ADR (2)	563,719
		751,764
Total Hungary Common Stocks		3,085,574

India—4.27%
Chemicals—0.46%
29,700	Reliance Industries Ltd., GDR (2)	730,620

Construction & Engineering—0.44%
39,300	Larsen & Toubro Ltd., GDR (1)	707,400

Diversified Financials—0.93%
94,350	ICICI Bank Ltd., ADR	1,486,956

Gas Utilities—0.26%
16,000	Gail India Ltd., GDR	412,320

IT Consulting & Services—0.47%
28,500	Satyam Computer Services Ltd., ADR (1)	748,695

Metals & Mining—0.61%
147,067	Vedanta Resources PLC	963,359

Number of Shares		Value ($)

Pharmaceuticals—0.69%
45,350	Ranbaxy Laboratories Ltd., GDR	1,105,633

Tobacco—0.41%
27,100	ITC Ltd.	650,942
Total India Common Stocks		6,805,925

Indonesia—2.66%
Banks—0.48%
4,424,500	PT Bank Mandiri	765,779

Diversified Telecommunication Services—0.76%
2,528,660	PT Telekomunikasi Indonesia	1,208,755

Metals & Mining—0.66%
13,290,500	PT Bumi Resources TBK	1,058,859

Tobacco—0.76%
1,845,500	PT Hanjaya Mandala Sampoerna TBK	1,216,813
Total Indonesia Common Stocks		4,250,206

Israel—1.70%
Banks—0.95%
555,417	Bank Hapoalim Ltd.	1,508,263

Electronic Equipment & Instruments—0.29%
27,800	Orbotech Ltd.	470,098

Software—0.46%
41,300	Retalix Ltd. (1)	732,662
Total Israel Common Stocks		2,711,023

Malaysia—5.72%
Banks—2.03%
549,700	CIMB Berhad	708,823
566,700	Hong Leong Bank Berhad	782,941
989,400	Public Bank Berhad	1,749,087
		3,240,851

Diversified Telecommunication Services—0.63%
333,700	Telekom Malaysia Berhad	1,009,882

Electric Utilities—0.51%
275,000	Tenaga Nasional Berhad	803,289

Gaming—0.71%
334,900	Tanjong Public Ltd. Co.	1,136,897

Marine—1.04%
468,800	Malaysia International Shipping Co. Berhad	1,655,800

Transportation Infrastructure—0.80%
1,890,600	PLUS (Projek Lebuhraya Utara Selatan) Expressways Berhad	1,278,643
Total Malaysia Common Stocks		9,125,362

Mexico—7.95%
Banks—0.66%
223,062	Grupo Financiero Banorte SA de C.V., Series O (1)	1,048,315

Beverages—0.51%
519,700	Grupo Continential SA	810,683

Construction Materials—1.14%
62,819	Cemex SA de C.V., ADR (1)	1,820,495

Diversified Telecommunication Services—1.02%
47,600	Telefonos de Mexico SA de C.V., ADR	1,629,824

Household Products—0.69%
367,100	Kimberly-Clark de Mexico SA de C.V., Series A	1,098,809

Industrial Conglomerates—0.46%
155,832	Grupo Carso SA de C.V., Series A1	741,546

Media—0.56%
90,000	TV Azteca SA de C.V., ADR (1)	901,800

Metals & Mining—0.52%
377,200	Hylsamex SA de C.V., Class L*	824,213

Number of Shares		Value ($)

Multi—Line Retail-0.75%
112,060	Organizacion Soriana SA de C.V., Series B	360,586
257,400	Wal-Mart de Mexico SA de C.V., Series V	842,544
		1,203,130

Real Estate—0.24%
100,700	Urbi, Desarrollos Urbanos SA de C.V.*	375,461

Transportation Infrastructure—0.50%
34,800	Grupo Aeroportuario del Sureste SA de C.V., ADR	797,268

Wireless Telecommunication Services—0.90%
32,496	America Movil SA de C.V., ADR, Series L	1,429,824
Total Mexico Common Stocks		12,681,368

Netherlands—0.34%
Beverages—0.34%
19,600	Efes Breweries International, GDR*	543,900

Panama—0.22%
Banks—0.22%
18,900	Banco Latinoamericano de Exportaciones, SA Class E	346,437

Poland—1.55%
Banks—1.37%
57,543	Bank Pekao SA	2,184,052

Real Estate—0.18%
8,000	Globe Trade Centre SA*	282,457
Total Poland Common Stocks		2,466,509

Russia—3.22%
Oil & Gas—2.82%
24,700	Gazprom, ADR (1)	922,792
15,953	LUKOIL, ADR	1,990,137
39,880	Surgutneftegaz, ADR (1)	1,591,212
		4,504,141

Wireless Telecommunication Services—0.40%
5,600	AO VimpelCom, ADR*	638,400
Total Russia Common Stocks		5,142,541

South Africa—11.58%
Banks—2.03%
109,153	ABSA Group Ltd.	1,187,698
881,271	African Bank Investments Ltd.	2,045,207
		3,232,905

Containers & Packaging—0.64%
423,237	Nampak Ltd.	1,017,968

Diversified Financials—0.93%
785,217	Alexander Forbes Ltd.	1,485,632

Food & Drug Retailing—0.53%
121,400	Massmart Holdings Ltd.	843,836

Health Care Providers & Services—0.68%
413,043	Aspen Pharmacare Holdings Ltd.	1,086,690

Household Durables—1.62%
157,000	Lewis Group Ltd.*	814,641
1,020,111	Steinhoff International Holdings Ltd.	1,767,695
		2,582,336

Industrial Conglomerates—0.33%
38,300	Barloworld Ltd.	532,126

Metals & Mining—2.63%
83,288	Anglo American PLC	1,811,167
29,801	Impala Platinum Holdings Ltd.	2,386,984
		4,198,151

Number of Shares		Value ($)

Oil & Gas—1.69%
136,773	Sasol Ltd.	2,698,810

Paper & Forest Products—0.50%
56,200	Sappi Ltd.	803,183
Total South Africa Common Stocks		18,481,637

South Korea—15.48%
Airlines—0.54%
56,400	Korean Air Co. Ltd.	864,011

Automobiles—1.30%
11,630	Hyundai Motor Co.	564,099
106,720	Kia Motors Corp.	1,000,947
82,190	Ssangyong Motor Co. *	504,373
		2,069,419

Banks—1.62%
41,600	Hana Bank (1)	1,038,607
18,528	Kookmin Bank	618,979
128,510	Woori Finance Holdings Co. Ltd.	922,930
		2,580,516

Construction & Engineering—0.70%
83,500	Hyundai Development Co.	1,118,803

Diversified Telecommunication Services—0.88%
76,500	KT Corp., ADR (1)	1,412,190

Electric Utilities—0.79%
60,990	Korea Electric Power Corp. (KEPCO)	1,261,205

Electrical Equipment—0.42%
25,120	KH Vatec Co. Ltd.	670,914

Gas Utilities—0.80%
41,730	Korea Gas Corp.	1,271,097

Household Durables—0.54%
15,300	LG Electronics, Inc. (1)	863,743

Industrial Conglomerates—0.50%
37,560	GS Holdings Corp.*	798,506

Marine—0.24%
19,970	Hanjin Shipping Co. Ltd.	384,416

Metals & Mining—1.52%
118,200	INI Steel Co.	1,251,157
7,840	Pohang Iron & Steel Co. Ltd. (POSCO)	1,173,023
		2,424,180

Multi-Line Retail—0.49%
2,800	Shinsegae Co. Ltd. (1)	787,852

Semiconductor Equipment & Products—2.87%
11,658	Samsung Electronics Co.	4,576,767

Tobacco—1.49%
86,090	KT&G Corp. (1)	2,383,912

Wireless Telecommunication Services—0.78%
7,100	SK Telecom Co. Ltd.	1,113,041
6,600	SK Telecom Co. Ltd., ADR	130,218
		1,243,259
Total South Korea Common Stocks		24,710,790

Taiwan—8.74%
Banks—0.64%
1,494,000	E. Sun Financial Holding Co. Ltd.	1,019,704

Chemicals—0.42%
398,000	Formosa Chemicals & Fibre Corp.	673,163

Computers & Peripherals—2.00%
932,000	Accton Technology Corp.	383,625
634,000	Acer, Inc.	928,083
525,000	Asustek Computer, Inc.	1,163,000
471,424	Ichia Technology, Inc.	719,731
		3,194,439

Number of Shares		Value ($)

Diversified Telecommunication Services—1.36%
330,000	Chunghwa Telecom Co. Ltd.	572,968
84,600	Chunghwa Telecom Co. Ltd., ADR (1)	1,594,710
		2,167,678

Electronic Equipment & Instruments—0.09%
40,862	Hon Hai Precision Industry Co. Ltd.	150,457

Food & Drug Retailing—0.61%
654,000	President Chain Store Corp.	978,895

Health Care Equipment & Supplies—0.53%
435,000	Pihsiang Machinery Mfg. Co. Ltd.	839,919

Industrial Conglomerates—0.55%
785,181	Far Eastern Textile Ltd.	524,159
51,766	Far Eastern Textile Ltd., GDR	345,569
		869,728

Insurance—0.43%
359,000	Cathay Financial Holding Co. Ltd.	687,801

Metals & Mining—0.97%
1,543,000	China Steel Corp.	1,552,007

Semiconductor Equipment & Products—1.14%
1,126,867	Taiwan Semiconductor Manufacturing Co. Ltd.	1,477,527
43,937	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	332,603
		1,810,130
Total Taiwan Common Stocks		13,943,921

Thailand—4.33%
Airlines—0.43%
582,400	Thai Airways International Public Co. Ltd.	687,846

Banks—0.36%
494,700	Kasikornbank Public Co. Ltd.	566,198

Chemicals—0.47%
486,200	Aromatics Thailand PC, NVDR*	751,825

Diversified Financials—0.42%
1,224,900	TISCO Finance Public Co. Ltd.	674,120

Diversified Telecommunication Services—0.57%
1,030,700	Shin Corp.	909,847

Electric Utilities—0.28%
503,000	Ratchaburi Electricity Generating Holding Public Co. Ltd.	446,349

Food Products—0.77%
2,013,700	Thai Union Frozen Products Public Co. Ltd.	1,225,922

Real Estate—0.60%
4,370,300	Land & Houses Public Co. Ltd.	957,816

Wireless Telecommunication Services—0.43%
311,600	Advanced Information Services Public Co. Ltd.	682,917
Total Thailand Common Stocks		6,902,840

Turkey—1.20%
Automobiles—0.56%
113,121,000	Ford Otomotiv Sanayi A.S.	897,603

Banks—0.64%
524,526,000	Denizbank A.S.*	1,024,506
Total Turkey Common Stocks		1,922,109
Total Common Stocks (cost—$133,719,525)		143,366,834

Number of Shares		Value ($)

Preferred Stocks—8.63%
Brazil—6.69%
Banks—1.04%
1,150,000	Itausa - Investimentos Itau SA	1,658,963

Beverages—0.39%
25,000	Companhia de Bebidas das Americas (AmBev), ADR	620,000

Diversified Telecommunication Services—0.38%
46,900	Tele Norte Leste Participacoes SA, ADR (1)	613,452

Electric Utilities—0.75%
51,515,700	Companhia Energetica de Minas Gerais (CEMIG)	1,190,489

Metals & Mining—0.92%
900,000	Caemi Mineracao e Metalurgia SA	538,865
25,900	Companhia Vale do Rio Doce CVRD, Class A	471,569
31,260	Gerdau SA, ADR (1)	461,398
		1,471,832

Oil & Gas—2.36%
50,130	Petroleo Brasileiro SA - Petrobras	1,640,283
30,228	Petroleo Brasileiro SA - Petrobras, ADR (1)	985,433
71,600,000	Ultrapar Participacoes SA	1,148,207
		3,773,923

Paper & Forest Products—0.85%
806,000	Klabin SA	1,351,800
Total Brazil Preferred Stocks		10,680,459

South Korea—1.94%
Automobiles—0.62%
35,610	Hyundai Motor Co.	986,074

Diversified Financials—0.32%
68,000	Daishin Securities Co.	516,910

Household Durables—0.41%
20,300	LG Electronics, Inc.	650,978

Semiconductor Equipment & Products—0.59%
3,520	Samsung Electronics Co., Ltd.	943,278
Total South Korea Preferred Stocks		3,097,240
Total Preferred Stocks (cost—$12,050,116)		13,777,699

Number of Warrants

Warrants—0.12%
Thailand—0.12%
Diversified Financials—0.12%
580,900	Kiatnakin Finance Ltd., strike price $0.382 expires 01/18/11* (cost—$354,192)	196,628

Number of Rights

Rights—0.00%
Thailand—0.00%
Diversified Telecommunication Services—0.00%
218,684	True Corporation Public Company Ltd., exercise price $0.351, expires 04/03/08*# (3) (cost—$0)	0

Principal Amount (000) ($)		Maturity Date	Interest Rate (%)

Corporate Bond—0.00%
Brazil—0.00%
Metals & Mining—0.00%
10	Companhia Vale do Rio Doce*(a)# (3) (cost—$0)	09/29/49	1.000	0

Principal Amount (000) ($)		Maturity Date	Interest Rates (%)	Value ($)

Repurchase Agreement—1.37%
2,185	Repurchase Agreement dated 10/29/04 with State Street Bank & Trust Co. collateralized by $365,864 U.S. Treasury Bonds, 8.125%, due 08/15/19, $1,715,414 U.S. Treasury Notes, 1.625% to 2.500% due 02/28/06 to 05/31/06; (value $2,228,859); proceeds: $2,185,297 (cost—$2,185,000)	11/01/04	1.630	2,185,000

Number of Shares (000)

Investments of Cash Collateral From Securities Loaned—10.27%
Money Market Funds†—10.27%
7,015	Barclays Prime Money Market Fund	1.762	7,015,012
9,365	UBS Private Money Market Fund LLC**	1.704	9,364,824
Total Money Market Funds (cost—$16,379,836)			16,379,836
Total Investments (cost—$164,688,669)(4)(5)—110.23%			175,905,997

*                                         Non-Income producing security.

ADR                     American Depositary Receipt

GDR                       Global Depositary Receipt

(a)                                  Bond interest in default.

(1)                                  Security, or portion thereof, was on loan at October 31, 2004.

(2)                                  Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities, which represent 1.17% of net assets as of October 31, 2004, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(3)                                  Illiquid securities representing 0.00% of net assets.

(4)                                  Includes $15,909,395 of investments in securities on loan, at value.

(5)                                  Cost of investments shown approximates cost for federal income tax purposes.  Gross unrealized appreciation of investments and gross unrealized depreciation of investments at October 31, 2004 were $14,447,765 and $3,230,437 respectively, resulting in net unrealized appreciation of investments of $11,217,328.

†                                          Interest rates shown reflect yields at October 31, 2004.

#                                         Security is being fair valued by a valuation committee under the direction of the board of trustees.

**                                  Affiliated issuer.  See table below for more information.

Security Description	Number of Shares Held at 07/31/04	Shares Purchased During the Three Months Ended 10/31/04	Shares Sold During the Three Months Ended 10/31/04	Number of Shares Held at 10/31/04	Income Earned From Affiliate for the Three Months Ended 10/31/04

UBS Private Money Market Fund LLC	9,580,128	25,312,307	25,527,611	9,364,824	$9,152

Forward Foreign Currency Contracts

	Contracts to Deliver	In Exchange For	Maturity Date	Unrealized Depreciation ($)
Czech Koruna	33,980,000	USD 1,319,817	11/30/04	55,224

Currency Type Abbreviation:

USD                       U.S. Dollars

For information on the Portfolio’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual financial statements.

Item 2.  Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)         The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)          Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS PACE Select Advisors Trust

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	December 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Joseph A. Varnas
Joseph A. Varnas
President

Date:	December 30, 2004

By:	/s/ Thomas Disbrow
Thomas Disbrow
Treasurer

Date:	December 30, 2004